UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices)	(Zip code)
Tina Wilson 100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	12/31/2018

Date of reporting period:	9/30/2018

Item 1. Schedule of Investments.

MML Asset Momentum Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 61.9%

COMMON STOCK — 61.9%
Communications — 9.6%
Internet — 9.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	1,700	$280,092
Booking Holdings, Inc. (a)	200	396,800
Facebook, Inc. Class A (a)	11,600	1,907,736
Rightmove PLC	35,000	214,859

		2,799,487

Telecommunications — 0.5%
NTT DOCOMO, Inc.	5,600	150,588

		2,950,075

Consumer, Cyclical — 7.6%
Distribution & Wholesale — 2.8%
Pool Corp.	5,100	851,088

Home Builders — 4.8%
NVR, Inc. (a)	600	1,482,480

		2,333,568

Consumer, Non-cyclical — 6.4%
Biotechnology — 1.3%
CSL Ltd.	2,800	404,861

Commercial Services — 1.9%
PayPal Holdings, Inc. (a)	6,800	597,312

Health Care – Products — 0.8%
Advanced Medical Solutions Group PLC	54,425	234,447

Health Care – Services — 1.4%
Fresenius SE & Co. KGaA	5,900	433,204

Household Products & Wares — 1.0%
Henkel AG & Co. KGaA	2,000	212,411
Portmeirion Group PLC	5,600	86,513

		298,924

		1,968,748

Financial — 16.4%
Banks — 11.1%
Associated Banc-Corp.	11,500	299,000
Bank of America Corp.	9,400	276,924
BOK Financial Corp.	3,100	301,568
Comerica, Inc.	3,000	270,600
Fifth Third Bancorp	9,000	251,280
JP Morgan Chase & Co.	2,600	293,384
KeyCorp	13,800	274,482
Regions Financial Corp.	15,200	278,920
SVB Financial Group (a)	1,100	341,913
Synovus Financial Corp.	5,800	265,582

	Number of Shares	Value
Western Alliance Bancorp (a)	4,900	$278,761
Zions Bancorp	5,300	265,795

		3,398,209

Diversified Financial Services — 4.9%
Mastercard, Inc. Class A	5,300	1,179,833
Visa, Inc. Class A	2,200	330,198

		1,510,031

Private Equity — 0.4%
Onex Corp.	1,700	116,255

		5,024,495

Industrial — 15.1%
Aerospace & Defense — 11.4%
Lockheed Martin Corp.	5,400	1,868,184
Raytheon Co.	7,900	1,632,614

		3,500,798

Building Materials — 0.3%
Breedon Group PLC (a)	88,437	84,263

Electronics — 1.1%
Halma PLC	17,600	331,222

Hand & Machine Tools — 0.5%
Schindler Holding AG	700	174,288

Machinery – Diversified — 1.8%
Keyence Corp.	400	232,057
Roper Technologies, Inc.	1,100	325,831

		557,888

		4,648,459

Technology — 6.8%
Computers — 2.6%
Fortinet, Inc. (a)	8,800	811,976

Software — 4.2%
Adobe Systems, Inc. (a)	2,400	647,880
Constellation Software, Inc.	300	220,618
EMIS Group PLC	11,800	155,322
Nexus AG	3,400	105,413
Open Text Corp.	4,200	159,819

		1,289,052

		2,101,028

TOTAL COMMON STOCK (Cost $17,201,784)		19,026,373

TOTAL EQUITIES (Cost $17,201,784)		19,026,373

The accompanying notes are an integral part of the portfolio of investments.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 9.7%

U.S. TREASURY OBLIGATIONS — 9.7%
U.S. Treasury Bonds & Notes — 9.7%
U.S. Treasury Note 1.750% 11/30/19 (b)	$3,000,000	$2,967,457

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,991,914)		2,967,457

TOTAL BONDS & NOTES (Cost $2,991,914)		2,967,457

	Number of Shares
MUTUAL FUNDS — 15.4%
Diversified Financial Services — 15.4%
iShares MSCI Brazil Capped Index Fund	36,000	1,214,280
iShares MSCI India ETF	6,600	214,302
Vanguard Total Stock Market ETF	22,200	3,322,230

		4,750,812

TOTAL MUTUAL FUNDS (Cost $4,602,219)		4,750,812

TOTAL LONG-TERM INVESTMENTS (Cost $24,795,917)		26,744,642

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 12.8%
Repurchase Agreement — 12.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (c)	$3,937,700	$3,937,700

TOTAL SHORT-TERM INVESTMENTS (Cost $3,937,700)		3,937,700

TOTAL INVESTMENTS — 99.8% (Cost $28,733,617) (d)		30,682,342

Other Assets/(Liabilities) — 0.2%		75,041

NET ASSETS — 100.0%		$30,757,383

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(c)

Maturity value of $3,938,061. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $4,018,257.

(d)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts at September 30, 2018:

		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
Contracts to Buy
GBP	1,016,335	HSBC Bank USA	6/21/19		$1,400,000	$(57,707)
THB	42,808,350	HSBC Bank USA	11/13/18		1,300,000	25,390

					$2,700,000	$(32,317)

Cross Currency Forwards
MYR	6,000,000	Barclays Bank PLC	2/22/19	JPY	159,300,000	$28,568
GBP	995,000	HSBC Bank USA	4/05/19	AUD	1,846,464	(28,538)

						$30

The accompanying notes are an integral part of the portfolio of investments.

MML Asset Momentum Fund – Portfolio of Investments (Continued)

Futures contracts at September 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
NASDAQ 100 E-Mini Index	12/21/18	12	$1,791,832	$45,428
S&P 500 E-Mini Index	12/21/18	111	16,074,556	125,894

				$171,322

Currency Legend

AUD	Australian Dollar
GBP	British Pound
MYR	Malaysian Ringgit
THB	Thai Baht
JPY	Japanese Yen

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 69.2%

COMMON STOCK — 69.1%
Basic Materials — 1.8%
Chemicals — 1.4%
Air Products & Chemicals, Inc.	7,795	$1,302,155
Albemarle Corp.	5,110	509,876
CF Industries Holdings, Inc.	16,190	881,384
DowDuPont, Inc.	32,520	2,091,361
Eastman Chemical Co.	6,070	581,020
LyondellBasell Industries NV Class A	17,640	1,808,276
The Mosaic Co.	61,400	1,994,272
PPG Industries, Inc.	8	873
Praxair, Inc.	6,736	1,082,677
The Sherwin-Williams Co.	3	1,366

		10,253,260

Forest Products & Paper — 0.0%
International Paper Co.	3,587	176,301

Iron & Steel — 0.1%
Nucor Corp.	12,056	764,953

Mining — 0.3%
Freeport-McMoRan, Inc.	70,864	986,427
Newmont Mining Corp.	23,670	714,834

		1,701,261

		12,895,775

Communications — 10.3%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	6,922	158,306
Omnicom Group, Inc.	3,747	254,871

		413,177

Internet — 6.6%
Alphabet, Inc. Class A (a)	6,800	8,208,144
Alphabet, Inc. Class C (a)	7,811	9,322,194
Amazon.com, Inc. (a)	7,880	15,783,640
Booking Holdings, Inc. (a)	891	1,767,744
eBay, Inc. (a)	20,777	686,057
Expedia Group, Inc.	5,157	672,885
F5 Networks, Inc. (a)	10,360	2,065,991
Facebook, Inc. Class A (a)	34,550	5,682,093
Netflix, Inc. (a)	8,613	3,222,382
Symantec Corp.	55	1,170
TripAdvisor, Inc. (a)	37	1,890
VeriSign, Inc. (a)	2,991	478,919

		47,893,109

Media — 1.2%
CBS Corp. Class B	57	3,275
Charter Communications, Inc. Class A (a)	3,201	1,043,142

	Number of Shares	Value
Comcast Corp. Class A	107,324	$3,800,343
Discovery, Inc. Class A (a)	600	19,200
Discovery, Inc. Class C (a)	15,443	456,804
DISH Network Corp. Class A (a)	52,600	1,880,976
News Corp. Class A	7,566	99,795
Twenty-First Century Fox, Inc. Class A	19,567	906,539
Twenty-First Century Fox, Inc. Class B	8,100	371,142
Viacom, Inc. Class B	12,810	432,465
The Walt Disney Co.	2	234

		9,013,915

Telecommunications — 2.4%
AT&T, Inc.	144,626	4,856,541
CenturyLink, Inc.	28	594
Cisco Systems, Inc.	160,642	7,815,233
Juniper Networks, Inc.	25,489	763,905
Motorola Solutions, Inc.	3,137	408,249
Verizon Communications, Inc.	62,655	3,345,151

		17,189,673

		74,509,874

Consumer, Cyclical — 5.9%
Airlines — 0.7%
Alaska Air Group, Inc.	300	20,658
American Airlines Group, Inc.	28,200	1,165,506
Delta Air Lines, Inc.	23,200	1,341,656
Southwest Airlines Co.	10,383	648,418
United Continental Holdings, Inc. (a)	22,100	1,968,226

		5,144,464

Apparel — 0.6%
Hanesbrands, Inc.	6,900	127,167
Michael Kors Holdings Ltd. (a)	18,900	1,295,784
NIKE, Inc. Class B	12,184	1,032,228
PVH Corp.	1,620	233,928
Ralph Lauren Corp.	13,350	1,836,293
VF Corp.	2,200	205,590

		4,730,990

Auto Manufacturers — 0.5%
Ford Motor Co.	128,513	1,188,746
General Motors Co.	45,200	1,521,884
PACCAR, Inc.	14,022	956,160

		3,666,790

Auto Parts & Equipment — 0.3%
Aptiv PLC	9,300	780,270
BorgWarner, Inc.	33,300	1,424,574
The Goodyear Tire & Rubber Co.	4,351	101,770

		2,306,614

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.1%
Fastenal Co.	82	$4,758
W.W. Grainger, Inc.	1,072	383,143

		387,901

Home Builders — 0.2%
D.R. Horton, Inc.	4,747	200,229
PulteGroup, Inc.	57,173	1,416,175

		1,616,404

Home Furnishing — 0.0%
Leggett & Platt, Inc.	86	3,766
Whirlpool Corp.	1,243	147,606

		151,372

Leisure Time — 0.1%
Harley-Davidson, Inc.	10,002	453,091

Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	12,700	1,025,906
Marriott International, Inc. Class A	921	121,600
MGM Resorts International	40,600	1,133,146
Wynn Resorts Ltd.	3,038	386,008

		2,666,660

Retail — 3.0%
AutoZone, Inc. (a)	494	383,196
Best Buy Co., Inc.	22,992	1,824,645
Costco Wholesale Corp.	7,370	1,731,066
Darden Restaurants, Inc.	2,654	295,098
Dollar Tree, Inc. (a)	48	3,914
Foot Locker, Inc.	42,300	2,156,454
The Gap, Inc.	10,990	317,062
Genuine Parts Co.	34	3,380
The Home Depot, Inc.	7,617	1,577,862
Kohl’s Corp.	26,030	1,940,537
L Brands, Inc.	2,200	66,660
Lowe’s Cos., Inc.	95	10,908
Macy’s, Inc.	54,951	1,908,448
McDonald’s Corp.	2,040	341,272
Nordstrom, Inc.	2,308	138,041
O’Reilly Automotive, Inc. (a)	3,663	1,272,233
Ross Stores, Inc.	2,644	262,020
Starbucks Corp.	54	3,069
Tapestry, Inc.	6,220	312,679
Target Corp.	17,286	1,524,798
Tiffany & Co.	802	103,434
The TJX Cos., Inc.	3,106	347,934
Walgreens Boots Alliance, Inc.	16,557	1,207,005
Walmart, Inc.	40,322	3,786,639
Yum! Brands, Inc.	35	3,182

		21,521,536

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	461	48,460

	Number of Shares	Value
Mattel, Inc.	90	$1,413

		49,873

		42,695,695

Consumer, Non-cyclical — 14.0%
Agriculture — 0.6%
Altria Group, Inc.	10,559	636,813
Archer-Daniels-Midland Co.	92	4,625
Philip Morris International, Inc.	42,486	3,464,309

		4,105,747

Beverages — 0.9%
Brown-Forman Corp. Class B	15	758
The Coca-Cola Co.	31,830	1,470,228
Constellation Brands, Inc. Class A	542	116,866
Molson Coors Brewing Co. Class B	29,600	1,820,400
PepsiCo, Inc.	24,860	2,779,348

		6,187,600

Biotechnology — 1.8%
Amgen, Inc.	23,331	4,836,283
Biogen, Inc. (a)	7,472	2,639,933
Celgene Corp. (a)	16,176	1,447,590
Gilead Sciences, Inc.	54,610	4,216,438

		13,140,244

Commercial Services — 1.4%
Automatic Data Processing, Inc.	10,699	1,611,911
Cintas Corp.	1,878	371,487
Ecolab, Inc.	2	314
Equifax, Inc.	132	17,235
H&R Block, Inc.	69,363	1,786,097
Moody’s Corp.	3,330	556,776
PayPal Holdings, Inc. (a)	77	6,764
Quanta Services, Inc. (a)	28,813	961,778
Robert Half International, Inc.	17,426	1,226,442
S&P Global, Inc.	1,018	198,907
Total System Services, Inc.	8,207	810,359
United Rentals, Inc. (a)	7,110	1,163,196
The Western Union Co.	71,888	1,370,185

		10,081,451

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	5,906	395,407
The Estee Lauder Cos., Inc. Class A	7,910	1,149,481
The Procter & Gamble Co.	53,729	4,471,865

		6,016,753

Foods — 0.5%
Campbell Soup Co.	1,624	59,487
Conagra Brands, Inc.	7,774	264,083
General Mills, Inc.	1,962	84,209
The Hershey Co.	1,647	167,994
Hormel Foods Corp.	15,732	619,841
The J.M. Smucker Co.	845	86,705

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kellogg Co.	8,428	$590,129
The Kraft Heinz Co.	4,958	273,235
The Kroger Co.	34,958	1,017,627
McCormick & Co., Inc.	161	21,212
Mondelez International, Inc. Class A	75	3,222
Sysco Corp.	5,334	390,715
Tyson Foods, Inc. Class A	4,301	256,039

		3,834,498

Health Care – Products — 1.1%
Abbott Laboratories	19,601	1,437,929
Baxter International, Inc.	9,361	721,639
Becton, Dickinson & Co.	242	63,162
Boston Scientific Corp. (a)	300	11,550
The Cooper Cos., Inc.	1,240	343,666
Danaher Corp.	11,256	1,223,077
DENTSPLY SIRONA, Inc.	56	2,113
Edwards Lifesciences Corp. (a)	30	5,223
Hologic, Inc. (a)	1,400	57,372
Intuitive Surgical, Inc. (a)	288	165,312
Medtronic PLC	28,000	2,754,360
Stryker Corp.	170	30,206
Thermo Fisher Scientific, Inc.	3,971	969,242
Varian Medical Systems, Inc. (a)	7	784
Zimmer Biomet Holdings, Inc.	2,455	322,759

		8,108,394

Health Care – Services — 1.8%
Aetna, Inc.	6,227	1,263,147
Anthem, Inc.	5,796	1,588,394
Centene Corp. (a)	3,010	435,788
Cigna Corp.	6,512	1,356,124
DaVita, Inc. (a)	3,030	217,039
HCA Healthcare, Inc.	2,600	361,712
Humana, Inc.	4,344	1,470,531
IQVIA Holdings, Inc. (a)	7,040	913,369
Laboratory Corp. of America Holdings (a)	2	347
Quest Diagnostics, Inc.	3,309	357,074
UnitedHealth Group, Inc.	19,694	5,239,392
Universal Health Services, Inc. Class B	50	6,392

		13,209,309

Household Products & Wares — 0.2%
Avery Dennison Corp.	1,915	207,490
The Clorox Co.	723	108,746
Kimberly-Clark Corp.	7,345	834,686

		1,150,922

Pharmaceuticals — 4.9%
AbbVie, Inc.	49,322	4,664,875
Allergan PLC	5,580	1,062,878
AmerisourceBergen Corp.	1,507	138,976

	Number of Shares	Value
Bristol-Myers Squibb Co.	20,767	$1,289,215
Cardinal Health, Inc.	15,778	852,012
CVS Health Corp.	21,694	1,707,752
Eli Lilly & Co.	16,614	1,782,848
Express Scripts Holding Co. (a)	23,301	2,213,828
Johnson & Johnson	57,122	7,892,547
McKesson Corp.	7,525	998,191
Merck & Co., Inc.	51,583	3,659,298
Mylan NV (a)	12,047	440,920
Perrigo Co. PLC	2,200	155,760
Pfizer, Inc.	166,041	7,317,427
Zoetis, Inc.	11,400	1,043,784

		35,220,311

		101,055,229

Energy — 3.6%
Oil & Gas — 3.3%
Anadarko Petroleum Corp.	19,748	1,331,213
Andeavor	2,517	386,359
Apache Corp.	21	1,001
Cabot Oil & Gas Corp.	48	1,081
Chevron Corp.	31,788	3,887,037
ConocoPhillips	42,939	3,323,479
Devon Energy Corp.	147	5,871
EOG Resources, Inc.	6,478	826,398
EQT Corp.	97	4,290
Exxon Mobil Corp.	35,497	3,017,955
Helmerich & Payne, Inc.	60	4,126
Hess Corp.	32	2,291
HollyFrontier Corp.	11,700	817,830
Marathon Oil Corp.	106,627	2,482,276
Marathon Petroleum Corp.	23,806	1,903,766
Newfield Exploration Co. (a)	36,100	1,040,763
Noble Energy, Inc.	56	1,747
Occidental Petroleum Corp.	13,315	1,094,093
Phillips 66	12,369	1,394,234
Pioneer Natural Resources Co.	5,431	946,026
Valero Energy Corp.	10,440	1,187,550

		23,659,386

Oil & Gas Services — 0.3%
Baker Hughes a GE Co.	31	1,049
Halliburton Co.	17,867	724,149
National Oilwell Varco, Inc.	22,794	981,965
Schlumberger Ltd.	4,531	276,029
TechnipFMC PLC	8,340	260,625

		2,243,817

Pipelines — 0.0%
Kinder Morgan, Inc.	38	674
The Williams Cos., Inc.	48	1,305

		1,979

		25,905,182

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 12.9%
Banks — 5.9%
Bank of America Corp.	190,198	$5,603,233
The Bank of New York Mellon Corp.	29,707	1,514,760
BB&T Corp.	3,166	153,678
Capital One Financial Corp.	17,052	1,618,747
Citigroup, Inc.	81,551	5,850,469
Citizens Financial Group, Inc.	26,500	1,022,105
Comerica, Inc.	16,821	1,517,254
Fifth Third Bancorp	42,921	1,198,354
The Goldman Sachs Group, Inc.	12,980	2,910,635
Huntington Bancshares, Inc.	6,800	101,456
JP Morgan Chase & Co.	68,562	7,736,536
KeyCorp	32,764	651,676
M&T Bank Corp.	6,045	994,644
Morgan Stanley	44,697	2,081,539
Northern Trust Corp.	13,759	1,405,207
The PNC Financial Services Group, Inc.	12,918	1,759,303
Regions Financial Corp.	79,715	1,462,770
State Street Corp.	6,576	550,937
SunTrust Banks, Inc.	23,700	1,582,923
SVB Financial Group (a)	3,870	1,202,912
US Bancorp	7,602	401,462
Wells Fargo & Co.	17,416	915,385
Zions Bancorp	4,241	212,686

		42,448,671

Diversified Financial Services — 2.9%
Alliance Data Systems Corp.	8,190	1,934,150
American Express Co.	2,519	268,248
Ameriprise Financial, Inc.	11,356	1,676,827
BlackRock, Inc.	3,180	1,498,829
The Charles Schwab Corp.	21,112	1,037,655
Discover Financial Services	1,783	136,310
E*TRADE Financial Corp. (a)	12,761	668,549
Franklin Resources, Inc.	6,387	194,229
Intercontinental Exchange, Inc.	15	1,123
Invesco Ltd.	2,112	48,323
Jefferies Financial Group, Inc.	37	813
Mastercard, Inc. Class A	22,760	5,066,604
Nasdaq, Inc.	45	3,861
Raymond James Financial, Inc.	4,900	451,045
Synchrony Financial	20,100	624,708
T. Rowe Price Group, Inc.	15,606	1,703,863
Visa, Inc. Class A	38,072	5,714,226

		21,029,363

Insurance — 3.0%
Aflac, Inc.	28,944	1,362,394
The Allstate Corp.	12,035	1,187,854
American International Group, Inc.	46	2,449
Aon PLC	3,445	529,772

	Number of Shares	Value
Assurant, Inc.	5,216	$563,067
Berkshire Hathaway, Inc. Class B (a)	38,426	8,227,391
Brighthouse Financial, Inc. (a)	26	1,150
Chubb Ltd.	7,568	1,011,388
Cincinnati Financial Corp.	4,419	339,423
Everest Re Group Ltd.	3,000	685,410
The Hartford Financial Services Group, Inc.	5,952	297,362
Lincoln National Corp.	10,351	700,349
Loews Corp.	20,783	1,043,930
Marsh & McLennan Cos., Inc.	5,813	480,851
MetLife, Inc.	32,190	1,503,917
Principal Financial Group, Inc.	8,129	476,278
The Progressive Corp.	18,114	1,286,819
Prudential Financial, Inc.	15,737	1,594,473
Torchmark Corp.	3,282	284,517
The Travelers Cos., Inc.	2,287	296,647
Unum Group	2,731	106,700

		21,982,141

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	24,287	1,071,057

Real Estate Investment Trusts (REITS) — 0.9%
American Tower Corp.	119	17,291
Apartment Investment & Management Co. Class A	85	3,751
AvalonBay Communities, Inc.	2,081	376,973
Boston Properties, Inc.	3	369
Digital Realty Trust, Inc.	280	31,494
Duke Realty Corp.	9,000	255,330
Equinix, Inc.	120	51,947
Equity Residential	56	3,710
Essex Property Trust, Inc.	1,500	370,065
Extra Space Storage, Inc.	7,000	606,480
HCP, Inc.	35	921
Host Hotels & Resorts, Inc.	27,837	587,361
Iron Mountain, Inc.	48	1,657
Kimco Realty Corp.	2,767	46,320
Mid-America Apartment Communities, Inc.	60	6,011
Prologis, Inc.	12,838	870,288
Public Storage	203	40,931
Simon Property Group, Inc.	645	114,004
SL Green Realty Corp.	18,490	1,803,330
Ventas, Inc.	1,025	55,739
Vornado Realty Trust	1,373	100,229
Welltower, Inc.	2,100	135,072
Weyerhaeuser Co.	20,626	665,601

		6,144,874

Savings & Loans — 0.1%
People’s United Financial, Inc.	25,351	434,009

		93,110,115

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 5.7%
Aerospace & Defense — 1.5%
Arconic, Inc.	8	$176
The Boeing Co.	18,292	6,802,795
General Dynamics Corp.	602	123,241
Harris Corp.	770	130,292
L3 Technologies, Inc.	970	206,241
Lockheed Martin Corp.	1,530	529,319
Northrop Grumman Corp.	348	110,445
Raytheon Co.	4,829	997,961
Rockwell Collins, Inc.	8	1,124
United Technologies Corp.	14,540	2,032,837

		10,934,431

Building Materials — 0.1%
Johnson Controls International PLC	19,765	691,775
Masco Corp.	25	915
Vulcan Materials Co.	5	556

		693,246

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	7,700	609,224
Emerson Electric Co.	4,869	372,868

		982,092

Electronics — 1.0%
Agilent Technologies, Inc.	15,163	1,069,598
Allegion PLC	1,633	147,901
Amphenol Corp. Class A	4,264	400,901
Corning, Inc.	40,967	1,446,135
FLIR Systems, Inc.	2,852	175,313
Fortive Corp.	5,878	494,928
Garmin Ltd.	2,100	147,105
Honeywell International, Inc.	14,922	2,483,021
PerkinElmer, Inc.	2,720	264,574
Waters Corp. (a)	1,540	299,807

		6,929,283

Engineering & Construction — 0.3%
Fluor Corp.	16,809	976,603
Jacobs Engineering Group, Inc.	17,420	1,332,630

		2,309,233

Environmental Controls — 0.1%
Pentair PLC	18,023	781,297
Republic Services, Inc.	337	24,487
Stericycle, Inc. (a)	97	5,692
Waste Management, Inc.	1,973	178,280

		989,756

Hand & Machine Tools — 0.2%
Snap-on, Inc.	7,971	1,463,476
Stanley Black & Decker, Inc.	9	1,318

		1,464,794

	Number of Shares	Value
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	11,225	$1,711,700

Machinery – Diversified — 0.2%
Cummins, Inc.	3,325	485,683
Dover Corp.	5,173	457,966
Flowserve Corp.	70	3,828
Rockwell Automation, Inc.	493	92,447
Roper Technologies, Inc.	663	196,387
Xylem, Inc.	3,355	267,964

		1,504,275

Miscellaneous – Manufacturing — 0.4%
3M Co.	2	421
Eaton Corp. PLC	13,566	1,176,579
General Electric Co.	86	971
Illinois Tool Works, Inc.	285	40,219
Ingersoll-Rand PLC	9,600	982,080
Parker-Hannifin Corp.	2,848	523,833
Textron, Inc.	4,672	333,908

		3,058,011

Packaging & Containers — 0.3%
Ball Corp.	4	176
Packaging Corp. of America	750	82,268
Sealed Air Corp.	53	2,128
WestRock Co.	36,267	1,938,108

		2,022,680

Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	6,930	1,774,634

Transportation — 1.0%
C.H. Robinson Worldwide, Inc.	120	11,750
CSX Corp.	29,907	2,214,613
Expeditors International of Washington, Inc.	126	9,265
Norfolk Southern Corp.	7,813	1,410,247
Union Pacific Corp.	16,712	2,721,215
United Parcel Service, Inc. Class B	4,880	569,740

		6,936,830

		41,310,965

Technology — 13.3%
Computers — 5.4%
Accenture PLC Class A	4,240	721,648
Apple, Inc.	116,347	26,264,172
Cognizant Technology Solutions Corp. Class A	10,256	791,250
DXC Technology Co.	16,979	1,587,876
Hewlett Packard Enterprise Co.	67,274	1,097,239
HP, Inc.	71,974	1,854,770
International Business Machines Corp.	15,040	2,274,199
NetApp, Inc.	22,098	1,897,997

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Seagate Technology PLC	32,100	$1,519,935
Western Digital Corp.	7,147	418,385

		38,427,471

Office & Business Equipment — 0.0%
Xerox Corp.	836	22,555

Semiconductors — 2.5%
Analog Devices, Inc.	1,072	99,117
Applied Materials, Inc.	1,939	74,942
Broadcom, Inc.	7,049	1,739,200
Intel Corp.	164,423	7,775,564
KLA-Tencor Corp.	10,279	1,045,477
Lam Research Corp.	1,193	180,978
Microchip Technology, Inc.	21	1,657
Micron Technology, Inc. (a)	29,817	1,348,623
NVIDIA Corp.	556	156,247
QUALCOMM, Inc.	35,100	2,528,253
Skyworks Solutions, Inc.	6,010	545,167
Texas Instruments, Inc.	22,274	2,389,778
Xilinx, Inc.	3,756	301,119

		18,186,122

Software — 5.4%
Activision Blizzard, Inc.	200	16,638
Adobe Systems, Inc. (a)	12,600	3,401,370
Akamai Technologies, Inc. (a)	20,026	1,464,902
ANSYS, Inc. (a)	2,350	438,698
Autodesk, Inc. (a)	37	5,776
Broadridge Financial Solutions, Inc.	6,090	803,575
CA, Inc.	15,073	665,473
Cadence Design Systems, Inc. (a)	3,600	163,152
Citrix Systems, Inc. (a)	17,837	1,982,761
Electronic Arts, Inc. (a)	867	104,465
Fidelity National Information Services, Inc.	5,500	599,885
Fiserv, Inc. (a)	3,352	276,138
Intuit, Inc.	5,540	1,259,796
Microsoft Corp.	199,845	22,856,273
Oracle Corp.	53,857	2,776,867
Paychex, Inc.	64	4,713
Red Hat, Inc. (a)	1	136
salesforce.com, Inc. (a)	13,554	2,155,493
Synopsys, Inc. (a)	600	59,166

		39,035,277

		95,671,425

Utilities — 1.6%
Electric — 1.6%
AES Corp.	55,887	782,418
Ameren Corp.	660	41,725
American Electric Power Co., Inc.	8,385	594,329
CenterPoint Energy, Inc.	23,731	656,162
CMS Energy Corp.	7,903	387,247

	Number of Shares	Value
Consolidated Edison, Inc.	2,182	$166,247
Dominion Energy, Inc.	1,716	120,600
DTE Energy Co.	3,020	329,573
Duke Energy Corp.	15,190	1,215,504
Edison International	426	28,832
Entergy Corp.	5,198	421,714
Eversource Energy	812	49,889
Exelon Corp.	22,140	966,632
FirstEnergy Corp.	580	21,559
NextEra Energy, Inc.	3,040	509,504
NRG Energy, Inc.	1,200	44,880
PG&E Corp.	47,316	2,177,009
Pinnacle West Capital Corp.	1,396	110,535
PPL Corp.	11,618	339,943
Public Service Enterprise Group, Inc.	1,424	75,173
SCANA Corp.	2,947	114,609
Sempra Energy	2,231	253,776
The Southern Co.	26,922	1,173,799
WEC Energy Group, Inc.	4,542	303,224
Xcel Energy, Inc.	5,472	258,333

		11,143,216

Gas — 0.0%
NiSource, Inc.	713	17,768

		11,160,984

TOTAL COMMON STOCK (Cost $334,512,260)		498,315,244

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp., The 3 mo. USD LIBOR + 3.165% 5.100% VRN	20,000	500,000

TOTAL PREFERRED STOCK (Cost $500,000)		500,000

TOTAL EQUITIES (Cost $335,012,260)		498,815,244

	Principal Amount
BONDS & NOTES — 30.2%

CORPORATE DEBT — 11.2%
Advertising — 0.0%
WPP Finance 2010 5.625% 11/15/43	$204,000	208,637

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	80,000	94,374

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Agriculture — 0.1%
Bunge Ltd. Finance Corp.
3.250% 8/15/26	$292,000	$264,227
4.350% 3/15/24	350,000	346,516
Reynolds American, Inc. 5.850% 8/15/45	195,000	212,058

		822,801

Airlines — 0.3%
American Airlines Group, Inc. 5.500% 10/01/19 (b)	1,379,000	1,397,961
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	31,388	31,187
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	293,733	292,632
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	95,000	94,813
WestJet Airlines Ltd. 3.500% 6/16/21 (b)	117,000	115,096

		1,931,689

Auto Manufacturers — 0.3%
Ford Motor Co. 5.291% 12/08/46	80,000	71,253
Ford Motor Credit Co. LLC
3.810% 1/09/24	200,000	190,676
4.140% 2/15/23	465,000	457,403
4.375% 8/06/23	200,000	197,731
General Motors Co.
4.200% 10/01/27	215,000	202,808
5.150% 4/01/38	130,000	120,910
General Motors Financial Co., Inc.
3.500% 11/07/24	515,000	485,508
4.150% 6/19/23	235,000	234,060

		1,960,349

Auto Parts & Equipment — 0.0%
Lear Corp. 5.375% 3/15/24	85,000	87,390

Banks — 1.6%
Associated Banc-Corp. 4.250% 1/15/25	494,000	491,489
Banco Santander SA
3.125% 2/23/23	400,000	379,625
4.250% 4/11/27	200,000	188,892
Bank of America Corp.
4.183% 11/25/27	405,000	395,293
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	200,000	195,248
6.110% 1/29/37	220,000	253,011

	Principal Amount	Value
7.750% 5/14/38	$95,000	$128,228
Bank of Montreal 3.803% VRN 12/15/32 (c)	245,000	228,913
The Bank of Nova Scotia
4.500% 12/16/25	200,000	200,097
4.650% VRN 12/31/99 (c) (d)	415,000	389,322
Barclays Bank PLC 10.179% 6/12/21 (b)	190,000	216,453
Barclays PLC
3.695% FRN 5/16/24 (c)	345,000	343,195
4.337% 1/10/28	260,000	246,047
BPCE SA 3.500% 10/23/27 (b)	420,000	382,752
CIT Group, Inc. 4.750% 2/16/24	360,000	360,882
Citigroup, Inc.
3.875% 3/26/25	562,000	546,490
8.125% 7/15/39	90,000	129,912
Credit Suisse AG 6.500% 8/08/23 (b)	350,000	373,660
Credit Suisse Group AG 4.282% 1/09/28 (b)	500,000	486,291
Deutsche Bank AG 3.150% 1/22/21	310,000	302,933
Discover Bank 4.682% VRN 8/09/28 (c)	495,000	489,911
First Republic Bank 4.375% 8/01/46	685,000	636,167
Fulton Financial Corp. 3.600% 3/16/22	230,000	225,045
The Goldman Sachs Group, Inc.
3.814% VRN 4/23/29 (c)	260,000	248,017
5.950% 1/15/27	212,000	231,830
6.250% 2/01/41	60,000	72,116
6.750% 10/01/37	200,000	240,591
HSBC Holdings PLC
4.250% 3/14/24	200,000	198,938
4.583% VRN 6/19/29 (c)	255,000	255,004
ING Groep NV 4.100% 10/02/23	410,000	410,306
JP Morgan Chase & Co.
3.375% 5/01/23	140,000	137,424
3.625% 12/01/27	205,000	193,338
5.600% 7/15/41	195,000	225,085
Morgan Stanley 4.350% 9/08/26	600,000	595,371
SVB Financial Group 3.500% 1/29/25	400,000	386,761
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (b)	445,000	434,427
Valley National Bancorp 5.125% 9/27/23	245,000	252,223

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co.
5.375% 11/02/43	$159,000	$170,819
5.606% 1/15/44	110,000	121,509

		11,763,615

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	825,000	834,340
Molson Coors Brewing Co.
4.200% 7/15/46	285,000	252,523
5.000% 5/01/42	60,000	59,491

		1,146,354

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	90,000	95,383
Celgene Corp.
3.450% 11/15/27	660,000	616,134
4.350% 11/15/47	200,000	179,038

		890,555

Building Materials — 0.2%
CRH America Finance, Inc. 3.950% 4/04/28 (b)	520,000	503,835
Standard Industries, Inc.
5.000% 2/15/27 (b)	771,000	725,704
5.375% 11/15/24 (b)	246,000	245,692
5.500% 2/15/23 (b)	178,000	180,003

		1,655,234

Chemicals — 0.3%
Incitec Pivot Finance LLC 6.000% 12/10/19 (b)	185,000	189,753
LYB International Finance BV 5.250% 7/15/43	175,000	178,614
The Mosaic Co. 4.050% 11/15/27	292,000	282,486
RPM International, Inc. 3.750% 3/15/27	110,000	104,531
The Sherwin-Williams Co. 4.500% 6/01/47	105,000	100,988
Syngenta Finance NV
3.698% 4/24/20 (b)	310,000	309,297
4.441% 4/24/23 (b)	400,000	397,561
Yara International ASA 4.750% 6/01/28 (b)	570,000	573,839

		2,137,069

Commercial Services — 0.2%
The ADT Security Corp. 6.250% 10/15/21	1,122,000	1,176,989
ERAC USA Finance LLC 6.700% 6/01/34 (b)	78,000	93,395

		1,270,384

	Principal Amount	Value
Computers — 0.1%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (b)	$76,000	$81,231
Leidos Holdings, Inc. 4.450% 12/01/20	835,000	844,603

		925,834

Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/23/23	395,000	380,568
3.875% 1/23/28	980,000	909,751
4.500% 5/15/21	290,000	294,501
Affiliated Managers Group, Inc. 3.500% 8/01/25	590,000	563,979
Aircastle Ltd.
4.400% 9/25/23	190,000	190,025
5.000% 4/01/23	275,000	282,436
Ally Financial, Inc. 3.250% 11/05/18	485,000	484,806
Antares Holdings LP 6.000% 8/15/23 (b)	495,000	496,948
Ares Finance Co. LLC 4.000% 10/08/24 (b)	355,000	335,693
Discover Financial Services 4.100% 2/09/27	485,000	463,607
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	200,000	188,231
Genpact Luxembourg Sarl 3.700% 4/01/22	360,000	351,523
High Street Funding Trust I 4.111% 2/15/28 (b)	500,000	487,650
Lazard Group LLC
3.625% 3/01/27	184,000	171,594
4.500% 9/19/28	175,000	172,124
Legg Mason, Inc. 5.625% 1/15/44	175,000	177,020
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (b)	170,000	168,912

		6,119,368

Electric — 0.5%
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (b)	155,000	146,195
CMS Energy Corp. 4.700% 3/31/43	115,000	116,330
Duke Energy Corp. 3.750% 9/01/46	195,000	171,357
EDP Finance BV 3.625% 7/15/24 (b)	420,000	400,948

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Entergy Louisiana LLC 4.950% 1/15/45	$165,000	$166,047
IPALCO Enterprises, Inc.
3.450% 7/15/20	615,000	612,085
3.700% 9/01/24	170,000	164,890
Israel Electric Corp. Ltd.
4.250% 8/14/28 (b)	425,000	403,223
7.250% 1/15/19 (b)	200,000	201,874
Nevada Power Co., Series N, 6.650% 4/01/36	135,000	170,647
Oncor Electric Delivery Co. 7.500% 9/01/38	40,000	56,211
Pacific Gas & Electric Co. 5.800% 3/01/37	120,000	133,859
Pennsylvania Electric Co. 4.150% 4/15/25 (b)	295,000	294,253
Progress Energy, Inc. 7.000% 10/30/31	25,000	31,178
Puget Energy, Inc. 3.650% 5/15/25	350,000	337,660
Xcel Energy, Inc. 6.500% 7/01/36	240,000	304,173

		3,710,930

Electronics — 0.1%
Arrow Electronics, Inc.
3.250% 9/08/24	155,000	146,501
3.875% 1/12/28	145,000	135,063
4.500% 3/01/23	80,000	80,889
Ingram Micro, Inc. 5.450% STEP 12/15/24	203,000	199,980

		562,433

Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	250,000	231,656

Gas — 0.1%
NiSource, Inc. 5.800% 2/01/42	175,000	193,136
Spire, Inc. 4.700% 8/15/44	290,000	288,496

		481,632

Health Care – Products — 0.1%
Becton Dickinson & Co.
3.700% 6/06/27	295,000	282,090
4.685% 12/15/44	225,000	221,851
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	265,000	248,747

		752,688

Health Care – Services — 0.1%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	165,000	166,442

	Principal Amount	Value
Humana, Inc.
3.950% 3/15/27	$250,000	$245,725
4.800% 3/15/47	125,000	127,491

		539,658

Home Builders — 0.1%
Lennar Corp.
4.500% 11/15/19	516,000	519,870
4.750% 5/30/25	200,000	195,000

		714,870

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	85,000	78,704

Insurance — 0.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	790,000	813,700
American International Group, Inc.
4.200% 4/01/28	260,000	257,264
4.500% 7/16/44	200,000	188,757
4.750% 4/01/48	75,000	73,730
5.750% VRN 4/01/48 (c)	425,000	412,781
AmTrust Financial Services, Inc. 6.125% 8/15/23	495,000	479,807
Arch Capital Group US, Inc. 5.144% 11/01/43	170,000	180,138
The Athene Holding Ltd. 4.125% 1/12/28	830,000	775,468
AXIS Specialty Finance PLC 4.000% 12/06/27	415,000	392,555
CNA Financial Corp. 3.450% 8/15/27	185,000	171,295
CNO Financial Group, Inc. 5.250% 5/30/25	465,000	475,463
Enstar Group Ltd. 4.500% 3/10/22	140,000	140,614
The Progressive Corp. 5.375% VRN 12/31/99 (c) (d)	200,000	199,500
Prudential Financial, Inc. 5.700% VRN 9/15/48 (c)	480,000	478,358
Trinity Acquisition PLC 4.400% 3/15/26	70,000	69,647
USF&G Capital I 8.500% 12/15/45 (b)	150,000	206,492
Voya Financial, Inc. 4.700% VRN 1/23/48 (b) (c)	180,000	160,200
Willis North America, Inc.
4.500% 9/15/28	480,000	479,864
7.000% 9/29/19	97,000	100,317
XLIT Ltd.
4.450% 3/31/25	633,000	627,103
5.500% 3/31/45	100,000	105,241

		6,788,294

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Internet — 0.1%
Amazon.com, Inc. 4.050% 8/22/47	$300,000	$295,521
Tencent Holdings Ltd. 3.595% 1/19/28 (b)	225,000	212,965

		508,486

Investment Companies — 0.3%
Ares Capital Corp.
3.500% 2/10/23	510,000	487,341
3.875% 1/15/20	525,000	527,079
BlackRock TCP Capital Corp. 4.125% 8/11/22	470,000	446,260
FS Investment Corp. 4.000% 7/15/19	505,000	506,888

		1,967,568

Iron & Steel — 0.2%
ArcelorMittal
5.125% 6/01/20	320,000	327,718
5.250% STEP 8/05/20	618,000	636,214
Vale Overseas Ltd.
5.875% 6/10/21	475,000	499,852
6.875% 11/21/36	230,000	267,076

		1,730,860

Lodging — 0.1%
MGM Resorts International 6.625% 12/15/21	416,000	440,960

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.875% 10/15/21	700,000	698,042

Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (b)	200,000	189,500
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579% 7/23/20	270,000	270,152
6.484% 10/23/45	225,000	241,871
Comcast Corp. 3.400% 7/15/46	220,000	178,003
Discovery Communications LLC
3.950% 3/20/28	250,000	237,488
5.000% 9/20/37	160,000	156,013
Grupo Televisa SAB 6.625% 3/18/25	175,000	197,426
Time Warner Cable, Inc.
6.750% 6/15/39	110,000	119,966
8.250% 4/01/19	45,000	46,150
8.750% 2/14/19	65,000	66,343

	Principal Amount	Value
Warner Media LLC 6.250% 3/29/41	$25,000	$27,033

		1,729,945

Mining — 0.2%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (b)	149,000	146,990
Glencore Funding LLC
3.875% 10/27/27 (b)	160,000	148,324
4.625% 4/29/24 (b)	600,000	603,678
Kinross Gold Corp.
4.500% 7/15/27	166,000	148,371
5.125% 9/01/21	600,000	616,500

		1,663,863

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	520,000	463,802

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.
3.875% STEP 9/15/20	135,000	133,144
3.875% STEP 10/01/21	485,000	462,568

		595,712

Oil & Gas — 0.7%
Anadarko Petroleum Corp.
6.450% 9/15/36	250,000	285,270
6.600% 3/15/46	107,000	125,831
Andeavor 4.500% 4/01/48	85,000	79,228
Antero Resources Corp. 5.375% 11/01/21	539,000	545,899
Cenovus Energy, Inc.
3.000% 8/15/22	200,000	191,588
4.250% 4/15/27	300,000	289,995
6.750% 11/15/39	100,000	112,773
Continental Resources, Inc. 4.375% 1/15/28	260,000	258,057
Diamondback Energy, Inc. 4.750% 11/01/24 (b)	428,000	428,535
Encana Corp. 6.500% 2/01/38	80,000	93,763
EQT Corp. 3.900% 10/01/27	840,000	787,090
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	190,000	194,301
Marathon Petroleum Corp.
4.750% 9/15/44	100,000	96,673
6.500% 3/01/41	170,000	198,929
Nabors Industries, Inc. 5.500% 1/15/23	215,000	211,196

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Newfield Exploration Co. 5.750% 1/30/22	$200,000	$209,250
Patterson-UTI Energy, Inc. 3.950% 2/01/28	160,000	148,032
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	175,000	182,000
Petroleos Mexicanos
3.500% 1/30/23	100,000	94,800
4.625% 9/21/23	100,000	99,100
5.350% 2/12/28 (b)	190,000	179,075
5.500% 1/21/21	285,000	294,094
6.375% 1/23/45	80,000	74,080
6.500% 3/13/27	60,000	61,290
6.625% 6/15/38	37,000	35,520

		5,276,369

Oil & Gas Services — 0.0%
National Oilwell Varco, Inc. 3.950% 12/01/42	366,000	317,488

Packaging & Containers — 0.1%
Amcor Finance USA, Inc. 3.625% 4/28/26 (b)	715,000	676,521

Pharmaceuticals — 0.5%
AbbVie, Inc. 4.700% 5/14/45	165,000	158,529
Allergan Funding SCS
4.550% 3/15/35	100,000	97,271
4.750% 3/15/45	190,000	184,726
Bayer US Finance II LLC 4.400% 7/15/44 (b)	340,000	302,471
CVS Health Corp.
4.300% 3/25/28	173,000	171,643
5.050% 3/25/48	240,000	245,483
6.125% 9/15/39	175,000	198,604
CVS Pass-Through Trust 5.926% 1/10/34 (b)	266,175	285,241
Express Scripts Holding Co.
4.500% 2/25/26	180,000	181,612
4.800% 7/15/46	195,000	190,318
McKesson Corp.
4.883% 3/15/44	60,000	59,862
6.000% 3/01/41	125,000	137,703
Mylan, Inc. 3.125% 1/15/23 (b)	118,000	112,530
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	200,000	194,081
Teva Pharmaceutical Finance Netherlands III BV
1.700% 7/19/19	51,000	50,171
2.200% 7/21/21	670,000	629,599
4.100% 10/01/46	75,000	54,679

		3,254,523

	Principal Amount	Value
Pipelines — 0.9%
Andeavor Logistics LP 6.875% VRN 12/31/99 (c) (d)	$300,000	$301,350
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	97,000	99,668
Energy Transfer Equity LP
5.875% 1/15/24	200,000	210,500
7.500% 10/15/20	175,000	187,250
Energy Transfer Partners LP
4.200% 4/15/27	165,000	159,374
6.125% 12/15/45	75,000	79,999
6.250% VRN 12/31/99 (c) (d)	385,000	370,562
6.500% 2/01/42	100,000	109,824
EnLink Midstream Partners LP
4.150% 6/01/25	350,000	331,875
4.850% 7/15/26	149,000	144,458
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (c)	195,000	180,601
EQT Midstream Partners LP 4.750% 7/15/23	495,000	502,318
Kinder Morgan Energy Partners LP
5.300% 9/15/20	475,000	491,791
6.375% 3/01/41	65,000	74,104
6.500% 2/01/37	120,000	134,601
6.550% 9/15/40	90,000	103,060
6.950% 1/15/38	10,000	12,122
MPLX LP
4.500% 4/15/38	195,000	183,787
5.200% 3/01/47	35,000	35,070
5.500% 2/15/23	136,000	138,761
Phillips 66 Partners LP
3.750% 3/01/28	135,000	128,525
4.680% 2/15/45	28,000	26,535
Plains All American Pipeline LP 6.125% VRN 12/31/99 (c) (d)	385,000	374,894
Plains All American Pipeline LP/PAA Finance Corp.
3.650% 6/01/22	191,000	188,664
4.500% 12/15/26	210,000	209,786
4.700% 6/15/44	100,000	90,067
Sabine Pass Liquefaction LLC 4.200% 3/15/28	240,000	232,817
Sunoco Logistics Partners Operations LP
4.000% 10/01/27	230,000	218,368
5.300% 4/01/44	75,000	71,892
Western Gas Partners LP
4.000% 7/01/22	781,000	777,590
4.500% 3/01/28	105,000	100,721

		6,270,934

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Private Equity — 0.1%
Hercules Capital, Inc. 4.625% 10/23/22	$470,000	$452,310
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	225,000	230,625

		682,935

Real Estate Investment Trusts (REITS) — 0.4%
American Tower Corp. 4.400% 2/15/26	140,000	140,162
American Tower Trust #1 3.652% 3/23/48 (b)	310,000	304,055
Crown Castle International Corp. 4.000% 3/01/27	120,000	116,268
Healthcare Trust of America Holdings LP 3.500% 8/01/26	375,000	349,786
Host Hotels & Resorts LP 3.875% 4/01/24	245,000	239,280
Kimco Realty Corp. 3.300% 2/01/25	160,000	151,811
Mid-America Apartments LP 3.600% 6/01/27	155,000	147,681
National Retail Properties, Inc. 4.300% 10/15/28	155,000	153,831
SBA Tower Trust
2.877% 7/10/46 (b)	200,000	196,645
3.156% 10/10/45 (b)	210,000	208,425
3.168% 4/09/47 (b)	260,000	254,945
UDR, Inc. 3.500% 7/01/27	220,000	208,055
Weingarten Realty Investors 3.250% 8/15/26	85,000	78,083

		2,549,027

Retail — 0.2%
Dollar Tree, Inc. 4.200% 5/15/28	320,000	310,809
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (b)	445,000	426,648
The Home Depot, Inc. 5.950% 4/01/41	150,000	186,742
QVC, Inc.
4.375% 3/15/23	150,000	148,159
5.125% 7/02/22	280,000	283,655

		1,356,013

Semiconductors — 0.1%
Marvell Technology Group Ltd. 4.200% 6/22/23	275,000	273,651
Microchip Technology, Inc. 3.922% 6/01/21 (b)	165,000	164,034

		437,685

	Principal Amount	Value
Software — 0.1%
Microsoft Corp. 4.450% 11/03/45	$330,000	$353,386

Telecommunications — 0.4%
AT&T, Inc.
3.400% 5/15/25	200,000	190,414
4.750% 5/15/46	460,000	420,273
5.250% 3/01/37	95,000	94,682
CenturyLink, Inc. 6.150% 9/15/19	140,000	142,625
Cisco Systems, Inc. 5.500% 1/15/40	55,000	65,585
Crown Castle Towers LLC 4.241% 7/15/48 (b)	250,000	252,292
Ericsson LM 4.125% 5/15/22	500,000	496,836
Hughes Satellite Systems Corp. 6.500% 6/15/19	175,000	178,500
Sprint Communications, Inc. 9.250% 4/15/22	410,000	465,350
Telefonica Emisiones SAU 4.665% 3/06/38	180,000	169,110
Verizon Communications, Inc.
4.862% 8/21/46	222,000	221,448
6.550% 9/15/43	149,000	181,243

		2,878,358

Transportation — 0.0%
Autoridad del Canal de Panama 4.950% 7/29/35 (b)	210,000	216,825
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (b)	105,000	106,179

		323,004

Trucking & Leasing — 0.2%
DAE Funding LLC 4.000% 8/01/20 (b)	173,000	171,054
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (b)	250,000	244,062
5.250% 8/15/22 (b)	1,005,000	1,013,794

		1,428,910

TOTAL CORPORATE DEBT (Cost $81,738,737)		80,478,909

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	325,000	343,746
Orange County Local Transportation Authority BAB 6.908% 2/15/41	230,000	302,646
Panhandle-Plains Student Finance Corp., Series 2001-A2, 3.170% FRN 12/01/31 (c)	300,000	297,822

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB
7.550% 4/01/39	$425,000	$620,321
7.600% 11/01/40	105,000	156,055

		1,720,590

TOTAL MUNICIPAL OBLIGATIONS (Cost $1,691,142)		1,720,590

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.2%
Automobile ABS — 0.5%
First Investors Auto Owner Trust, Series 2016-2A, Class B 2.210% 7/15/22 (b)	450,000	443,581
Hertz Vehicle Financing II LP
Series 2018-1A, Class A, 3.290% 2/25/24 (b)	1,240,000	1,205,951
Series 2018-1A, Class B, 3.600% 2/25/24 (b)	650,000	631,525
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (b)	336,980	336,105
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700% 3.858% FRN 7/15/20 (b)	10,766	10,790
Oscar US Funding Trust V, Series 2016-2A, Class A4 2.990% 12/15/23 (b)	690,000	683,635
Oscar US Funding Trust VI, Series 2017-1A, Class A4 3.300% 5/10/24 (b)	150,000	149,262

		3,460,849

Commercial MBS — 0.7%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (b) (c)	710,000	702,377
BANK, Series 2018-BN14, Class C, 4.598% VRN 9/15/60 (c)	210,000	211,947
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (b) (c)	350,000	349,208
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (b) (c)	280,000	274,800
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (b) (c)	210,000	202,268
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.658% FRN 7/15/35 (b) (c)	850,000	851,303
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (b)	195,000	192,099

	Principal Amount	Value
Series 2014-UBS2, Class A5, 3.961% 3/10/47	$319,000	$324,263
Series 2015-CR23, Class C, 4.394% VRN 5/10/48 (c)	140,000	137,451
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A 4.238% 1/10/34 (b)	165,000	169,197
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471% VRN 11/10/46 (b) (c)	110,000	115,316
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.928% VRN 7/10/38 (c)	123,042	124,332
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS 4.948% 1/10/45 (b)	100,000	104,269
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, 5.466% VRN 6/12/47 (c)	74,498	74,537
Morgan Stanley Capital I Trust
Series 2018-H3, Class B, 4.620% 7/15/51	120,000	122,049
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (b) (c)	250,000	258,454
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.481% VRN 8/15/39 (c)	11,538	11,591
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (c)	179,102	177,832
VNO Mortgage Trust, Series 2013-PENN, Class A 3.808% 12/13/29 (b)	240,000	242,151
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class A1, 3.349% 11/15/43 (b)	14,017	14,062
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (c)	240,000	243,274
Series 2018-C45, Class B, 4.556% 6/15/51	60,000	61,251
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	190,000	193,395

		5,157,426

Home Equity ABS — 0.0%
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + ..720% 2.936% FRN 3/25/35	34,880	35,146

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Other ABS — 3.8%
321 Henderson Receivables LLC
Series 2005-1A, Class A1, 1 mo. USD LIBOR + .230% 2.388% FRN 11/15/40 (b)	$63,199	$60,195
Series 2015-1A, Class A, 3.260% 9/15/72 (b)	48,260	46,118
Aames Mortgage Investment Trust
Series 2005-1, Class M4, 1 mo. USD LIBOR + 1.125% 3.341% FRN 6/25/35	10,191	10,181
Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 3.941% FRN 1/25/35	63,129	62,671
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 3.819% FRN 10/15/28 (b)	410,000	412,119
Alterna Funding II LLC, Series 2015-1A, Class A 2.500% 2/15/24 (b)	31,753	31,724
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460% 3.808% FRN 10/20/28 (b)	250,000	250,047
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (b)	311,200	312,214
Assurant CLO III Ltd., Series 2018-2A, Class C, 4.409% FRN 10/20/31 (b) (c)	310,000	309,371
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120% 3.453% FRN 1/18/25 (b)	147,480	147,495
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.598% FRN 7/20/30 (b)	400,000	400,414
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3.207% FRN 4/20/31 (b) (c)	260,000	259,580
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (b)	104,631	104,631
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (b)	141,604	138,328
CAL Funding III Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (b)	290,000	289,967

	Principal Amount	Value
Capital Automotive REIT
Series 2014-1A, Class A, 3.660% 10/15/44 (b)	$160,000	$153,962
Series 2017-1A, Class A2, 4.180% 4/15/47 (b)	138,017	136,281
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.539% FRN 8/14/30 (b)	750,000	751,096
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (b)	314,272	313,382
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (b)	15,373	15,335
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.516% FRN 11/16/30 (b) (c)	340,000	340,104
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3.548% FRN 10/20/30 (b) (c)	480,000	480,800
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.676% FRN 9/25/34	12,845	12,828
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (b)	172,222	169,253
Diamond Resorts Owner Trust
Series 2014-1, Class A, 2.540% 5/20/27 (b)	31,122	31,106
Series 2016-1, Class A, 3.080% 11/20/28 (b)	275,225	268,545
Series 2018-1, Class A, 3.700% 1/21/31 (b)	322,311	320,688
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I, 4.116% 7/25/48 (b)	309,225	307,366
Series 2017-1A, Class A23, 4.118% 7/25/47 (b)	108,900	107,277
Series 2015-1A, Class A2II, 4.474% 10/25/45 (b)	527,850	531,110
Drug Royalty Corp., Inc., Series 2012-1, Class A2 5.800% 7/15/24 (b)	6,923	6,916
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 1.000% FRN 10/15/30 (b) (c) (e)	700,000	700,000

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Element Rail Leasing II LLC
Series 2015-1A, Class A1, 2.707% 2/19/45 (b)	$53,585	$52,714
Series 2016-1A, Class A1, 3.968% 3/19/46 (b)	159,182	159,857
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	83,126	80,969
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 4.212% 10/15/42 (b)	369,940	369,702
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725% 3.941% FRN 1/25/35	420,000	435,148
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.348% FRN 4/20/31 (b) (c)	500,000	497,919
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (b)	145,833	142,793
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (b)	358,181	345,094
Series 2017-2A, Class A, 3.260% 10/15/53 (b)	429,984	413,921
Series 2017-1A, Class A, 3.740% 10/15/52 (b)	167,504	166,028
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (b) (c)	305,850	304,461
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 2.861% FRN 4/25/35	16,728	16,699
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (b)	231,862	236,499
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (b)	199,568	192,603
Series 2017-3A, Class A1, 3.190% 9/20/48 (b)	233,441	224,062
Series 2016-4A, Class A1, 3.570% 9/20/47 (b)	207,182	203,307
Series 2018-1A, Class A2, 4.670% 9/20/48 (b)	444,033	453,663
Highbridge Loan Management Ltd.
Series 13A-18, Class C, 1.000% FRN 10/15/30 (b) (c) (e)	350,000	350,000
Series 12A-18, Class B, 4.222% FRN 7/18/31 (b) (c)	250,000	248,199

	Principal Amount	Value
Hilton Grand Vacations Trust
Series 2013-A, Class A, 2.280% 1/25/26 (b)	$30,409	$30,232
Series 2018-AA, Class C, 4.000% VRN 2/25/32 (b) (c)	190,000	189,935
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A 3.870% 3/15/58 (b)	90,369	89,249
KDAC Aircraft Finance Ltd., Series 2017-1A, Class A 4.212% 12/15/42 (b)	397,019	391,814
Lendmark Funding Trust
Series 2017-1A, Class A, 2.830% 12/22/25 (b)	200,000	198,853
Series 2018-1A, Class A, 3.810% 12/21/26 (b)	280,000	279,706
Madison Park Funding Ltd., 1.000% FRN 10/18/30 (e)	550,000	550,000
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3.937% FRN 7/15/30 (b) (c)	430,000	429,977
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.513% FRN 12/18/30 (b) (c)	1,000,000	999,613
Mariner Finance Issuance Trust, Series 2017-BA, Class A 2.920% 12/20/29 (b)	750,000	737,995
Marlette Funding Trust, Series 2017-2A, Class B 3.190% 7/15/24 (b)	140,000	139,713
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (b)	141,877	139,655
Series 2017-1A, Class A, 4.450% 6/20/42 (b)	66,110	66,580
MP CLO III Ltd., Series 2013-1A, Class AR, 3.598% FRN 10/20/30 (b) (c)	300,000	300,152
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (b)	380,000	377,065
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3, 2.833% 10/16/51 (b)	1,650,000	1,604,527
Series 2016-T4, Class AT4, 3.107% 12/15/50 (b)	450,000	445,770
Orange Lake Timeshare Trust
Series 2014-AA, Class A, 2.290% 7/09/29 (b)	28,174	27,599
Series 2016-A, Class B, 2.910% 3/08/29 (b)	133,265	129,891

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oxford Finance Funding Trust, Series 2016-1A, Class A 3.968% 6/17/24 (b)	$211,706	$210,307
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.662% FRN 2/20/30 (b)	250,000	251,163
Sierra Timeshare Receivables Funding LLC
Series 2015-3A, Class B, 3.080% 9/20/32 (b)	24,061	23,823
Series 2018-2A, Class C, 3.940% 6/20/35 (b)	263,965	262,629
SoFi Consumer Loan Program LLC, Series 2017-2, Class A 3.280% 2/25/26 (b)	270,796	270,112
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (b)	159,450	159,221
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (b)	149,878	149,220
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (b)	670,000	665,858
Steele Creek CLO Ltd., Series 2018-2A, Class C, 4.573% FRN 8/18/31 (b) (c)	290,000	289,979
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (b)	79,082	76,561
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (b)	345,814	325,715
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180% 3.516% FRN 10/17/26 (b)	430,000	430,140
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832% 5/25/46 (b)	384,150	384,553
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	352,850	356,044
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 3.817% FRN 10/13/29 (b)	340,000	340,980
Textainer Marine Containers V Ltd., Series 2017-2A, Class A 3.520% 6/20/42 (b)	225,097	219,225

	Principal Amount	Value
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370% 3.718% FRN 4/20/27 (b)	$490,000	$490,168
Trinity Rail Leasing L.P., Series 2018-1A, Class A2 4.620% 6/17/48 (b)	410,000	413,325
Trip Rail Master Funding LLC, Series 2017-1A, Class A2 3.736% 8/15/47 (b)	140,000	137,959
Triton Container Finance VI LLC
Series 2017-1A, Class A, 3.520% 6/20/42 (b)	149,259	145,239
Series 2018-2A, Class A, 4.190% 6/22/43 (b)	458,250	457,331
VSE VOI Mortgage LLC, Series 2016-A, Class A 2.540% 7/20/33 (b)	212,534	206,786
WAVE Trust, Series 2017-1A, Class A 3.844% 11/15/42 (b)	655,130	645,716
Welk Resorts LLC
Series 2015-AA, Class A, 2.790% 6/16/31 (b)	90,253	88,197
Series 2017-AA, Class B, 3.410% 6/15/33 (b)	230,164	223,780
Wendy’s Funding LLC
Series 2015-1A, Class A2II, 4.080% 6/15/45 (b)	300,700	300,108
Series 2015-1A, Class A23, 4.497% 6/15/45 (b)	412,250	413,549

		27,440,756

Student Loans ABS — 3.8%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100% 3.316% FRN 12/27/44 (b)	453,162	456,544
AccessLex Institute
Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	400,000	394,587
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.190% FRN 7/01/38	84,043	82,194
CIT Education Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .210% 2.544% FRN 6/15/43	453,662	428,594
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS FRN1/25/47	130,000	102,237

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DRB Prime Student Loan Trust
Series 2016-R, Class A2, 3.070% 10/25/44 (b)	$458,441	$457,396
Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900% 4.116% FRN 10/27/31 (b)	28,501	29,325
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.116% FRN 10/25/44 (b)	458,441	465,443
Earnest Student Loan Program LLC
Series 2016-D, Class A2, 2.720% 1/25/41 (b)	186,216	182,496
Series 2016-B, Class A2, 3.020% 5/25/34 (b)	138,378	136,973
Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850% 4.066% FRN 10/27/36 (b)	209,820	214,753
ECMC Group Student Loan Trust
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.416% FRN 12/27/66 (b)	347,019	351,704
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.566% FRN 7/26/66 (b)	490,413	499,955
EdLinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $595,828), 3.350% FRN 12/01/47 (b) (c) (f) (g)	518,374	512,600
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240% 6.456% FRN 11/26/40 (b)	270,000	320,142
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450% 2.761% FRN 8/25/42	146,733	138,031
Goal Structured Solutions Trust, Series 2016-B, Class A2,, Update Replacements.xls: PRIME - 1.250% 3.750% FRN 8/25/51 (b)	500,000	503,779
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950% 3.261% FRN 2/25/42	148,773	149,203
Laurel Road Prime Student Loan Trust
Series 2017-B, Class BFX, 3.020% 8/25/42 (b)	158,775	153,767
Series 2018-B, Class BFX, 3.720% 5/26/43 (b)	140,000	139,187
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 2.878% FRN 12/15/59 (b) (c)	150,000	150,443

	Principal Amount	Value
Navient Private Education Refi Loan Trust, Series 2018-CA, Class B 4.220% 6/16/42 (b)	$250,000	$249,861
Navient Student Loan Trust
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 2.916% FRN 2/25/70 (b)	433,818	436,081
Series 2018-1A, Class A3, 2.936% FRN 3/25/67 (b) (c)	710,000	713,219
Series 2018-2A, Class A3, 2.966% FRN 3/25/67 (b) (c)	550,000	550,736
Series 2017-5A, Class A, 3.016% FRN 7/26/66 (b) (c)	441,393	445,618
Series 2018-3A, Class A3, 3.016% FRN 3/25/67 (b) (c)	750,000	757,048
Series 2018-4A, Class B, 3.439% FRN 6/27/67 (b) (c)	750,000	749,984
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.466% FRN 6/25/65 (b)	407,787	418,108
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.516% FRN 3/25/66 (b)	1,100,000	1,140,903
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 6/25/48	220,000	216,720
Series 2014-8, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 7/26/49	155,000	157,327
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 10/25/58	150,000	152,181
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (b)	137,812	132,464
Nelnet Student Loan Trust
Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.466% FRN 3/23/37	272,955	271,008
Series 2005-4, Class A4R2, 28 day ARS 2.594% FRN 3/22/32	200,000	195,134
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.623% FRN 6/25/41	106,563	97,781
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 2.846% FRN 1/25/37 (b)	163,207	163,258
Series 2018-3A, Class A3, 2.966% FRN 9/27/66 (b) (c)	600,000	600,024
Series 2018-1A, Class A2, 2.976% FRN 5/25/66 (b) (c)	650,000	653,342

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 6/25/54 (b)	$150,000	$140,496
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800% 3.135% FRN 7/25/36	250,000	251,080
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.166% FRN 11/25/65 (b)	424,949	430,463
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.475% FRN 10/25/28	320,677	319,881
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.475% FRN 1/27/42	150,000	144,960
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.485% FRN 4/25/40	171,009	156,677
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.485% FRN 3/25/44	1,740,000	1,674,753
Series 2006-2, Class A6, ABS, 3 mo. USD LIBOR + .170% 2.505% FRN 1/25/41	547,414	534,769
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.545% FRN 10/25/40	377,354	357,765
Series 2005-6, Class B,, 3 mo. USD LIBOR + .290% 2.625% FRN 1/25/44	407,915	381,496
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 2.935% FRN 1/25/41	610,000	611,375
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.935% FRN 10/25/65 (b)	2,950,000	2,950,425
Series 2005-5, Class A5, 3 mo. USD LIBOR + .750% 3.085% FRN 10/25/40	300,000	298,921
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	160,000	160,000
Series 2002-7, Class A10, 28 day ARS 4.088% FRN 3/15/28	129,000	129,000
Series 2003-5, Class A9, 28 day ARS + 2.500% 4.480% FRN 6/17/30	350,000	350,000

	Principal Amount	Value
Series 2003-5, Class A7, 28 day ARS + 2.500% 4.490% FRN 6/17/30	$50,000	$50,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	550,000	542,129
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.430% 2/17/32 (b)	212,160	204,463
Series 2015-B, Class A2B, 1 mo. USD LIBOR + 1.200% 3.358% FRN 7/15/27 (b)	145,322	147,080
Series 2017-A, Class B, 3.500% 6/17/41 (b)	300,000	275,338
Series 2017-B, Class B, 3.500% 12/16/41 (b)	150,000	143,550
Series 2018-C, Class B, 4.000% 11/17/42 (b)	300,000	293,335
SoFi Professional Loan Program LLC
Series 2015-A, Class RC, (Acquired 4/19/17, Cost $281,375), 0.000% 3/25/33 (b) (f) (g)	100	106,875
Series 2017-D, Class R1 (Acquired 7/19/17, Cost $565,900), 0.000% 9/25/40 (b) (f) (g)	1,000,000	630,000
Series 2018-A, Class R1 (Acquired 1/22/18, Cost $718,200), 0.000% 2/25/42 (b) (f) (g)	1,000,000	718,200
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.416% FRN 6/25/33 (b)	160,843	163,346
Series 2017-A, Class B, 3.440% VRN 3/26/40 (b) (c)	180,000	172,708
Series 2017-D, Class BFX, 3.610% 9/25/40 (b)	500,000	482,144
Sofi Professional Loan Program Trust, Series 2018-D, Class R1 (Acquired 9/20/18, Cost $333,786) 0.000% 2/25/48 (b) (f) (g) (h)	968,900	333,786
South Carolina Student Loan Corp.
Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 3.104% FRN 1/03/33	290,000	291,792
Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050% 3.385% FRN 10/27/36	170,000	173,415

		27,590,372

WL Collateral CMO — 0.4%
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.715% VRN 2/25/34 (c)	19,777	19,879
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (c)	4,251	3,873

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A3, 3.202% VRN 12/25/57 (b) (c)	$151,085	$148,612
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.105% VRN 8/25/34 (c)	6,016	5,976
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.940% VRN 8/25/34 (c)	43,487	42,626
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (b) (c)	481,021	461,718
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class IA, 3.216% VRN 2/25/34 (c)	3,852	3,728
Series 2003-A4, Class IA, 4.544% VRN 7/25/33 (c)	2,944	2,949
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 4.375% VRN 2/25/34 (c)	229	246
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $200,000), 5.066% FRN 2/25/23 (b) (c) (f) (g)	200,000	202,314
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (b) (c)	638,330	620,625
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, 4.000% VRN 6/25/48 (b) (c)	576,694	575,835
Series 2018-CH4, Class A2, 4.000% VRN 10/25/48 (b) (c)	420,000	420,797
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.324% VRN 3/25/34 (c)	23,320	23,439
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.245% FRN 4/25/44	66,624	69,163

		2,601,780

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $66,415,435)		66,286,329

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Colombia Government International Bond 6.125% 1/18/41	620,000	702,150

	Principal Amount	Value
Mexico Government International Bond
4.750% 3/08/44	$724,000	$691,782
6.750% 9/27/34	160,000	191,200

		1,585,132

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,559,023)		1,585,132

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.0%
Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP, 3.000% 8/15/43	352,116	347,501
Series 2617, Class Z, 5.500% 5/15/33	195,937	210,284
Series 2693, Class Z, 5.500% 10/15/33	354,881	379,366
Series 3423, Class PB, 5.500% 3/15/38	69,746	75,272
Federal National Mortgage Association
Series 2014-7, Class VA, 3.500% 5/25/25	192,175	194,084
Series 2007-32, Class Z, 5.500% 4/25/37	111,272	119,995
Series 2010-60, Class HJ, 5.500% 5/25/40	75,128	79,301
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	92,159	97,244

		1,503,047

Pass-Through Securities — 7.8%
Federal Home Loan Mortgage Corp.
Pool #U90432 3.500% 11/01/42	89,377	88,546
Pool #Q41916 3.500% 7/01/46	255,857	253,559
Pool #Q42045 3.500% 7/01/46	102,375	101,455
Pool #Q44275 3.500% 11/01/46	212,135	210,163
Pool #Q44277 3.500% 11/01/46	96,615	95,535
Pool #Q52216 3.500% 11/01/47	626,500	617,152
Pool #V83655 3.500% 12/01/47	1,827,960	1,800,683
Pool #V83763 3.500% 12/01/47	2,219,432	2,186,314
Pool #V83886 3.500% 1/01/48	927,714	913,871
Pool #V83764 4.000% 12/01/47	1,900,178	1,922,297
Pool #V83796 4.000% 12/01/47	2,763,078	2,793,946
Pool #Q52834 4.000% 12/01/47	241,577	244,275
Pool #V83962 4.000% 2/01/48	434,318	438,899
Pool #Q57232 4.000% 7/01/48	397,453	401,537
Pool #C03537 4.500% 8/01/40	208,374	217,392

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #G06057 4.500% 10/01/40	$153,344	$159,789
Pool #G60485 4.500% 10/01/41	175,062	182,420
Pool #G60172 4.500% 9/01/43	184,915	192,918
Pool #Q48208 4.500% 5/01/47	114,740	118,595
Pool #Q48869 4.500% 6/01/47	821,938	849,551
Pool #C55867 7.500% 2/01/30	41,388	45,558
Pool #C01079 7.500% 10/01/30	6,123	6,928
Pool #C01135 7.500% 2/01/31	19,596	22,116
Pool #C00470 8.000% 8/01/26	13,557	15,085
Pool #G00924 8.000% 3/01/28	13,225	14,727
Federal Home Loan Mortgage Corp. TBA
Pool # 3376 3.500% 2/29/48 (e)	1,550,000	1,525,539
Federal National Mortgage Association
Pool #MA2806 3.000% 11/01/46	4,756,967	4,557,026
Pool #BM3564 3.000% 7/01/47	1,304,560	1,249,728
Pool #AS1304 3.500% 12/01/28	246,058	248,029
Pool #AV1897 3.500% 12/01/28	39,531	39,847
Pool #AV2325 3.500% 12/01/28	124,749	125,748
Pool #BF0196 3.500% 2/01/41	291,430	289,393
Pool #MA1356 3.500% 2/01/43	1,642,342	1,626,753
Pool #BM3994 3.500% 1/01/44	281,666	278,992
Pool #CA1073 3.500% 1/01/48	3,478,921	3,426,330
Pool #MA3287 3.500% 2/01/48	1,062,374	1,037,682
Pool #888586 1 year CMT + 2.198% 3.976% FRN 10/01/34	66,236	68,698
Pool #BH9008 4.000% 8/01/47	49,126	49,669
Pool #CA0181 4.000% 8/01/47	2,206,050	2,230,437
Pool #BH9011 4.000% 9/01/47	42,286	42,754
Pool #CA0620 4.000% 10/01/47	2,121,695	2,145,149
Pool #BJ0686 4.000% 4/01/48	807,986	816,223
Pool #CA1951 4.000% 7/01/48	741,144	748,700
Pool #CA2039 4.000% 7/01/48	916,456	926,587
Pool #BF0105 4.000% 6/01/56	233,778	236,727
Pool #725692 1 year CMT + 2.138% 4.019% FRN 10/01/33	41,425	43,430
Pool #AH6787 4.500% 3/01/41	160,610	167,493
Pool #CA1952 4.500% 6/01/48	544,242	561,951
Pool #BK7877 4.500% 7/01/48	324,131	334,677
Pool #AD6437 5.000% 6/01/40	84,083	89,433
Pool #AD6996 5.000% 7/01/40	569,055	603,309
Pool #AL8173 5.000% 2/01/44	216,344	229,299
Pool #564594 7.000% 1/01/31	9,914	11,027
Pool #572844 7.000% 4/01/31	22,492	25,292
Pool #253795 7.000% 5/01/31	50,160	56,155
Pool #499386 7.500% 9/01/29	1,173	1,320
Pool #521006 7.500% 12/01/29	447	505
Pool #522769 7.500% 12/01/29	62	71
Pool #252981 7.500% 1/01/30	7,063	7,951
Pool #531196 7.500% 2/01/30	883	991

	Principal Amount	Value
Pool #524317 7.500% 3/01/30	$1,025	$1,161
Pool #530299 7.500% 3/01/30	242	266
Pool #530520 7.500% 3/01/30	10,716	11,990
Pool #253183 7.500% 4/01/30	2,834	3,186
Pool #253265 7.500% 5/01/30	1,485	1,652
Pool #526380 8.000% 5/01/30	3,366	3,857
Pool #536949 8.000% 5/01/30	1,408	1,620
Pool #535351 8.000% 6/01/30	2,562	2,924
Pool #253481 8.000% 10/01/30	2,015	2,302
Pool #190317 8.000% 8/01/31	790	900
Pool #596656 8.000% 8/01/31	480	494
Pool #602008 8.000% 8/01/31	2,402	2,732
Federal National Mortgage Association TBA
Pool #9768 3.000% 4/29/47 (e)	1,090,000	1,042,909
Pool #17115 3.500% 1/29/48 (e)	900,000	885,656
Pool #18388 4.000% 3/29/48 (e)	2,275,000	2,297,039
Pool #21133 4.500% 4/29/48 (e)	1,800,000	1,856,813
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	762,669	762,043
Pool #BF1053 3.500% 12/15/47	293,748	291,946
Pool #BF1120 3.500% 1/15/48	345,721	343,601
Pool #AV1854 3.500% 1/15/48	321,101	319,132
Pool #BF1214 3.500% 2/15/48	296,742	294,922
Pool #BF1245 3.500% 2/15/48	296,693	294,873
Pool #337539 7.000% 7/15/23	414	440
Pool #363066 7.000% 8/15/23	3,503	3,729
Pool #354674 7.000% 10/15/23	3,235	3,441
Pool #362651 7.000% 10/15/23	2,654	2,721
Pool #352021 7.000% 11/15/23	1,915	2,034
Government National Mortgage Association II
Pool #82462, 1 year CMT + 1.500% 3.375% FRN 1/20/40	67,250	69,643
Pool #82488 1 year CMT + 1.500% 3.375% FRN 3/20/40	84,658	87,640
Pool #784314 3.500% 5/20/43	153,991	153,756
Pool #784026 3.500% 12/20/44	208,356	207,779
Pool #BC4641 3.500% 9/20/47	441,642	438,761
Pool #MA4778 3.500% 10/20/47	70,663	70,334
Pool #BC4885 3.500% 11/20/47	653,874	650,732
Pool #BE4328 3.500% 12/20/47	314,298	312,690
Pool #BD6940 3.500% 12/20/47	413,152	410,456
Pool #BD3899 3.500% 1/20/48	850,051	845,701
Pool #BE6487 3.500% 1/20/48	197,565	196,276
Pool #BD6461 3.500% 1/20/48	375,305	372,857
Pool #BF1119 3.500% 1/20/48	558,477	554,834
Pool #BF1269 3.500% 2/20/48	296,751	294,815
Pool #AC2985 4.000% 10/20/47	113,842	115,995
Pool #BF1270 4.000% 2/20/48	291,067	296,320

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Government National Mortgage Association II TBA
Pool #1635 3.500% 11/29/47 (e)	$1,900,000	$1,888,719
Pool #1367 4.000% 3/29/48 (e)	2,825,000	2,872,231

		55,970,148

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $58,870,703)		57,473,195

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds & Notes — 1.4%
U.S. Treasury Bond
2.500% 5/15/46	4,180,000	3,644,960
3.500% 2/15/39 (i)	390,000	410,780
U.S. Treasury Note
1.625% 10/31/23	4,600,000	4,312,895
1.750% 5/15/23	1,530,000	1,451,241

		9,819,876

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,952,038)		9,819,876

TOTAL BONDS & NOTES (Cost $220,227,078)		217,364,031

TOTAL PURCHASED OPTIONS (#) — 0.2% (Cost $1,663,830)		1,668,218

TOTAL LONG-TERM INVESTMENTS (Cost $556,903,168)		717,847,493

SHORT-TERM INVESTMENTS — 2.2%
Commercial Paper — 2.1%
DENTSPLY International, Inc. 2.437% 10/11/18 (b)	2,000,000	1,998,240
Entergy Corp. 2.652% 10/01/18 (b)	1,500,000	1,499,690
Enterprise Products Operating LLC 2.307% 10/09/18 (b)	1,800,000	1,798,666
FMC Tech, Inc. 2.418% 10/17/18 (b)	2,000,000	1,997,418
Marriott International, Inc. 2.620% 10/10/18 (b)	1,000,000	999,190
National Grid USA 2.656% 10/03/18 (b)	1,800,000	1,799,403
Northrop Grumman Corp.
2.397% 10/17/18	400,000	399,488
2.404% 10/03/18	1,000,000	999,673

	Principal Amount	Value
Spectra Energy Partners 2.540% 10/23/18 (b)	$2,000,000	$1,996,601
Westar Energy, Inc. 2.384% 10/05/18 (b)	2,000,000	1,999,067

		15,487,436

Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (j)	714,995	714,995

TOTAL SHORT-TERM INVESTMENTS (Cost $16,205,607)		16,202,431

TOTAL INVESTMENTS — 101.8% (Cost $573,108,775) (k)		734,049,924

Other Assets/(Liabilities) — (1.8)%		(12,888,801)

NET ASSETS — 100.0%		$721,161,123

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $85,002,233 or 11.79% of net assets.

(c)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2018.

(d)	Security is perpetual and has no stated maturity date.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(f)	Investment was valued using significant unobservable inputs.
(g)

Restricted security. Certain securities are restricted as to resale. At September 30, 2018, these securities amounted to a value of $2,503,775 or 0.35% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(h)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2018, these securities amounted to a value of $333,786 or 0.05% of net assets.

(i)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(j)

Maturity value of $715,061. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $731,016.

(k)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts at September 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	5,300,000	USD	5,300,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$264,960	$181,851	$(83,109)
Credit Suisse International	5,990,000	USD	5,990,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	287,520	229,650	(57,870)

							552,480	411,501	(140,979)

Put
Barclays Bank PLC	10,790,000	USD	10,790,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$539,424	$627,197	$87,773
Credit Suisse International	11,940,000	USD	11,940,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	571,926	629,520	57,594

							1,111,350	1,256,717	145,367

							$1,663,830	$1,668,218	$4,388

The accompanying notes are an integral part of the portfolio of investments.

MML Blend Fund – Portfolio of Investments (Continued)

Futures contracts at September 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	12/19/18	71	$11,340,079	$(386,110)
U.S. Treasury Note 2 Year	12/31/18	112	23,666,051	(63,801)
U.S. Treasury Note 5 Year	12/31/18	114	12,914,064	(91,736)

				$(541,647)

Short
U.S. Treasury Long Bond	12/19/18	29	$(4,163,156)	$88,656
U.S. Treasury Ultra 10 Year	12/19/18	14	(1,768,252)	4,252

				$92,908

Swap agreements at September 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	500,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(59,274)	$308	$(58,966)
Goldman Sachs International	USD	430,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(13,472)	(37,238)	(50,710)
Goldman Sachs International	USD	160,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(6,050)	(12,819)	(18,869)

							$(78,796)	$(49,749)	$(128,545)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

COMMON STOCK — 0.0%
Energy — 0.0%
Oil & Gas — 0.0%
SandRidge Energy, Inc. (a)	648	$7,044

TOTAL COMMON STOCK (Cost $18,804)		7,044

TOTAL EQUITIES (Cost $18,804)		7,044

	Principal Amount
BONDS & NOTES — 92.6%

CORPORATE DEBT — 25.1%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 5.400% 10/01/48	$545,000	541,776

Aerospace & Defense — 0.2%
Lockheed Martin Corp. 4.700% 5/15/46	505,000	538,354
TransDigm, Inc. 6.375% 6/15/26	325,000	328,250

		866,604

Agriculture — 0.1%
BAT Capital Corp. 3.194% FRN 8/15/22 (b) (c)	180,000	181,424
Reynolds American, Inc. 4.000% 6/12/22	385,000	387,377

		568,801

Airlines — 0.2%
Delta Air Lines, Inc. 3.800% 4/19/23	570,000	559,868
Guanay Finance Ltd. 6.000% 12/15/20 (d)	366,890	367,807
Latam Finance Ltd. 6.875% 4/11/24 (d)	200,000	194,250

		1,121,925

Auto Manufacturers — 0.6%
Daimler Finance North America LLC 3.181% FRN 5/04/23 (b) (c)	1,135,000	1,139,480
Ford Motor Co. 7.450% 7/16/31	485,000	538,706
General Motors Co. 3 mo. USD LIBOR + .800% 3.143% FRN 8/07/20	210,000	210,705

	Principal Amount	Value
General Motors Financial Co., Inc.
3.327% FRN 1/05/23 (b)	$505,000	$505,896
3.950% 4/13/24	115,000	111,843

		2,506,630

Banks — 4.0%
Banco Bilbao Vizcaya Argentaria Colombia SA 4.875% 4/21/25 (d)	300,000	299,550
Banco de Credito e Inversiones 4.000% 2/11/23 (d)	200,000	200,500
Banco de Reservas de la Republica Dominicana 7.000% 2/01/23 (c)	200,000	203,002
Banco do Brasil SA 10 year CMT + 4.398% 6.250% VRN 10/29/49 (d) (e)	600,000	457,500
Banco Internacional del Peru SAA 5.750% 10/07/20 (d)	500,000	520,500
Banco Macro SA 5 year USD Swap + 5.463% 6.750% VRN 11/04/26 (d)	350,000	292,253
Banco Mercantil del Norte SA
5 year CMT + 4.447% 5.750% VRN 10/04/31 (d)	200,000	187,862
10 year CMT + 5.353% 7.625% VRN 12/31/99 (d) (e)	200,000	202,002
Banco Santander Chile 3.875% 9/20/22 (d)	150,000	149,706
Banco Santander Mexico SA 5.950% VRN 10/01/28 (b) (c) (f)	250,000	253,750
Banco Santander SA 3.400% FRN 2/23/23 (b)	600,000	601,991
Bancolombia SA 4.875% VRN 10/18/27 (b)	200,000	192,260
Banistmo SA 3.650% 9/19/22 (c)	200,000	190,750
Bank of Montreal 3.803% VRN 12/15/32 (b)	450,000	420,453
Barclays PLC 3.695% FRN 5/16/24 (b)	425,000	422,776
BBVA Bancomer SA 5.125% VRN 1/18/33 (b) (d)	600,000	545,250
BDO Unibank, Inc.
2.625% 10/24/21 (d)	300,000	287,351
2.950% 3/06/23 (d)	300,000	282,455
BNP Paribas SA 3.375% 1/09/25 (c)	595,000	563,261
Capital One Financial Corp. 3.059% FRN 1/30/23 (b)	140,000	139,380
Citigroup, Inc. 3 mo. USD LIBOR + 1.100% 3.412% FRN 5/17/24	845,000	851,720

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Agricole SA 3.750% 4/24/23 (c)	$535,000	$525,030
Credit Suisse Group AG 3.574% FRN 6/12/24 (b) (c)	680,000	683,842
DBS Group Holdings Ltd. 5 year USD Swap + 2.390% 3.600% VRN 12/29/49 (d) (e)	600,000	579,000
Global Bank Corp. 5.125% 10/30/19 (d)	700,000	704,200
The Goldman Sachs Group, Inc.
3.122% FRN 10/31/22 (b)	370,000	371,784
3.484% FRN 5/15/26 (b)	360,000	360,220
HSBC Holdings PLC 3.714% FRN 9/12/26 (b)	835,000	835,083
Industrial Senior Trust 5.500% 11/01/22 (d)	100,000	98,000
Itau Unibanco Holding SA 6.500% VRN 12/31/99 (b) (d) (e)	350,000	328,230
Lloyds Banking Group PLC 3.574% VRN 11/07/28 (b)	600,000	549,599
Macquarie Group Ltd.
3.189% VRN 11/28/23 (b) (c)	330,000	316,739
4.150% VRN 3/27/24 (b) (c)	280,000	278,822
Malayan Banking Bhd 5 year USD Swap + 2.542% 3.905% VRN 10/29/26 (d)	600,000	591,654
Mitsubishi UFJ Financial Group, Inc. 3.061% FRN 3/02/23 (b)	565,000	566,690
Morgan Stanley 3 mo. USD LIBOR + 1.340% 3.591% VRN 7/22/28	585,000	555,042
Oversea-Chinese Banking Corp. Ltd. 5 year USD Swap + 2.203% 4.000% VRN 10/15/24 (d)	200,000	200,492
Royal Bank of Scotland Group PLC 3 mo. USD LIBOR + 1.480% 3.498% VRN 5/15/23	285,000	276,159
Sumitomo Mitsui Financial Group, Inc. 3.076% FRN 1/17/23 (b)	885,000	885,875
Union Bank of the Philippines 3.369% 11/29/22 (d)	400,000	383,043
United Overseas Bank Ltd.
5 year USD Swap + 2.236% 3.500% VRN 9/16/26 (d)	200,000	196,838
3.875% VRN 12/31/99 (b) (d) (e)	500,000	469,137
Westpac Banking Corp. 3.034% FRN 5/15/23 (b)	850,000	852,522

		17,872,273

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	250,000	252,830
Anheuser-Busch InBev Worldwide, Inc. 4.600% 4/15/48	290,000	280,919

	Principal Amount	Value
Embotelladora Andina SA 5.000% 10/01/23 (d)	$600,000	$627,173

		1,160,922

Biotechnology — 0.1%
Celgene Corp. 4.350% 11/15/47	595,000	532,638

Building Materials — 0.2%
Builders FirstSource, Inc. 5.625% 9/01/24 (c)	320,000	307,600
Owens Corning 4.400% 1/30/48	295,000	244,301
Votorantim Cimentos SA 7.250% 4/05/41 (d)	200,000	198,002

		749,903

Chemicals — 0.4%
Braskem Finance Ltd. 6.450% 2/03/24	200,000	213,000
Grupo Idesa SA de CV 7.875% 12/18/20 (d)	400,000	350,000
Hexion, Inc.
6.625% 4/15/20	80,000	75,200
10.375% 2/01/22 (c)	245,000	238,262
The Mosaic Co. 4.050% 11/15/27	600,000	580,450
UPL Corp. Ltd. 3.250% 10/13/21 (d)	200,000	193,196

		1,650,108

Coal — 0.1%
Peabody Energy Corp. 6.000% 3/31/22 (c)	315,000	320,512
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (c)	315,000	324,450

		644,962

Commercial Services — 0.3%
Adani Ports & Special Economic Zone Ltd. 3.950% 1/19/22 (d)	375,000	367,275
ENA Norte Trust 4.950% 4/25/28 (d)	136,895	137,408
Garda World Security Corp. 8.750% 5/15/25 (c)	305,000	296,994
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (c)	223,000	238,498
The ServiceMaster Co. LLC 5.125% 11/15/24 (c)	65,000	64,025
Verscend Escrow Corp. 9.750% 8/15/26 (c)	260,000	268,450

		1,372,650

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 1/15/25	$600,000	$565,402
Air Lease Corp. 3.750% 2/01/22	585,000	586,082
Ally Financial, Inc.
4.125% 3/30/20	555,000	557,081
4.250% 4/15/21	30,000	30,150
American Express Co. 2.500% 8/01/22	1,115,000	1,068,856
ASP AMC Merger Sub, Inc. 8.000% 5/15/25 (c)	175,000	133,000
Banco BTG Pactual SA 5 year CMT + 6.978% 8.750% VRN 12/29/49 (d) (e)	200,000	201,002
BOC Aviation Ltd. 3.499% FRN 9/26/23 (b) (c)	565,000	564,309
Credito Real SAB de CV SOFOM ER 9.125% VRN 12/31/99 (b) (d) (e)	200,000	198,252
Discover Financial Services 4.100% 2/09/27	720,000	688,242
Interoceanica IV Finance Ltd. 0.010% 11/30/25 (d)	999,209	846,830
Nationstar Mortgage Holdings, Inc. 8.125% 7/15/23 (c)	145,000	151,859
NFP Corp. 6.875% 7/15/25 (c)	320,000	320,000
SPARC EM SPC Panama Metro Line 2 SP
0.010% 12/05/22 (c)	700,000	641,305
0.010% 12/05/22 (d)	600,000	549,690
Springleaf Finance Corp. 7.125% 3/15/26	100,000	99,500
SURA Asset Management SA 4.875% 4/17/24 (d)	200,000	200,100
Synchrony Financial
3.000% 8/15/19	530,000	528,920
3.950% 12/01/27	25,000	22,647
Unifin Financiera SAB de CV SOFOM ENR 8.875% VRN 12/31/99 (b) (d) (e)	400,000	374,004

		8,327,231

Electric — 2.8%
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It 7.950% 5/11/26 (c)	500,000	516,255
American Electric Power Co., Inc. 2.950% 12/15/22	313,000	305,974
Cometa Energia SA de CV 6.375% 4/24/35 (d)	400,000	392,900

	Principal Amount	Value
DTE Energy Co. 3.800% 3/15/27	$500,000	$488,716
Duke Energy Corp.
3.750% 9/01/46	215,000	188,932
3.950% 8/15/47	240,000	216,317
Duke Energy Florida LLC 3.200% 1/15/27	1,000,000	957,061
Duke Energy Progress, Inc. 4.150% 12/01/44	470,000	458,907
Edison International 4.125% 3/15/28	575,000	569,071
Empresa Electrica Angamos SA 4.875% 5/25/29 (d)	191,300	189,292
Empresa Electrica Guacolda SA 4.560% 4/30/25 (d)	200,000	185,814
Enel Finance International NV 4.250% 9/14/23 (c)	565,000	558,110
Energuate Trust 5.875% 5/03/27 (d)	200,000	189,500
Engie Energia Chile SA 5.625% 1/15/21 (d)	100,000	103,666
Eversource Energy 2.750% 3/15/22	1,000,000	978,750
Exelon Corp. 3.400% 4/15/26	750,000	717,662
Fortis, Inc. 2.100% 10/04/21	580,000	554,081
Inkia Energy Ltd. 5.875% 11/09/27 (d)	400,000	380,004
Israel Electric Corp. Ltd. 5.000% 11/12/24 (c)	200,000	203,000
Mexico Generadora de Energia S. de R.L. 5.500% 12/06/32 (d)	175,942	175,282
NextEra Energy Capital Holdings, Inc. 3.550% 5/01/27	280,000	269,393
NextEra Energy Operating Partners LP 4.500% 9/15/27 (c)	340,000	325,550
Pampa Energia SA 7.500% 1/24/27 (d)	600,000	530,760
PSEG Power LLC 3.850% 6/01/23	430,000	428,402
Sierra Pacific Power Co. 2.600% 5/01/26	1,000,000	922,326
Southern California Edison Co. 4.125% 3/01/48	290,000	277,212
The Southern Co. 1.850% 7/01/19	65,000	64,510
Vistra Operations Co. LLC 5.500% 9/01/26 (c)	325,000	328,656
Xcel Energy, Inc. 3.300% 6/01/25	1,000,000	966,538

		12,442,641

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.2%
Arrow Electronics, Inc. 3.875% 1/12/28	$290,000	$270,127
Corning, Inc. 4.375% 11/15/57	595,000	521,121

		791,248

Engineering & Construction — 0.4%
Aeropuerto Internacional de Tocumen SA 5.750% 10/09/23	776,615	797,980
Mexico City Airport Trust 4.250% 10/31/26 (c)	500,000	470,000
Sydney Airport Finance Co. Pty Ltd.
3.375% 4/30/25 (c)	300,000	285,567
3.625% 4/28/26 (c)	300,000	286,674

		1,840,221

Entertainment — 0.3%
Caesars Resort Collection LLC/CRC Finco, Inc. 5.250% 10/15/25 (c)	335,000	319,087
Delta Merger Sub, Inc. 6.000% 9/15/26 (c)	80,000	81,000
Eldorado Resorts, Inc. 6.000% 4/01/25	235,000	237,937
GLP Capital LP/GLP Financing II, Inc.
5.300% 1/15/29	215,000	215,624
5.750% 6/01/28	325,000	334,344

		1,187,992

Environmental Controls — 0.1%
Tervita Escrow Corp. 7.625% 12/01/21 (c)	310,000	319,687

Foods — 1.0%
Cosan Overseas Ltd. 8.250% 11/29/49 (d) (e)	500,000	496,250
ESAL GmbH 6.250% 2/05/23 (d)	400,000	396,500
JBS Investments GmbH 7.250% 4/03/24 (d)	200,000	203,502
JBS USA LUX SA/JBS USA Finance, Inc. 6.750% 2/15/28 (c)	260,000	258,375
The Kroger Co. 3.400% 4/15/22	565,000	560,246
MARB BondCo PLC
6.875% 1/19/25 (d)	200,000	186,000
7.000% 3/15/24 (d)	200,000	189,002
Marfrig Holdings Europe BV 8.000% 6/08/23 (c)	200,000	200,700
Minerva Luxembourg SA
5.875% 1/19/28 (d)	400,000	355,000
6.500% 9/20/26 (d)	400,000	374,500
Pilgrim’s Pride Corp. 5.750% 3/15/25 (c)	330,000	317,625

	Principal Amount	Value
Post Holdings, Inc. 5.500% 3/01/25 (c)	$320,000	$317,600
Smithfield Foods, Inc. 4.250% 2/01/27 (c)	595,000	559,575

		4,414,875

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	204,500
Georgia-Pacific LLC 3.600% 3/01/25 (c)	565,000	559,465

		763,965

Health Care – Products — 0.5%
Avantor, Inc. 9.000% 10/01/25 (c)	325,000	335,562
Becton Dickinson and Co. 2.894% 6/06/22	860,000	836,130
Universal Hospital Services, Inc. 7.625% 8/15/20	330,000	330,413
Zimmer Biomet Holdings, Inc. 2.700% 4/01/20	570,000	564,460

		2,066,565

Health Care – Services — 0.3%
Centene Corp.
4.750% 1/15/25	330,000	329,175
5.375% 6/01/26 (c)	35,000	35,835
Halfmoon Parent, Inc. 3.224% FRN 7/15/23 (b) (c)	560,000	560,026
HCA, Inc. 5.375% 9/01/26	320,000	323,200
WellCare Health Plans, Inc. 5.375% 8/15/26 (c)	200,000	203,500

		1,451,736

Home Furnishing — 0.1%
Tempur Sealy International, Inc. 5.500% 6/15/26	335,000	321,181

Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc. 9.000% 8/15/23 (c)	330,000	311,025

Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 8.250% 8/01/23 (c)	315,000	326,025
Athene Global Funding 3.000% 7/01/22 (c)	600,000	581,667
AXA Equitable Holdings, Inc. 3.900% 4/20/23 (c)	585,000	580,726
Brighthouse Financial, Inc. 3.700% 6/22/27	575,000	510,451
Liberty Mutual Group, Inc. 6.500% 5/01/42 (c)	690,000	834,138

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Willis North America, Inc. 4.500% 9/15/28	$565,000	$564,840

		3,397,847

Internet — 0.2%
Alibaba Group Holding Ltd. 2.800% 6/06/23	200,000	192,562
Expedia, Inc. Co. 3.800% 2/15/28	595,000	548,415
Match Group, Inc. 5.000% 12/15/27 (c)	325,000	323,408

		1,064,385

Investment Companies — 0.1%
Temasek Financial I Ltd. 2.375% 1/23/23 (d)	500,000	479,520

Leisure Time — 0.1%
Royal Caribbean Cruises Ltd. 3.700% 3/15/28	295,000	273,586
Viking Cruises Ltd. 5.875% 9/15/27 (c)	330,000	322,014

		595,600

Lodging — 0.2%
Gohl Capital Ltd. 4.250% 1/24/27 (d)	600,000	571,630
Hilton Domestic Operating Co., Inc. 5.125% 5/01/26 (c)	565,000	562,175

		1,133,805

Machinery – Construction & Mining — 0.1%
BlueLine Rental Finance Corp./BlueLine Rental LLC 9.250% 3/15/24 (c)	300,000	315,375

Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (c)	175,000	164,483
5.750% 2/15/26 (c)	160,000	160,400
Cengage Learning, Inc. 9.500% 6/15/24 (c)	265,000	228,231
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	575,000	583,871
CSC Holdings LLC 5.250% 6/01/24	170,000	166,175
VTR Finance BV
6.875% 1/15/24 (d)	200,000	203,500
6.875% 1/15/24 (c)	200,000	203,500

		1,710,160

Mining — 0.4%
Anglo American Capital PLC 4.500% 3/15/28 (c)	585,000	561,439

	Principal Amount	Value
Fresnillo PLC 5.500% 11/13/23 (d)	$500,000	$515,000
Nexa Resources SA 5.375% 5/04/27 (d)	200,000	194,300
Vedanta Resources PLC 6.125% 8/09/24 (d)	400,000	371,628

		1,642,367

Oil & Gas — 2.1%
Andeavor 5.125% 12/15/26	530,000	554,449
Apache Corp. 4.375% 10/15/28	280,000	274,616
Bharat Petroleum Corp. Ltd. 4.625% 10/25/22 (d)	200,000	200,834
BPRL International Singapore Pte Ltd. 4.375% 1/18/27 (d)	500,000	470,029
Canacol Energy Ltd.
7.250% 5/03/25 (d)	400,000	387,004
7.250% 5/03/25 (c)	200,000	193,502
CNOOC Finance 2015 USA LLC 3.750% 5/02/23	570,000	565,257
Delek & Avner Tamar Bond Ltd.
5.082% 12/30/23 (c)	100,000	100,426
5.412% 12/30/25 (c)	100,000	100,334
Ecopetrol SA 7.625% 7/23/19	200,000	207,260
EP Energy LLC/Everest Acquisition Finance, Inc. 7.750% 5/15/26 (c)	160,000	163,800
EQT Corp. 3.900% 10/01/27	610,000	571,577
Extraction Oil & Gas, Inc. 5.625% 2/01/26 (c)	130,000	115,050
Geopark Ltd. 6.500% 9/21/24 (d)	200,000	201,000
Gran Tierra Energy International Holdings Ltd. 6.250% 2/15/25 (d)	400,000	391,720
Gulfport Energy Corp. 6.375% 5/15/25	335,000	328,300
Indian Oil Corp. Ltd. 5.750% 8/01/23 (d)	600,000	628,346
Indigo Natural Resources LLC 6.875% 2/15/26 (c)	190,000	183,825
Nabors Industries, Inc. 5.750% 2/01/25 (f)	200,000	191,733
ONGC Videsh Vankorneft Pte Ltd. 3.750% 7/27/26 (d)	850,000	783,414
Petrobras Global Finance BV
5.750% 2/01/29	500,000	446,425
7.250% 3/17/44	100,000	94,950
Petronas Capital Ltd. 3.500% 3/18/25 (d)	800,000	781,522

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
QEP Resources, Inc. 5.625% 3/01/26	$165,000	$157,781
Sinopec Group Overseas Development Ltd. 2.750% 9/29/26 (d)	500,000	446,330
Sunoco LP/Sunoco Finance Corp. 5.500% 2/15/26 (c)	165,000	159,390
Transocean Guardian Ltd. 5.875% 1/15/24 (c)	85,000	85,744
YPF Sociedad Anonima
6.950% 7/21/27 (d)	350,000	306,145
8.500% 7/28/25 (d)	300,000	292,503

		9,383,266

Oil & Gas Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp. 6.875% 4/01/26 (c)	160,000	165,200

Packaging & Containers — 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750% 2/01/26 (c)	325,000	310,375
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)	325,000	310,375
Packaging Corp. of America 3.400% 12/15/27	290,000	272,554
WestRock Co. 3.750% 3/15/25 (c)	580,000	569,986

		1,463,290

Pharmaceuticals — 0.7%
AbbVie, Inc. 4.700% 5/14/45	580,000	557,254
AstraZeneca PLC 2.375% 6/12/22	600,000	576,693
CVS Health Corp. 5.050% 3/25/48	575,000	588,135
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	580,000	552,355
Teva Pharmaceutical Finance Netherlands III BV 2.800% 7/21/23	780,000	694,545

		2,968,982

Pipelines — 1.0%
Cheniere Energy Partners LP 5.250% 10/01/25	325,000	325,400
Enable Midstream Partners LP 4.400% 3/15/27	590,000	566,227
Energy Transfer Partners LP
4.200% 4/15/27	80,000	77,272
4.750% 1/15/26	470,000	474,859

	Principal Amount	Value
EQT Midstream Partners LP 4.750% 7/15/23	$720,000	$730,644
Fermaca Enterprises S de RL de CV 6.375% 3/30/38 (c)	228,837	233,416
Kinder Morgan Energy Partners LP 6.950% 1/15/38	570,000	690,942
Sabine Pass Liquefaction LLC 5.000% 3/15/27	660,000	677,945
Sunoco Logistics Partners Operations LP 3.900% 7/15/26	750,000	711,505

		4,488,210

Real Estate Investment Trusts (REITS) — 1.2%
Alexandria Real Estate Equities, Inc. 4.000% 1/15/24	420,000	420,999
American Tower Corp.
3.600% 1/15/28	600,000	560,636
4.400% 2/15/26	950,000	951,098
Boston Properties LP 4.125% 5/15/21	520,000	528,813
Crown Castle International Corp.
3.650% 9/01/27	575,000	540,235
3.700% 6/15/26	700,000	668,987
4.000% 3/01/27	225,000	218,003
Digital Realty Trust LP 3.700% 8/15/27	250,000	237,500
ESH Hospitality, Inc. 5.250% 5/01/25 (c)	330,000	319,275
MPT Operating Partnership LP/MPT Finance Corp. 5.250% 8/01/26	340,000	337,875
Welltower, Inc. 3.950% 9/01/23	560,000	559,614

		5,343,035

Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. 5.000% 10/15/25 (c)	335,000	320,766
Beacon Roofing Supply, Inc. 4.875% 11/01/25 (c)	340,000	313,225
Dollar Tree, Inc. 4.000% 5/15/25	555,000	544,384
McDonald’s Corp. 4.450% 3/01/47	235,000	230,761
PetSmart, Inc.
5.875% 6/01/25 (c)	115,000	94,264
7.125% 3/15/23 (c)	200,000	143,750

		1,647,150

Semiconductors — 0.2%
Marvell Technology Group Ltd. 4.200% 6/22/23	560,000	557,254

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Microchip Technology, Inc. 4.333% 6/01/23 (c)	$565,000	$561,490

		1,118,744

Software — 0.4%
CDK Global, Inc. 5.875% 6/15/26	160,000	164,861
Fidelity National Information Services, Inc. 3.625% 10/15/20	415,000	417,310
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho 10.000% 11/30/24 (c)	290,000	321,175
Informatica LLC 7.125% 7/15/23 (c)	315,000	322,428
Oracle Corp. 4.125% 5/15/45	285,000	276,278
Riverbed Technology, Inc. 8.875% 3/01/23 (c)	85,000	80,112
Solera LLC/ Solera Finance, Inc. 10.500% 3/01/24 (c)	70,000	76,475
Sophia LP/Sophia Finance, Inc. 9.000% 9/30/23 (c)	310,000	323,175

		1,981,814

Telecommunications — 1.5%
AT&T, Inc. 5.250% 3/01/37	750,000	747,487
Axiata SPV2 Bhd 3.466% 11/19/20 (d)	500,000	497,458
Bharti Airtel International Netherlands BV 5.125% 3/11/23 (d)	400,000	394,813
Bharti Airtel Ltd. 4.375% 6/10/25 (d)	500,000	462,650
C&W Senior Financing DAC 6.875% 9/15/27 (d)	800,000	798,000
Colombia Telecomunicacio SA 8.500% 12/29/49 (d)	200,000	205,000
CommScope Technologies Finance LLC 6.000% 6/15/25 (c)	320,000	329,600
Comunicaciones Celulares SA Via Comcel Trust 6.875% 2/06/24 (d)	200,000	204,500
Digicel Group Ltd. 7.125% 4/01/22 (d)	500,000	327,425
Level 3 Financing, Inc. 5.375% 1/15/24	330,000	329,749
Millicom International Cellular SA 5.125% 1/15/28 (d)	200,000	184,000
Orange SA 2.750% 2/06/19	564,000	564,152
Sprint Capital Corp. 6.875% 11/15/28	80,000	80,400

	Principal Amount	Value
Sprint Corp. 7.125% 6/15/24	$165,000	$171,188
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738% 9/20/29 (c)	565,000	564,746
Telesat Canada/Telesat LLC 8.875% 11/15/24 (c)	285,000	304,950
Verizon Communications, Inc. 4.400% 11/01/34	565,000	550,979

		6,717,097

Toys, Games & Hobbies — 0.1%
Hasbro, Inc. 3.500% 9/15/27	610,000	566,337

Transportation — 0.5%
Burlington Northern Santa Fe LLC 4.550% 9/01/44	505,000	525,493
CSX Corp. 3.800% 11/01/46	600,000	542,539
Empresa de Transporte de Pasajeros Metro SA 5.000% 1/25/47 (c)	750,000	755,633
FedEx Corp. 4.750% 11/15/45	545,000	545,723

		2,369,388

Trucking & Leasing — 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/01/23 (c)	325,000	328,503
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.200% 4/01/27 (c)	275,000	269,908

		598,411

TOTAL CORPORATE DEBT (Cost $115,551,882)		112,977,542

MUNICIPAL OBLIGATIONS — 0.1%
Missouri Highway & Transportation Commission 5.063% 5/01/24	135,000	144,719
State of California BAB 7.550% 4/01/39	190,000	277,320

		422,039

TOTAL MUNICIPAL OBLIGATIONS (Cost $428,519)		422,039

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.8%
Automobile ABS — 0.1%
GLS Auto Receivables Trust, Series 2018-2A, Class B 3.710% 3/15/23 (c)	500,000	498,362

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial MBS — 7.7%
BBCMS Mortgage Trust, Series 2017-C1, Class XA, 1.683% VRN 2/15/50 (b)	$4,561,642	$432,811
BHMS, Series 2018-ATLS, Class C, 4.058% FRN 7/15/35 (b) (c)	552,000	552,813
BX Trust
Series 2017-SLCT, Class D, 1 mo. LIBOR + 2.050% 4.208% FRN 7/15/34 (c)	191,749	192,054
Series 2017-SLCT, Class E, 1 mo. LIBOR + 3.150% 5.308% FRN 7/15/34 (c)	315,144	316,527
CD Mortgage Trust, Series 2017-CD4, Class XA, 1.476% VRN 5/10/50 (b)	5,786,721	468,710
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA, 1.217% VRN 1/10/48 (b)	5,743,491	352,577
CHT Mortgage Trust
Series 2017-CSMO, Class E, 5.158% FRN 11/15/36 (b) (c)	378,000	380,127
Series 2017-CSMO, Class F, 5.900% FRN 11/15/36 (b) (c)	754,000	759,172
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class XA, 1.027% VRN 11/10/48 (b)	5,277,984	215,857
Series 2016-P4, Class XA, 2.156% VRN 7/10/49 (b)	3,725,985	413,614
Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	519,000	416,007
Series 2016-P4, Class A4, 2.902% 7/10/49	547,000	515,375
Series 2016-P6, Class A5, 3.720% VRN 12/10/49 (b)	435,000	432,768
Series 2015-GC31, Class C, 4.197% VRN 6/10/48 (b)	700,000	675,101
Series 2015-GC35, Class C, 4.649% VRN 11/10/48 (b)	413,000	408,045
CLNS Trust
Series 2017-IKPR, Class D, 1 mo. LIBOR + 2.050% 4.181% FRN 6/11/32 (c)	190,000	190,716
Series 2017-IKPR, Class E, 1 mo. LIBOR + 3.500% 5.631% FRN 6/11/32 (c)	190,000	191,069
Series 2017-IKPR, Class F, 1 mo. LIBOR + 4.500% 6.631% FRN 6/11/32 (c)	190,000	191,426
COMM Mortgage Trust
Series 2016-DC2, Class XA, 1.199% VRN 2/10/49 (b)	976,804	56,145

	Principal Amount	Value
Series 2016-GCT, Class E, 3.577% VRN 8/10/29 (b) (c)	$210,000	$201,581
Series 2015-CR22, Class D, 4.259% VRN 3/10/48 (b) (c)	650,000	556,344
Series 2012-CR4, Class D, 4.726% VRN 10/15/45 (b) (c)	738,000	384,367
Series 2015-LC23, Class C, 4.800% VRN 10/10/48 (b)	470,000	474,010
Commercial Mortgage Trust, Series 2016-CR28, Class C, 4.802% VRN 2/10/49 (b)	517,000	514,477
Credit Suisse Mortgage Trust, Series 2008-C1, Class AM, 6.170% VRN 2/15/41 (b) (c)	120,908	120,734
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 1.065% VRN 4/15/50 (b)	9,106,848	385,556
Series 2017-C8, Class XA, 1.402% VRN 6/15/50 (b)	6,677,687	472,731
Series 2015-C4, Class C, 4.736% VRN 11/15/48 (b)	427,000	424,132
CSMC Trust
Series 2017-LSTK, Class C, 3.229% 4/05/33 (c)	257,000	252,891
Series 2017-LSTK, Class D, 3.442% VRN 4/05/33 (b) (c)	306,000	299,352
Series 2017-CHOP, Class D, 1 mo. LIBOR + 1.900% 4.058% FRN 7/15/32 (c)	285,000	285,715
Series 2017-CHOP, Class E, 1 mo. LIBOR + 3.300% 5.458% FRN 7/15/32 (c)	285,000	286,777
DBGS Mortgage Trust
Series 2018-5BP, Class D, 3.508% FRN 6/15/33 (b) (c)	550,000	547,952
Series 2018-5BP, Class F, 4.608% FRN 6/15/33 (b) (c)	550,000	550,183
Great Wolf Trust
Series 2017-WOLF, Class D, 4.408% FRN 9/15/34 (b) (c)	286,000	286,897
Series 2017-WOLF, Class E, 5.408% FRN 9/15/34 (b) (c)	443,000	445,216
Series 2017-WOLF, Class F, 6.378% FRN 9/15/34 (b) (c)	236,000	237,182
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 1.667% VRN 2/10/46 (b)	5,002,507	270,829
GS Mortgage Securities Corp. Trust, Series 2018-3PCK, Class A, 3.600% FRN 9/15/21 (b) (c)	551,000	551,023
GS Mortgage Securities Trust
Series 2015-GS1, Class XA, 0.958% VRN 11/10/48 (b)	8,078,321	380,609

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2014-GC20, Class XA, 1.240% VRN 4/10/47 (b)	$5,648,921	$228,959
Series 2017-GS7, Class XA, 1.285% VRN 8/10/50 (b)	6,699,136	506,049
Series 2014-GC26, Class D, 4.659% VRN 11/10/47 (b) (c)	1,450,000	1,251,153
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-LAQ, Class C, 3.758% FRN 6/15/32 (b) (c)	551,000	553,423
Series 2018-LAQ, Class D, 4.258% FRN 6/15/32 (b) (c)	551,000	554,798
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 1.283% VRN 1/15/49 (b)	5,328,891	243,577
Series 2016-JP2, Class XA, 1.999% VRN 8/15/49 (b)	3,192,094	351,529
Series 2017-MAUI, Class C, 1 mo. LIBOR + 1.250% 3.383% FRN 7/15/34 (c)	145,000	145,366
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	166,443
Series 2016-JP2, Class C, 3.944% VRN 8/15/49 (b)	134,000	128,345
Series 2017-MAUI, Class D, 1 mo. LIBOR + 1.950% 4.083% FRN 7/15/34 (c)	136,000	136,768
Series 2017-MAUI, Class E, 1 mo. LIBOR + 2.950% 5.083% FRN 7/15/34 (c)	121,000	122,212
Series 2007-LDPX, Class AM, 5.464% VRN 1/15/49 (b)	68,960	68,494
Series 2017-MAUI, Class F, 1 mo. LIBOR + 3.750% 5.883% FRN 7/15/34 (c)	170,000	171,804
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.759% VRN 7/15/48 (b)	10,676,221	301,125
Series 2015-C29, Class XA, 0.965% VRN 5/15/48 (b)	11,557,224	353,190
Series 2014-C25, Class XA, 1.097% VRN 11/15/47 (b)	5,068,188	202,458
Series 2015-C28, Class XA, 1.289% VRN 10/15/48 (b)	8,670,754	381,559
Series 2015-C27, Class D, 3.983% VRN 2/15/48 (b) (c)	704,000	640,634
Series 2015-C29, Class C, 4.317% VRN 5/15/48 (b)	325,000	316,148
Series 2015-C33, Class C, 4.771% VRN 12/15/48 (b)	527,000	531,003

	Principal Amount	Value
Series 2015-C32, Class C, 4.817% VRN 11/15/48 (b)	$100,000	$99,761
Series 2016-C1, Class C, 4.902% VRN 3/15/49 (b)	466,000	475,062
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C26, Class D, 3.060% 10/15/48 (c)	368,000	314,984
Series 2015-C27, Class D, 3.237% VRN 12/15/47 (b) (c)	504,000	427,942
Series 2016-C32, Class A4, 3.720% 12/15/49	454,000	451,427
Series 2014-C19, Class C, 4.000% 12/15/47	650,000	621,564
Series 2015-C23, Class C, 4.270% VRN 7/15/50 (b)	650,000	632,159
Series 2015-C27, Class C, 4.684% VRN 12/15/47 (b)	351,000	343,991
Series 2016-C29, Class C, 4.910% VRN 5/15/49 (b)	475,000	485,989
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class XA, 1.074% VRN 12/15/48 (b)	6,443,133	338,188
Series 2016-UB11, Class XA, 1.788% VRN 8/15/49 (b)	1,565,100	137,734
MSCG Trust, Series 2016-SNR, Class C 5.205% 11/15/34 (c)	458,150	454,981
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class A, 3.013% FRN 6/15/35 (b) (c)	368,000	367,356
Series 2018-FL1, Class C, 4.263% FRN 6/15/35 (b) (c)	368,000	367,312
PFP Ltd.
Series 2017-3, Class A, 1 mo. LIBOR + 1.050% 3.208% FRN 1/14/35 (c)	66,193	66,228
Series 2017-3, Class AS, 1 mo. LIBOR + 1.300% 3.458% FRN 1/14/35 (c)	164,000	164,107
Series 2017-3, Class B, 1 mo. LIBOR + 1.750% 3.908% FRN 1/14/35 (c)	94,000	94,060
Series 2017-3, Class C, 1 mo. LIBOR + 2.500% 4.658% FRN 1/14/35 (c)	99,000	99,051
RAIT Trust
Series 2017-FL7, Class A, 1 mo. LIBOR + .950% 3.108% FRN 6/15/37 (c)	370,546	370,666
Series 2017-FL7, Class AS, 1 mo. LIBOR + 1.300% 3.458% FRN 6/15/37 (c)	141,000	141,031

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, 2.166% VRN 10/10/48 (b)	$3,920,025	$413,690
UBS Commercial Mortgage Trust
Series 2018-C9, Class XA, 1.065% VRN 3/15/51 (b)	5,141,621	354,951
Series 2017-C6, Class C, 4.602% VRN 12/15/50 (b)	580,000	570,766
Wachovia Bank Commercial Mortgage Trust Series, Series 2007-C30, Class AJ, 5.413% VRN 12/15/43 (b)	139,033	140,062
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.897% VRN 7/15/58 (b)	12,654,039	423,710
Series 2015-P2, Class XA, 1.151% VRN 12/15/48 (b)	5,440,146	271,203
Series 2015-C31, Class XA, 1.233% VRN 11/15/48 (b)	6,629,080	385,189
Series 2016-NXS6, Class XA, 1.789% VRN 11/15/49 (b)	2,371,244	205,872
Series 2015-P2, Class A4, 3.809% 12/15/48	392,000	394,076
Series 2014-LC16, Class D, 3.938% 8/15/50 (c)	560,000	463,861
Series 2015-LC22, Class C, 4.694% VRN 9/15/58 (b)	390,000	387,701
Series 2015-NXS4, Class C, 4.753% VRN 12/15/48 (b)	421,000	425,438
Series 2015-C31, Class C, 4.763% VRN 11/15/48 (b)	468,000	464,445
Series 2018-C46, Class C, 5.146% 8/15/51	270,000	271,280
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class XA, 1.226% VRN 8/15/47 (b)	12,219,314	540,310

		34,610,656

Home Equity ABS — 0.7%
GSAA Home Equity Trust, Series 2007-10, Class A2A 6.500% 11/25/37	4,490,787	3,276,143

Other ABS — 9.0%
AASET US Ltd., Series 2018-1A, Class A 3.844% 1/16/38 (c)	935,242	926,414
ALM VII R Ltd., Series 2013-7RA, Class CR, 3 mo. USD LIBOR + 4.040% 6.379% FRN 10/15/28 (c)	1,000,000	1,008,104

	Principal Amount	Value
ALM XIX LLC
Series 2016-19A, Class B, 3 mo. USD LIBOR + 3.000% 5.339% FRN 7/15/28 (c)	$500,000	$501,740
Series 2016-19A, Class C, 3 mo. USD LIBOR + 4.350% 6.689% FRN 7/15/28 (c)	500,000	501,997
Anchorage Capital CLO Ltd., Series 2014-5RA, Class A, 3 mo. USD LIBOR + .990% 3.329% FRN 1/15/30 (b) (c)	1,000,000	1,000,169
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682% STEP 12/16/41 (c)	895,833	922,365
BlueMountain CLO Ltd.
Series 2015-3A, Class CR, 4.948% FRN 4/20/31 (b) (c)	1,000,000	988,944
Series 2013-1A, Class CR, 3 mo. USD LIBOR + 4.150% 6.498% FRN 1/20/29 (c)	1,000,000	1,007,098
CAL Funding III Ltd., Series 2018-1A, Class A 3.960% 2/25/43 (c)	470,833	466,805
Castle Aircraft SecuritizationTrust, Series 2015-1A, Class A, 4.703% STEP 12/15/40 (c)	882,612	886,728
CLI Funding V LLC, Series 2014-2A, Class A 3.380% 10/18/29 (c)	410,734	402,430
Dryden 40 Senior Loan Fund, Series 2015-40A, Class DR, 5.414% FRN 8/15/31 (b) (c)	500,000	499,939
Gilbert Park Clo Ltd., Series 2017-1A, Class D, 5.289% FRN 10/15/30 (b) (c)	500,000	496,595
Gilbert Park CLO Ltd., Series 2017-1A, Class E, 8.739% FRN 10/15/30 (b) (c)	1,000,000	1,010,008
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (c)	414,167	405,533
Global SC Finance IV Ltd., Series 2018-1A, Class A 4.290% 5/17/38 (c)	576,660	577,902
Grippen Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.300% 5.648% FRN 1/20/30 (c)	1,000,000	1,001,640
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (c)	231,862	236,499
Hero Funding Trust, Series 2016-4A, Class A2 4.290% 9/20/47 (c)	345,304	347,645

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Highbridge Loan Management Ltd., Series 13A-18, Class D, 1.000% FRN 10/15/30 (b) (c) (f)	$500,000	$500,000
Invitation Homes Trust
Series 2018-SFR1, Class C, 3.408% FRN 3/17/37 (b) (c)	1,145,000	1,144,993
Series 2018-SFR1, Class D, 3.608% FRN 3/17/37 (b) (c)	750,000	749,141
LCM XVIII LP, Series 19A, Class D, 3 mo. USD LIBOR + 3.450% 5.789% FRN 7/15/27 (c)	1,000,000	1,000,182
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, 3 mo. USD LIBOR + 5.440% 7.777% FRN 1/27/26 (c)	1,000,000	1,000,725
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + ..150% 2.366% FRN 8/25/37	2,673,556	2,543,098
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (c)	955,556	952,947
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	600,997	605,276
Octagon Investment Partners Ltd.
Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.500% 5.848% FRN 3/17/30 (c)	1,000,000	1,002,477
Series 2017-1A, Class D, 3 mo. USD LIBOR + 6.200% 8.548% FRN 3/17/30 (c)	500,000	503,291
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class CR, 3 mo. USD LIBOR + 4.000% 6.339% FRN 7/15/29 (c)	1,000,000	1,014,431
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class ERR, 3 mo. USD LIBOR + 5.450% 7.797% FRN 1/22/30 (b) (c)	1,000,000	980,542
Oak Hill Credit Partners Ltd., Series 2018-1A, Class D, 1.000% FRN 10/20/30 (b) (c) (f)	500,000	500,000
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.570% 7/18/25 (c)	2,088	2,088
Series 2015-1A, Class A, 3.190% 3/18/26 (c)	1,083,458	1,084,722
Springleaf Funding Trust, Series 2015-AA, Class A 3.160% 11/15/24 (c)	1,267,397	1,266,456
Sprite Ltd., Series 2017-1, Class A 4.250% 12/15/37 (c)	470,702	470,332

	Principal Amount	Value
Symphony CLO XVI Ltd., Series 2015-16A, Class DR, 1.000% FRN 10/15/31 (b) (c)	$500,000	$499,692
TAL Advantage V LLC
Series 2013-1A, Class A, 2.830% 2/22/38 (c)	220,833	216,295
Series 2014-1A, Class A, 3.510% 2/22/39 (c)	372,667	368,192
TCI-Cent CLO Income Note Issuer Ltd., Series 2017-1A, Class C, 3 mo. USD LIBOR + 3.650% 5.985% FRN 7/25/30 (c)	500,000	502,404
TCI-Cent CLO Ltd., Series 2016-1A, Class C, 3 mo. USD LIBOR + 4.000% 6.337% FRN 12/21/29 (c)	1,000,000	1,003,086
Thacher Park CLO Ltd., Series 2014-1A, Class D1R, 3 mo. USD LIBOR + 3.400% 5.748% FRN 10/20/26 (c)	1,000,000	1,000,158
THL Credit Wind River CLO Ltd.
Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.750% 6.083% FRN 4/18/29 (c)	1,000,000	1,003,805
Series 2012-1A, Class DR, 3 mo. USD LIBOR + 4.100% 6.439% FRN 1/15/26 (c)	1,000,000	1,003,250
Thunderbolt II Aircraft Lease Ltd., Series 2018-A, Class A, 4.147% STEP 9/15/38 (c)	500,000	497,025
Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500% VRN 11/25/60 (b) (c)	2,775,164	2,701,030
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (c)	398,152	392,042
Triton Container Finance V LLC, Series 2018-1A, Class A 3.950% 3/20/43 (c)	475,000	470,286
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 4.072% 2/16/43 (c)	745,625	746,057
Westcott Park Clo Ltd., Series 2016-1A, Class D, 3 mo. USD LIBOR + 4.350% 6.698% FRN 7/20/28 (c)	500,000	503,755
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (c)	900,000	902,030

		40,318,363

Student Loans ABS — 0.3%
College Ave Student Loans LLC, Series 2018-A, Class A1, 3.416% FRN 12/26/47 (b) (c)	494,589	494,588

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	$350,000	$337,501
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	489,562

		1,321,651

WL Collateral CMO — 7.5%
CIM Trust, Series 2017-6, Class A1, 3.015% VRN 6/25/57 (b) (c)	2,486,772	2,382,227
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A, 3.809% VRN 4/25/37 (b)	2,271,444	2,198,621
CitiMortgage Alternative Loan Trust, Series 2006-A1, Class 1A5 5.500% 4/25/36	3,074,090	2,980,580
Countrywide Alternative Loan Trust
Series 2006-13T1, Class A11, 6.000% 5/25/36	2,571,428	2,038,408
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	4,311,738	3,044,211
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 3.651% VRN 2/25/47 (b)	1,835,930	1,657,602
Series 2007-14, Class A6, 6.000% 9/25/37	1,922,981	1,669,748
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .170% 2.338% FRN 12/19/36	1,500,224	1,337,439
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.596% VRN 5/25/37 (b)	3,098,458	2,808,294
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. LIBOR + .200% 2.416% FRN 7/25/47	3,781,417	3,419,568
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1, 3.584% VRN 7/25/35 (b)	705,107	635,287
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 4.229% VRN 2/25/36 (b)	3,111,851	2,618,550
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3, 6.500% VRN 10/26/37 (b) (c)	1,196,325	1,002,229
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600% 6.000% FRN 4/25/37	518,246	484,751
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class HV, 3.000% VRN 11/25/57 (b)	2,969,887	2,766,427

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2, 4.138% VRN 10/25/37 (b)	$1,607,760	$1,528,364
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5, 6.350% STEP 5/25/36	1,346,553	1,122,818

		33,695,124

WL Collateral PAC — 0.5%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15 6.000% 8/25/36	2,369,925	2,131,263

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $119,196,255)		115,851,562

SOVEREIGN DEBT OBLIGATIONS — 1.3%
Provincia de Buenos Aires 7.875% 6/15/27 (d)	700,000	582,057
Argentine Republic Government International Bond
5.875% 1/11/28	200,000	158,300
6.625% 7/06/28	150,000	123,000
6.875% 1/26/27	550,000	467,500
Chile Government International Bond 3.125% 3/27/25	200,000	193,996
Fondo MIVIVIENDA SA
3.500% 1/31/23 (d)	200,000	194,000
3.500% 1/31/23 (c)	150,000	145,500
Israel Government International Bond 2.875% 3/16/26	400,000	377,944
Malaysia Sovereign Sukuk Bhd 3.043% 4/22/25 (d)	500,000	478,250
Mexico Government International Bond
3.750% 1/11/28	735,000	700,087
4.150% 3/28/27	643,000	632,712
Panama Government International Bond 4.000% 9/22/24	200,000	202,702
Perusahaan Penerbit SBSN Indonesia III
4.150% 3/29/27 (c)	400,000	386,000
4.150% 3/29/27 (d)	200,000	193,000
Philippine Government International Bond 4.200% 1/21/24	900,000	924,545

		5,177,536

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,165,568)		5,759,593

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 14.0%
Collateralized Mortgage Obligations — 8.8%
Federal Home Loan Mortgage Corp.
Series 4093, Class PA, 3.000% 8/15/42	$4,853,744	$4,671,020
Series 4481, Class B, 3.000% 12/15/42	6,753,335	6,549,498
Series 4483, Class CA, 3.000% 6/15/44	6,235,303	6,042,371
Series 4750, Class PA, 3.000% 7/15/46	2,887,651	2,810,802
Series 355, Class 300, 3.000% 8/15/47	3,492,719	3,344,878
Series 358, Class 300, 3.000% 10/15/47	3,073,620	2,941,202
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K722, Class X1, 1.441% VRN 3/25/23 (b)	6,646,635	308,607
Series K053, Class A2, 2.995% 12/25/25	463,000	451,303
Series K050, Class A2, 3.334% VRN 8/25/25 (b)	350,000	349,040
Federal National Mortgage Association
Series 2018-21, Class PO, 0.010% 4/25/48	3,861,139	2,944,421
Series 2016-M3, Class A2, 2.702% 2/25/26	465,000	442,070
Series 2015-9, Class HA, 3.000% 1/25/45	904,504	885,536
Government National Mortgage Association
Series 2015-74, Class LZ, 3.500% 5/20/45	3,218,130	3,040,530
Series 2015-92, Class CZ, 3.500% 6/20/45	5,120,533	4,855,799

		39,637,077

Pass-Through Securities — 5.2%
Federal Home Loan Mortgage Corp.
Pool #G08520 2.500% 1/01/43	1,302,874	1,209,739
Pool #G08658 3.000% 8/01/45	3,729,211	3,579,314
Pool #G08632 3.500% 3/01/45	2,847,308	2,813,719
Federal National Mortgage Association
Pool #AL9238 3.000% 10/01/41	4,112,987	3,950,395
Pool #MA2248 3.000% 4/01/45	2,596,296	2,475,000
Pool #AS7661 3.000% 8/01/46	1,674,596	1,594,268
Pool #MA2711 3.000% 8/01/46	5,788,750	5,511,071
Pool #AX2501 4.000% 10/01/44	2,219,050	2,249,822

		23,383,328

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $65,361,356)		63,020,405

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 26.3%
U.S. Treasury Bonds & Notes — 26.3%
U.S. Treasury Bond
2.750% 11/15/42	$4,735,000	$4,380,911
2.750% 8/15/47	2,500,000	2,289,414
2.750% 11/15/47	3,680,000	3,368,925
2.875% 8/15/45	4,130,000	3,887,814
3.000% 8/15/48	1,650,000	1,588,254
3.125% 2/15/43	3,440,000	3,397,914
3.375% 5/15/44	3,190,000	3,288,142
3.625% 8/15/43	5,070,000	5,439,318
3.750% 11/15/43	3,650,000	3,996,123
U.S. Treasury Note
1.125% 1/31/19	425,000	423,323
1.125% 6/30/21	6,070,000	5,791,729
1.500% 10/31/19	6,760,000	6,674,998
1.625% 11/30/20	5,775,000	5,628,234
1.750% 11/30/19	6,450,000	6,380,032
1.750% 10/31/20	5,320,000	5,203,749
1.875% 1/31/22	730,000	706,121
1.875% 8/31/24	6,010,000	5,651,325
2.000% 9/30/20	5,890,000	5,796,036
2.000% 5/31/21	5,840,000	5,710,060
2.125% 8/31/20	5,430,000	5,359,792
2.125% 9/30/24	6,030,000	5,745,930
2.250% 10/31/24	6,855,000	6,573,624
2.250% 8/15/27	6,470,000	6,066,889
2.250% 11/15/27	6,010,000	5,624,984
2.625% 7/31/20	5,310,000	5,292,825
2.750% 2/15/28	4,220,000	4,114,566

		118,381,032

TOTAL U.S. TREASURY OBLIGATIONS (Cost $120,583,620)		118,381,032

TOTAL BONDS & NOTES (Cost $427,287,200)		416,412,173

	Number of Shares
MUTUAL FUNDS — 3.5%
Diversified Financial Services — 3.5%
DoubleLine Floating Rate Fund	1,605,088	15,890,368

TOTAL MUTUAL FUNDS (Cost $16,154,937)		15,890,368

TOTAL LONG-TERM INVESTMENTS (Cost $443,460,941)		432,309,585

The accompanying notes are an integral part of the portfolio of investments.

MML Dynamic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.5%
Repurchase Agreement — 3.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (g)	$14,106,690	$14,106,690

U.S. Treasury Bill — 0.4%
U.S. Treasury Bill
0.000% 3/07/19	1,460,000	1,445,459
0.000% 3/07/19	80,000	79,203

		1,524,662

TOTAL SHORT-TERM INVESTMENTS (Cost $15,631,684)		15,631,352

TOTAL INVESTMENTS — 99.6% (Cost $459,092,625) (h)		447,940,937

Other Assets/(Liabilities) — 0.4%		2,005,263

NET ASSETS — 100.0%		$449,946,200

Abbreviation Legend

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2018.

(c)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $87,457,813 or 19.44% of net assets.

(d)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At September 30, 2018, these securities amounted to a value of $27,874,062 or 6.19% of net assets.
(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)

Maturity value of $14,107,983. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $14,392,160.

(h)	See Note 3 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Basic Materials — 2.4%
Chemicals — 1.3%
Celanese Corp. Series A	5,300	$604,200
Eastman Chemical Co.	69,030	6,607,551
FMC Corp.	2,200	191,796
Huntsman Corp.	8,300	226,009
LyondellBasell Industries NV Class A	17,700	1,814,427
PPG Industries, Inc.	9,400	1,025,822
Westlake Chemical Corp.	4,900	407,239

		10,877,044

Forest Products & Paper — 0.1%
International Paper Co.	15,200	747,080

Iron & Steel — 0.1%
Nucor Corp.	12,200	774,090
Reliance Steel & Aluminum Co.	2,900	247,341
Steel Dynamics, Inc.	9,100	411,229

		1,432,660

Mining — 0.9%
Alcoa Corp. (a)	118,230	4,776,492
Freeport-McMoRan, Inc.	173,540	2,415,677
Newmont Mining Corp.	16,300	492,260

		7,684,429

		20,741,213

Communications — 7.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	14,700	336,189
Omnicom Group, Inc.	7,000	476,140

		812,329

Internet — 0.1%
CDW Corp.	5,900	524,628
eBay, Inc. (a)	11,000	363,220

		887,848

Media — 2.2%
CBS Corp. Class B (Non-Voting)	70,040	4,023,798
Comcast Corp. Class A	50,900	1,802,369
Viacom, Inc. Class B	10,800	364,608
The Walt Disney Co.	108,490	12,686,820

		18,877,595

Telecommunications — 5.0%
ARRIS International PLC (a)	6,700	174,133
AT&T, Inc.	358,610	12,042,124
Cisco Systems, Inc.	432,160	21,024,584
Juniper Networks, Inc.	10,700	320,679
Motorola Solutions, Inc.	6,300	819,882

	Number of Shares	Value
Verizon Communications, Inc.	155,900	$8,323,501

		42,704,903

		63,282,675

Consumer, Cyclical — 8.3%
Airlines — 0.5%
Alaska Air Group, Inc.	2,000	137,720
Delta Air Lines, Inc.	27,200	1,572,976
JetBlue Airways Corp. (a)	11,100	214,896
Southwest Airlines Co.	22,700	1,417,615
United Continental Holdings, Inc. (a)	8,500	757,010

		4,100,217

Apparel — 0.1%
Carter’s, Inc.	1,700	167,620
Hanesbrands, Inc.	1,600	29,488
Michael Kors Holdings Ltd. (a)	4,400	301,664
PVH Corp.	3,100	447,640

		946,412

Auto Manufacturers — 1.1%
General Motors Co.	251,540	8,469,352
PACCAR, Inc.	13,600	927,384

		9,396,736

Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	5,500	286,055
Aptiv PLC	9,800	822,220
BorgWarner, Inc.	89,930	3,847,205
Lear Corp.	2,700	391,500

		5,346,980

Entertainment — 0.0%
The Madison Square Garden Co. Class A (a)	900	283,788

Home Builders — 0.3%
D.R. Horton, Inc.	11,600	489,288
Lennar Corp. Class A	32,600	1,522,094

		2,011,382

Home Furnishing — 0.0%
Leggett & Platt, Inc.	4,100	179,539

Leisure Time — 0.4%
Brunswick Corp.	3,600	241,272
Carnival Corp.	20,600	1,313,662
Harley-Davidson, Inc.	700	31,710
Norwegian Cruise Line Holdings Ltd. (a)	8,300	476,669
Royal Caribbean Cruises Ltd.	8,300	1,078,502

		3,141,815

Lodging — 0.2%
Hyatt Hotels Corp. Class A	1,500	119,385
Las Vegas Sands Corp.	31,560	1,872,455

		1,991,840

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 5.1%
AutoZone, Inc. (a)	1,100	$853,270
Best Buy Co., Inc.	11,200	888,832
CarMax, Inc. (a)	7,100	530,157
Dollar General Corp.	9,300	1,016,490
Foot Locker, Inc.	3,700	188,626
The Gap, Inc.	14,900	429,865
Genuine Parts Co.	4,600	457,240
Kohl’s Corp.	6,100	454,755
Lowe’s Cos., Inc.	56,810	6,522,924
Macy’s, Inc.	9,000	312,570
McDonald’s Corp.	25,070	4,193,960
Nordstrom, Inc.	6,500	388,765
Target Corp.	141,180	12,453,488
Walgreens Boots Alliance, Inc.	15,800	1,151,820
Walmart, Inc.	143,430	13,469,512
Williams-Sonoma, Inc. (b)	900	59,148

		43,371,422

		70,770,131

Consumer, Non-cyclical — 22.1%
Agriculture — 1.0%
Archer-Daniels-Midland Co.	21,600	1,085,832
Bunge Ltd.	4,400	302,324
Philip Morris International, Inc.	83,580	6,815,113

		8,203,269

Beverages — 1.9%
The Coca-Cola Co.	216,620	10,005,678
Coca-Cola European Partners PLC	128,890	5,860,628

		15,866,306

Biotechnology — 2.2%
Amgen, Inc.	35,620	7,383,670
Biogen, Inc. (a)	8,200	2,897,142
Gilead Sciences, Inc.	114,540	8,843,633
United Therapeutics Corp. (a)	500	63,940

		19,188,385

Commercial Services — 0.1%
AMERCO	800	285,320
United Rentals, Inc. (a)	3,500	572,600
The Western Union Co.	17,700	337,362

		1,195,282

Cosmetics & Personal Care — 0.5%
The Procter & Gamble Co.	46,270	3,851,052

Foods — 0.8%
Conagra Brands, Inc.	11,800	400,846
General Mills, Inc.	50,110	2,150,721
The J.M. Smucker Co.	4,600	472,006
Kellogg Co.	10,600	742,212
The Kroger Co.	27,200	791,792
Mondelez International, Inc. Class A	45,300	1,946,088

	Number of Shares	Value
US Foods Holding Corp. (a)	3,500	$107,870

		6,611,535

Health Care – Products — 3.4%
Abbott Laboratories	101,010	7,410,094
Boston Scientific Corp. (a)	148,550	5,719,175
Danaher Corp.	62,278	6,767,127
Thermo Fisher Scientific, Inc.	22,090	5,391,727
Zimmer Biomet Holdings, Inc.	30,440	4,001,947

		29,290,070

Health Care – Services — 3.9%
Aetna, Inc.	11,800	2,393,630
Anthem, Inc.	23,720	6,500,466
Cigna Corp.	9,200	1,915,900
DaVita, Inc. (a)	7,400	530,062
HCA Healthcare, Inc.	13,500	1,878,120
Laboratory Corp. of America Holdings (a)	4,200	729,456
Quest Diagnostics, Inc.	5,100	550,341
UnitedHealth Group, Inc.	71,520	19,027,181

		33,525,156

Household Products & Wares — 0.1%
Avery Dennison Corp.	1,000	108,350
Kimberly-Clark Corp.	5,600	636,384

		744,734

Pharmaceuticals — 8.2%
AbbVie, Inc.	48,700	4,606,046
AmerisourceBergen Corp.	5,900	544,098
Bristol-Myers Squibb Co.	91,420	5,675,354
Express Scripts Holding Co. (a)	21,800	2,071,218
Johnson & Johnson	96,200	13,291,954
McKesson Corp.	7,500	994,875
Merck & Co., Inc.	228,610	16,217,593
Mylan NV (a)	125,370	4,588,542
Perrigo Co. PLC	5,500	389,400
Pfizer, Inc.	489,150	21,556,841

		69,935,921

		188,411,710

Energy — 11.4%
Oil & Gas — 9.7%
Antero Resources Corp. (a)	9,700	171,787
Apache Corp.	2,200	104,874
Chevron Corp.	201,922	24,691,022
Concho Resources, Inc. (a)	26,300	4,017,325
ConocoPhillips	174,461	13,503,281
Devon Energy Corp.	15,300	611,082
Exxon Mobil Corp.	129,400	11,001,588
Helmerich & Payne, Inc.	4,400	302,588
Hess Corp.	12,100	866,118
HollyFrontier Corp.	6,400	447,360
Marathon Oil Corp.	32,700	761,256

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Marathon Petroleum Corp.	19,200	$1,535,424
Murphy Oil Corp.	5,500	183,370
Newfield Exploration Co. (a)	6,200	178,746
Noble Energy, Inc.	7,800	243,282
Phillips 66	59,659	6,724,763
Suncor Energy, Inc.	404,420	15,647,010
Valero Energy Corp.	16,400	1,865,500

		82,856,376

Oil & Gas Services — 1.2%
Halliburton Co.	55,757	2,259,831
National Oilwell Varco, Inc.	14,600	628,968
Weatherford International PLC (a) (b)	2,686,490	7,280,388

		10,169,187

Pipelines — 0.5%
Enbridge, Inc.	118,037	3,811,415

		96,836,978

Financial — 26.3%
Banks — 16.8%
Bank of America Corp.	787,460	23,198,572
The Bank of New York Mellon Corp.	39,100	1,993,709
BB&T Corp.	29,900	1,451,346
BOK Financial Corp.	2,700	262,656
Capital One Financial Corp.	17,500	1,661,275
CIT Group, Inc.	81,950	4,229,439
Citigroup, Inc.	276,690	19,849,741
Citizens Financial Group, Inc.	18,700	721,259
Comerica, Inc.	5,600	505,120
Commerce Bancshares, Inc.	4,100	270,682
Cullen/Frost Bankers, Inc.	2,600	271,544
East West Bancorp, Inc.	5,700	344,109
Fifth Third Bancorp	27,100	756,632
The Goldman Sachs Group, Inc.	51,660	11,584,238
Huntington Bancshares, Inc.	41,400	617,688
JP Morgan Chase & Co.	305,220	34,441,025
KeyCorp	373,280	7,424,539
M&T Bank Corp.	5,900	970,786
Morgan Stanley	69,500	3,236,615
Northern Trust Corp.	7,600	776,188
The PNC Financial Services Group, Inc.	18,200	2,478,658
Prosperity Bancshares, Inc.	2,800	194,180
Regions Financial Corp.	43,700	801,895
State Street Corp.	14,100	1,181,298
SunTrust Banks, Inc.	18,000	1,202,220
Synovus Financial Corp.	4,800	219,792
Umpqua Holdings Corp.	6,400	133,120
US Bancorp	63,700	3,363,997
Webster Financial Corp.	3,700	218,152
Wells Fargo & Co.	186,900	9,823,464
Western Alliance Bancorp (a)	3,500	199,115

	Number of Shares	Value
Zions Bancorp	185,420	$9,298,813

		143,681,867

Diversified Financial Services — 3.1%
Alliance Data Systems Corp.	2,200	519,552
Ally Financial, Inc.	16,500	436,425
American Express Co.	33,500	3,567,415
Ameriprise Financial, Inc.	32,480	4,795,997
BlackRock, Inc.	17,170	8,092,736
Credit Acceptance Corp. (a)	600	262,842
Discover Financial Services	14,600	1,116,170
E*TRADE Financial Corp. (a)	9,500	497,705
Lazard Ltd. Class A	5,100	245,463
LPL Financial Holdings, Inc.	1,400	90,314
Nasdaq, Inc.	53,470	4,587,726
Raymond James Financial, Inc.	5,100	469,455
Santander Consumer USA Holdings, Inc.	13,900	278,556
Synchrony Financial	29,200	907,536
T. Rowe Price Group, Inc.	8,800	960,784

		26,828,676

Insurance — 4.0%
Aflac, Inc.	29,900	1,407,393
Alleghany Corp.	700	456,771
The Allstate Corp.	14,100	1,391,670
American Financial Group, Inc.	6,400	710,208
American International Group, Inc.	45,200	2,406,448
Aon PLC	33,890	5,211,604
Athene Holding Ltd. Class A (a)	2,600	134,316
Chubb Ltd.	17,900	2,392,156
Cincinnati Financial Corp.	6,400	491,584
Everest Re Group Ltd.	1,300	297,011
Fidelity National Financial, Inc.	8,600	338,410
The Hartford Financial Services Group, Inc.	145,690	7,278,673
Lincoln National Corp.	8,400	568,344
Loews Corp.	12,700	637,921
Markel Corp. (a)	600	713,094
MetLife, Inc.	40,600	1,896,832
The Progressive Corp.	6,500	461,760
Prudential Financial, Inc.	16,100	1,631,252
Reinsurance Group of America, Inc.	2,600	375,856
RenaissanceRe Holdings Ltd.	1,200	160,296
Torchmark Corp.	10,600	918,914
The Travelers Cos., Inc.	24,100	3,126,011
Voya Financial, Inc.	7,200	357,624
W.R. Berkley Corp.	4,900	391,657

		33,755,805

Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	1,900	83,790
The Howard Hughes Corp. (a)	500	62,110
Jones Lang LaSalle, Inc.	1,800	259,776

		405,676

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 2.4%
Crown Castle International Corp.	44,550	$4,959,752
Digital Realty Trust, Inc.	28,540	3,210,179
Equity Residential	50,660	3,356,732
Prologis, Inc.	103,650	7,026,433
Public Storage	8,600	1,734,018

		20,287,114

		224,959,138

Industrial — 9.2%
Aerospace & Defense — 1.2%
General Dynamics Corp.	4,800	982,656
Lockheed Martin Corp.	13,571	4,695,023
Spirit AeroSystems Holdings, Inc. Class A	4,800	440,016
United Technologies Corp.	29,000	4,054,490

		10,172,185

Building Materials — 0.1%
Johnson Controls International PLC	14,800	518,000
Masco Corp.	9,200	336,720

		854,720

Electrical Components & Equipment — 0.0%
Hubbell, Inc.	1,700	227,069

Electronics — 1.3%
Arrow Electronics, Inc. (a)	3,600	265,392
Corning, Inc.	45,100	1,592,030
Garmin Ltd.	7,300	511,365
Gentex Corp.	10,400	223,184
Honeywell International, Inc.	27,600	4,592,640
TE Connectivity Ltd.	39,460	3,469,718

		10,654,329

Engineering & Construction — 0.4%
Fluor Corp.	51,720	3,004,932

Environmental Controls — 0.6%
Pentair PLC	5,700	247,095
Stericycle, Inc. (a)	400	23,472
Waste Management, Inc.	55,070	4,976,125

		5,246,692

Hand & Machine Tools — 0.1%
Snap-on, Inc.	2,300	422,280

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	33,590	5,122,139

Machinery – Diversified — 0.5%
Deere & Co.	23,590	3,546,285
Dover Corp.	4,900	433,797

		3,980,082

Miscellaneous – Manufacturing — 1.6%
Carlisle Cos., Inc.	2,500	304,500
Crane Co.	1,000	98,350

	Number of Shares	Value
Eaton Corp. PLC	16,900	$1,465,737
General Electric Co.	211,060	2,382,867
Ingersoll-Rand PLC	9,500	971,850
Parker-Hannifin Corp.	46,133	8,485,243
Trinity Industries, Inc.	5,500	201,520

		13,910,067

Packaging & Containers — 0.5%
Packaging Corp. of America	3,500	383,915
Sonoco Products Co.	3,900	216,450
WestRock Co.	74,170	3,963,645

		4,564,010

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,400	358,512

Transportation — 2.3%
FedEx Corp.	21,260	5,119,195
Kansas City Southern	47,140	5,340,019
Union Pacific Corp.	12,260	1,996,296
United Parcel Service, Inc. Class B	26,500	3,093,875
XPO Logistics, Inc. (a)	38,530	4,398,970

		19,948,355

		78,465,372

Technology — 7.7%
Computers — 2.9%
Apple, Inc.	58,000	13,092,920
DXC Technology Co.	4,500	420,840
Hewlett Packard Enterprise Co.	46,400	756,784
HP, Inc.	193,680	4,991,134
International Business Machines Corp.	35,700	5,398,197

		24,659,875

Office & Business Equipment — 0.3%
Xerox Corp.	4,100	110,618
Zebra Technologies Corp. Class A (a)	13,710	2,424,339

		2,534,957

Semiconductors — 1.8%
Intel Corp.	178,700	8,450,723
KLA-Tencor Corp.	6,200	630,602
Lam Research Corp.	6,300	955,710
Marvell Technology Group Ltd.	108,220	2,088,646
Qorvo, Inc. (a)	5,000	384,450
Skyworks Solutions, Inc.	5,600	507,976
Teradyne, Inc.	7,600	281,048
Texas Instruments, Inc.	21,700	2,328,193

		15,627,348

Software — 2.7%
Fidelity National Information Services, Inc.	20,750	2,263,202
Microsoft Corp.	67,810	7,755,430
Oracle Corp.	144,800	7,465,888

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Synopsys, Inc. (a)	54,580	$5,382,134

		22,866,654

		65,688,834

Utilities — 2.8%
Electric — 2.8%
AES Corp.	20,500	287,000
Ameren Corp.	9,200	581,624
American Electric Power Co., Inc.	18,200	1,290,016
DTE Energy Co.	7,100	774,823
Duke Energy Corp.	21,500	1,720,430
Edison International	79,080	5,352,135
Entergy Corp.	61,080	4,955,420
Eversource Energy	11,300	694,272
NextEra Energy, Inc.	29,755	4,986,938
OGE Energy Corp.	6,200	225,184
Pinnacle West Capital Corp.	4,600	364,228
Public Service Enterprise Group, Inc.	19,400	1,024,126
WEC Energy Group, Inc.	12,100	807,796
Xcel Energy, Inc.	16,600	783,686

		23,847,678

Gas — 0.0%
UGI Corp.	5,400	299,592

		24,147,270

TOTAL COMMON STOCK (Cost $669,470,727)		833,303,321

TOTAL EQUITIES (Cost $669,470,727)		833,303,321

MUTUAL FUNDS — 1.3%
Diversified Financial Services — 1.3%
iShares Russell 1000 Value ETF	41,700	5,280,054
State Street Navigator Securities Lending Prime Portfolio (c)	6,134,962	6,134,962

TOTAL MUTUAL FUNDS (Cost $11,299,485)		11,415,016

TOTAL LONG-TERM INVESTMENTS (Cost $680,770,212)		844,718,337

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (d)	$15,580,551	$15,580,551

TOTAL SHORT-TERM INVESTMENTS (Cost $15,580,551)		15,580,551

TOTAL INVESTMENTS — 100.7% (Cost $696,350,763) (e)		860,298,888

Other Assets/(Liabilities) — (0.7)%		(6,118,717)

NET ASSETS — 100.0%		$854,180,171

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2018, was $5,546,344 or 0.65% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(c)	Represents investment of security lending collateral. (Note 2).
(d)

Maturity value of $15,581,979. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $15,896,096.

(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.5%
Basic Materials — 2.7%
Chemicals — 0.6%
Eastman Chemical Co.	300	$28,716
Huntsman Corp.	4,700	127,981
Praxair, Inc.	200	32,146

		188,843

Iron & Steel — 0.5%
Reliance Steel & Aluminum Co.	2,100	179,109

Mining — 1.6%
Alcoa Corp. (a)	3,100	125,240
Hi-Crush Partners LP (b)	20,000	216,000
Kaiser Aluminum Corp.	1,600	174,496

		515,736

		883,688

Communications — 15.7%
Internet — 11.2%
Alibaba Group Holding Ltd. Sponsored ADR (a)	1,500	247,140
Alphabet, Inc. Class A (a)	990	1,195,009
Alphabet, Inc. Class C (a)	50	59,674
Amazon.com, Inc. (a)	790	1,582,370
Okta, Inc. (a)	2,800	197,008
Q2 Holdings, Inc. (a)	2,000	121,100
VeriSign, Inc. (a)	1,900	304,228

		3,706,529

Media — 0.9%
News Corp. Class A	2,400	31,656
Viacom, Inc. Class B	8,000	270,080

		301,736

Telecommunications — 3.6%
Cisco Systems, Inc.	6,000	291,900
Verizon Communications, Inc.	13,900	742,121
Zayo Group Holdings, Inc. (a)	3,900	135,408

		1,169,429

		5,177,694

Consumer, Cyclical — 4.2%
Airlines — 0.6%
Delta Air Lines, Inc.	3,700	213,971

Auto Manufacturers — 0.7%
General Motors Co.	6,800	228,956

Auto Parts & Equipment — 2.0%
Dana, Inc.	8,000	149,360
Lear Corp.	1,490	216,050
Magna International, Inc.	5,300	278,409

		643,819

	Number of Shares	Value
Distribution & Wholesale — 0.5%
HD Supply Holdings, Inc. (a)	3,900	$166,881

Housewares — 0.4%
The Toro Co.	2,400	143,928

		1,397,555

Consumer, Non-cyclical — 26.6%
Agriculture — 0.8%
Archer-Daniels-Midland Co.	5,100	256,377

Biotechnology — 7.8%
Amgen, Inc.	6,650	1,378,478
Biogen, Inc. (a)	680	240,251
Celgene Corp. (a)	3,940	352,591
Gilead Sciences, Inc.	7,600	586,796

		2,558,116

Commercial Services — 4.5%
Quanta Services, Inc. (a)	5,400	180,252
S&P Global, Inc.	1,550	302,854
Square, Inc. Class A (a)	1,100	108,911
The Western Union Co.	8,500	162,010
Worldpay, Inc. Class A (a)	7,100	719,017

		1,473,044

Foods — 1.5%
US Foods Holding Corp. (a)	16,500	508,530

Health Care – Services — 4.1%
Aetna, Inc.	1,730	350,930
HCA Healthcare, Inc.	6,050	841,676
WellCare Health Plans, Inc. (a)	550	176,270

		1,368,876

Pharmaceuticals — 7.9%
Horizon Pharma PLC (a)	16,700	326,986
Johnson & Johnson	2,610	360,624
Merck & Co., Inc.	4,900	347,606
Neurocrine Biosciences, Inc. (a)	2,520	309,834
Pfizer, Inc.	26,800	1,181,076
Teva Pharmaceutical Industries Ltd. Sponsored ADR	4,000	86,160

		2,612,286

		8,777,229

Energy — 7.9%
Oil & Gas — 6.3%
Andeavor	2,900	445,150
Apache Corp.	400	19,068
Chevron Corp.	3,320	405,969
Devon Energy Corp.	16,000	639,040
Exxon Mobil Corp.	300	25,506
Marathon Petroleum Corp.	2,600	207,922
Occidental Petroleum Corp.	2,700	221,859
Rowan Cos. PLC Class A (a)	7,000	131,810

		2,096,324

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.6%
Halliburton Co.	12,800	$518,784

		2,615,108

Financial — 17.3%
Banks — 7.7%
Bank of America Corp.	15,800	465,468
Comerica, Inc.	8,400	757,680
JP Morgan Chase & Co.	7,200	812,448
Morgan Stanley	5,600	260,792
State Street Corp.	3,100	259,718

		2,556,106

Diversified Financial Services — 6.4%
Mastercard, Inc. Class A	6,260	1,393,539
Visa, Inc. Class A	4,860	729,437

		2,122,976

Insurance — 3.2%
Aflac, Inc.	3,600	169,452
Berkshire Hathaway, Inc. Class B (a)	3,800	813,618
Torchmark Corp.	700	60,683

		1,043,753

		5,722,835

Industrial — 6.1%
Aerospace & Defense — 2.6%
Lockheed Martin Corp.	1,830	633,107
Spirit AeroSystems Holdings, Inc. Class A	2,500	229,175

		862,282

Electronics — 0.1%
KEMET Corp. (a)	2,300	42,665

Miscellaneous – Manufacturing — 1.1%
3M Co.	400	84,284
Eaton Corp. PLC	3,400	294,882

		379,166

Transportation — 1.9%
Landstar System, Inc.	1,240	151,280
Norfolk Southern Corp.	2,500	451,250
Union Pacific Corp.	200	32,566

		635,096

Trucking & Leasing — 0.4%
AerCap Holdings NV (a)	2,000	115,040

		2,034,249

Technology — 15.0%
Computers — 4.3%
Check Point Software Technologies Ltd. (a)	1,400	164,738
Leidos Holdings, Inc.	2,100	145,236
NetApp, Inc.	10,300	884,667

	Number of Shares	Value
Seagate Technology PLC	5,100	$241,485

		1,436,126

Office & Business Equipment — 1.3%
Zebra Technologies Corp. Class A (a)	2,380	420,856

Semiconductors — 3.7%
Applied Materials, Inc.	10,100	390,365
ASML Holding NV	810	152,296
Broadcom, Inc.	500	123,365
Micron Technology, Inc. (a)	6,800	307,564
NXP Semiconductor NV	590	50,445
Skyworks Solutions, Inc.	2,000	181,420

		1,205,455

Software — 5.7%
Fidelity National Information Services, Inc.	1,000	109,070
Intuit, Inc.	1,360	309,264
Microsoft Corp.	6,680	763,992
ServiceNow, Inc. (a)	1,550	303,226
Veeva Systems, Inc. Class A (a)	2,200	239,514
Workday, Inc. Class A (a)	1,050	153,279

		1,878,345

		4,940,782

TOTAL COMMON STOCK (Cost $26,258,740)		31,549,140

TOTAL EQUITIES (Cost $26,258,740)		31,549,140

TOTAL LONG-TERM INVESTMENTS (Cost $26,258,740)		31,549,140

	Principal Amount
SHORT-TERM INVESTMENTS — 4.4%
Repurchase Agreement — 4.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (c)	$1,435,337	1,435,337

TOTAL SHORT-TERM INVESTMENTS (Cost $1,435,337)		1,435,337

TOTAL INVESTMENTS — 99.9% (Cost $27,694,077) (d)		32,984,477

Other Assets/(Liabilities) — 0.1%		41,770

NET ASSETS — 100.0%		$33,026,247

The accompanying notes are an integral part of the portfolio of investments.

MML Equity Rotation Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)

Maturity value of $1,435,469. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $1,466,687.

(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 1.1%

COMMON STOCK — 0.6%
Energy — 0.6%
Oil & Gas — 0.6%
Fieldwood Energy LLC (a)	3,193	$162,843
Fieldwood Energy LLC (a)	13,011	663,561

		826,404

TOTAL COMMON STOCK (Cost $392,368)		826,404

PREFERRED STOCK — 0.5%
Consumer, Non-cyclical — 0.5%
Agriculture — 0.5%
Pinnacle Agriculture Holdings LLC (a)	1,144,535	709,612

TOTAL PREFERRED STOCK (Cost $733,962)		709,612

TOTAL EQUITIES (Cost $1,126,330)		1,536,016

	Principal Amount
BONDS & NOTES — 96.4%

BANK LOANS — 3.8%
Advertising — 0.7%
Getty Images, Inc., Term Loan B, 1 mo. LIBOR + 3.500% 5.742% VRN 10/18/19	$908,463	901,241

Oil & Gas — 2.2%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan, 3 mo. LIBOR + 7.500% 9.839% VRN 4/15/20
	1,639,220	1,499,886
Fieldwood Energy LLC Exit 1st Lien Term Loan, 1 mo. LIBOR + 5.250% 7.492% VRN 4/11/22	674,554	677,421
Exit 2nd Lien Term Loan, 1 mo. LIBOR + 7.250% 9.492% VRN 4/11/23	387,384	375,115
Gulf Finance LLC, Term Loan B, 3 mo. LIBOR + 5.250% 7.640% VRN 8/25/23
	503,020	420,560

		2,972,982

Telecommunications — 0.9%
CenturyLink, Inc., 2017 Term Loan B, 2.750% 1/31/25
	1,246,859	1,237,819

TOTAL BANK LOANS (Cost $4,992,598)		5,112,042

	Principal Amount	Value
CORPORATE DEBT — 92.6%
Aerospace & Defense — 2.1%
TransDigm UK Holdings PLC 6.875% 5/15/26 (b)
	$393,000	$403,316
TransDigm, Inc. 6.375% 6/15/26
	1,219,000	1,231,190
Triumph Group, Inc.
4.875% 4/01/21	422,000	407,230
5.250% 6/01/22	305,000	287,462
7.750% 8/15/25	471,000	457,459

		2,786,657

Agriculture — 1.1%
Pinnacle Operating Corp. 9.000% 5/15/23 (b)
	1,667,522	1,484,095

Airlines — 2.9%
Allegiant Travel Co. 5.500% 7/15/19
	1,350,000	1,363,500
American Airlines Group, Inc. 5.500% 10/01/19 (b)
	1,891,000	1,917,001
VistaJet Malta Finance PLC / VistaJet Co. Finance LLC 7.750% 6/01/20 (b)
	688,000	694,399

		3,974,900

Auto Manufacturers — 1.8%
Deck Chassis Acquisition, Inc. 10.000% 6/15/23 (b)
	2,013,000	2,133,780
JB Poindexter & Co., Inc. 7.125% 4/15/26 (b)
	293,000	303,987

		2,437,767

Building Materials — 1.7%
Griffon Corp. 5.250% 3/01/22
	174,000	172,043
James Hardie International Finance DAC 5.000% 1/15/28 (b)
	485,000	457,719
PGT Escrow Issuer, Inc. 6.750% 8/01/26 (b)
	446,000	462,725
Standard Industries, Inc. 4.750% 1/15/28 (b)
	1,345,000	1,242,376

		2,334,863

Chemicals — 2.9%
The Chemours Co. 7.000% 5/15/25
	409,000	433,740
Consolidated Energy Finance SA 6.875% 6/15/25 (b)
	655,000	680,381
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA 8.375% 12/01/22 (b)
	1,225,000	1,252,562
Platform Specialty Products Corp.
5.875% 12/01/25 (b)	414,000	408,523
6.500% 2/01/22 (b)	423,000	430,403

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Starfruit Finco BV/Starfruit US Holdco LLC 8.000% 10/01/26 (b) (c)
	$705,000	$715,575

		3,921,184

Coal — 2.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 7.500% 5/01/25 (b)
	669,000	712,485
Peabody Energy Corp. 6.000% 3/31/22 (b)
	883,000	898,452
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.500% 6/15/25 (b)
	1,013,000	1,043,390
Warrior Met Coal, Inc. 8.000% 11/01/24 (b)
	339,000	347,475

		3,001,802

Commercial Services — 4.7%
Cardtronics, Inc./Cardtronics USA, Inc. 5.500% 5/01/25 (b)
	578,000	551,990
Financial & Risk US Holdings, Inc.
6.250% 5/15/26 (b) (c)	243,000	243,897
8.250% 11/15/26 (b) (c)	314,000	312,097
The Hertz Corp. 7.625% 6/01/22 (b)
	1,500,000	1,481,250
Nielsen Finance LLC/Nielsen Finance Co. 5.000% 4/15/22 (b)
	625,000	609,375
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.250% 5/15/23 (b)
	1,830,000	1,957,185
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21
	680,000	625,600
United Rentals North America, Inc.
4.625% 10/15/25	249,000	241,530
4.875% 1/15/28	365,000	342,187

		6,365,111

Computers — 1.6%
Dell, Inc. 6.500% 4/15/38
	501,000	492,859
GCI LLC 6.875% 4/15/25
	1,550,000	1,602,762

		2,095,621

Diversified Financial Services — 2.6%
LPL Holdings, Inc. 5.750% 9/15/25 (b)
	1,364,000	1,331,605
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.750% 6/01/25 (b)
	704,000	684,640

	Principal Amount	Value
VFH Parent LLC/Orchestra Co-Issuer, Inc. 6.750% 6/15/22 (b)
	$1,477,000	$1,525,002

		3,541,247

Electric — 0.5%
NRG Energy, Inc. 6.625% 1/15/27
	702,000	737,100

Engineering & Construction — 1.1%
Zachry Holdings, Inc. 7.500% 2/01/20 (b)
	1,510,000	1,513,775

Entertainment — 0.4%
Delta Merger Sub, Inc. 6.000% 9/15/26 (b)
	324,000	328,050
WMG Acquisition Corp. 5.000% 8/01/23 (b)
	262,000	262,000

		590,050

Foods — 4.3%
C&S Group Enterprises LLC 5.375% 7/15/22 (b)
	1,030,000	1,019,700
JBS USA LUX SA/JBS USA Finance, Inc.
5.875% 7/15/24 (b)	646,000	636,310
6.750% 2/15/28 (b)	824,000	818,850
KeHE Distributors LLC/KeHE Finance Corp. 7.625% 8/15/21 (b)
	650,000	625,625
Pilgrim’s Pride Corp.
5.750% 3/15/25 (b)	247,000	237,738
5.875% 9/30/27 (b)	877,000	828,765
Post Holdings, Inc.
5.500% 3/01/25 (b)	309,000	306,682
5.625% 1/15/28 (b)	468,000	450,450
5.750% 3/01/27 (b)	382,000	374,360
Simmons Foods, Inc.
5.750% 11/01/24 (b)	483,000	370,099
7.750% 1/15/24 (b)	189,000	195,615

		5,864,194

Forest Products & Paper — 0.0%
Appvion Inc. 9.000% 6/13/26 (d)
	2,157,000	-

Gas — 0.8%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)
	1,111,000	1,102,668

Hand & Machine Tools — 0.8%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.000% 2/15/23 (b)
	1,138,000	1,106,705

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Health Care – Products — 4.4%
Avanos Medical, Inc. 6.250% 10/15/22
	$1,300,000	$1,327,794
Avantor, Inc.
6.000% 10/01/24 (b)	652,000	661,780
9.000% 10/01/25 (b)	1,397,000	1,442,402
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.500% 4/15/25 (b)	398,000	333,325
5.625% 10/15/23 (b)	202,000	178,770
5.750% 8/01/22 (b)	189,000	174,353
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.625% 5/15/22 (b)
	1,844,000	1,801,588

		5,920,012

Health Care – Services — 2.2%
Envision Healthcare Corp. 8.750% 10/15/26 (b) (c)
	789,000	789,000
HCA, Inc. 5.875% 2/15/26
	1,138,000	1,184,942
RegionalCare Hospital Partners Holdings, Inc. 8.250% 5/01/23 (b)
	176,000	184,800
Tenet Healthcare Corp.
4.625% 7/15/24	400,000	389,000
8.125% 4/01/22	340,000	358,292

		2,906,034

Home Builders — 0.5%
Brookfield Residential Properties, Inc. 6.375% 5/15/25 (b)
	491,000	481,180
William Lyon Homes, Inc. 6.000% 9/01/23
	194,000	187,210

		668,390

Insurance — 2.2%
Acrisure LLC/Acrisure Finance, Inc. 7.000% 11/15/25 (b)
	791,000	737,568
AssuredPartners, Inc. 7.000% 8/15/25 (b)
	514,000	508,860
USIS Merger Sub, Inc. 6.875% 5/01/25 (b)
	836,000	833,910
York Risk Services Holding Corp. 8.500% 10/01/22 (b)
	992,000	870,480

		2,950,818

Internet — 0.4%
Netflix, Inc. 5.875% 11/15/28 (b)
	595,000	592,769

Iron & Steel — 0.9%
Allegheny Technologies, Inc. 5.950% 1/15/21
	1,192,000	1,211,370

	Principal Amount	Value
Leisure Time — 3.1%
Brunswick Corp.
7.375% 9/01/23	$285,000	$319,060
7.125% 8/01/27	2,245,000	2,554,328
Carlson Travel, Inc.
6.750% 12/15/23 (b)	496,000	497,860
9.500% 12/15/24 (b)	862,000	831,830

		4,203,078

Lodging — 0.4%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% 5/15/27 (b)	492,000	456,945
5.500% 3/01/25 (b)	140,000	135,275

		592,220

Machinery – Diversified — 0.1%
Stevens Holding Co., Inc. 6.125% 10/01/26 (b)
	166,000	168,698

Media — 7.7%
Altice Financing SA 6.625% 2/15/23 (b)
	600,000	604,500
Altice Finco SA 8.125% 1/15/24 (b)
	615,000	621,150
Altice Luxembourg SA 7.625% 2/15/25 (b)
	700,000	637,980
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (b)	1,086,000	1,020,731
5.750% 2/15/26 (b)	550,000	551,375
5.875% 4/01/24 (b)	1,500,000	1,524,375
5.875% 5/01/27 (b)	822,000	814,808
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.500% 4/01/28 (b)
	565,000	592,544
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20
	1,476,000	1,479,690
DISH DBS Corp. 7.750% 7/01/26
	1,031,000	972,542
Midcontinent Communications/Midcontinent Finance Corp. 6.875% 8/15/23 (b)
	864,000	904,219
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)
	167,000	165,748
Ziggo BV 5.500% 1/15/27 (b)
	489,000	458,804

		10,348,466

Mining — 4.5%
Compass Minerals International, Inc. 4.875% 7/15/24 (b)
	294,000	272,318
First Quantum Minerals Ltd.
7.250% 4/01/23 (b)	659,000	629,757
7.500% 4/01/25 (b)	652,000	618,585

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hecla Mining Co. 6.875% 5/01/21
	$1,271,000	$1,274,177
Kinross Gold Corp.
4.500% 7/15/27	640,000	572,032
5.950% 3/15/24	441,000	449,820
6.875% 9/01/41	476,000	485,520
New Gold, Inc. 6.250% 11/15/22 (b)
	998,000	870,755
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.125% 11/01/22 (b)
	884,000	903,890

		6,076,854

Miscellaneous – Manufacturing — 1.0%
EnPro Industries, Inc. 5.875% 9/15/22
	1,271,000	1,294,831

Oil & Gas — 9.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.625% 1/15/22	362,000	362,905
7.750% 4/15/23	204,000	204,000
Chesapeake Energy Corp.
8.000% 1/15/25	898,000	926,062
8.000% 6/15/27	25,000	25,500
Citgo Holding, Inc. 10.750% 2/15/20 (b)
	1,677,000	1,777,620
Ensco PLC 7.750% 2/01/26
	234,000	232,245
EP Energy LLC/Everest Acquisition Finance, Inc.
8.000% 2/15/25 (b)	1,081,000	826,965
9.375% 5/01/24 (b)	356,000	293,700
Jonah Energy LLC/Jonah Energy Finance Corp. 7.250% 10/15/25 (b)
	985,000	753,525
Jupiter Resources, Inc. 8.500% 10/01/22 (b)
	2,310,000	1,097,250
Kosmos Energy Ltd.
7.875% 8/01/21 (b)	1,823,000	1,854,902
7.875% 8/01/21 (b)	800,000	814,000
PBF Holding Co. LLC/PBF Finance Corp.
7.000% 11/15/23	47,000	48,880
7.250% 6/15/25	925,000	971,250
SM Energy Co. 6.625% 1/15/27
	188,000	194,345
Transocean Guardian Ltd. 5.875% 1/15/24 (b)
	269,000	271,354
Transocean, Inc.
6.800% 3/15/38	483,000	417,795
9.350% STEP 12/15/41	150,000	150,938
Tullow Oil PLC 6.250% 4/15/22 (b)
	1,364,000	1,364,273

		12,587,509

	Principal Amount	Value
Oil & Gas Services — 1.3%
KCA Deutag UK Finance PLC 9.625% 4/01/23 (b)
	$341,000	$334,180
Weatherford International Ltd. 9.875% 2/15/24
	319,000	312,620
Welltec A/S 9.500% 12/01/22 (b)
	1,000,000	1,037,500

		1,684,300

Packaging & Containers — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. VI 4.750% 2/01/26 (b)
	200,000	191,000

Pharmaceuticals — 3.5%
Bausch Health Cos., Inc 6.125% 4/15/25 (b)
	1,643,000	1,560,850
Bausch Health Cos., Inc. 6.500% 3/15/22 (b)
	171,000	177,840
Bausch Health Cos., Inc.
5.500% 3/01/23 (b)	452,000	435,050
5.875% 5/15/23 (b)	193,000	188,175
7.000% 3/15/24 (b)	290,000	306,385
9.250% 4/01/26 (b)	600,000	647,250
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.000% STEP 2/01/25 (b)
	981,000	845,622
Endo Finance LLC/Endo Finco, Inc.
5.375% STEP 1/15/23 (b)	139,000	122,320
7.250% STEP 1/15/22 (b)	112,000	109,200
Teva Pharmaceutical Finance Netherlands III BV 6.000% 4/15/24
	315,000	319,865

		4,712,557

Pipelines — 2.1%
Cheniere Energy Partners LP 5.625% 10/01/26 (b)
	725,000	730,220
Energy Transfer Equity LP 4.250% 3/15/23
	1,364,000	1,355,475
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23
	765,000	754,481

		2,840,176

Private Equity — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.375% 12/15/25
	761,000	763,854

Real Estate Investment Trusts (REITS) — 1.0%
MPT Operating Partnership LP/MPT Finance Corp. 5.000% 10/15/27
	539,000	519,461

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23
	$789,000	$787,028

		1,306,489

Retail — 2.4%
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22
	500,000	436,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.
8.625% 6/15/20	742,000	704,900
8.625% 6/15/20	449,000	426,550
Golden Nugget, Inc. 8.750% 10/01/25 (b)
	242,000	253,684
KGA Escrow LLC 7.500% 8/15/23 (b)
	426,000	441,975
Penske Automotive Group, Inc. 5.500% 5/15/26
	1,000,000	972,200

		3,235,559

Software — 3.4%
RP Crown Parent LLC 7.375% 10/15/24 (b)
	191,000	198,163
TIBCO Software, Inc. 11.375% 12/01/21 (b)
	2,877,000	3,071,197
Veritas US, Inc./Veritas Bermuda Ltd. 10.500% 2/01/24 (b)
	1,500,000	1,372,500

		4,641,860

Telecommunications — 7.2%
CenturyLink, Inc. 6.750% 12/01/23
	500,000	519,375
Citizens Communications Co. 7.125% 3/15/19
	1,250,000	1,257,875
Hughes Satellite Systems Corp.
5.250% 8/01/26	805,000	784,875
6.625% 8/01/26	272,000	263,160
Intelsat Connect Finance SA 9.500% 2/15/23 (b)
	156,000	155,220
Intelsat Jackson Holdings SA
7.500% 4/01/21	889,000	900,112
8.500% 10/15/24 (b)	703,000	710,733
9.750% 7/15/25 (b)	132,000	139,755
Sprint Corp.
7.250% 9/15/21	745,000	787,838
7.625% 3/01/26	422,000	446,793
7.875% 9/15/23	1,578,000	1,702,267
T-Mobile USA, Inc.
4.500% 2/01/26	147,000	140,292
4.750% 2/01/28	226,000	212,723
6.000% 4/15/24	453,000	469,421
6.500% 1/15/26	679,000	711,388
Telecom Italia SpA 5.303% 5/30/24 (b)
	512,000	498,560

		9,700,387

	Principal Amount	Value
Toys, Games & Hobbies — 0.1%
Mattel, Inc. 6.750% 12/31/25 (b)	$147,000	$144,060

Transportation — 2.5%
The Kenan Advantage Group, Inc. 7.875% 7/31/23 (b)
	3,200,000	3,310,000

Trucking & Leasing — 0.2%
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (b)
	249,000	251,179

TOTAL CORPORATE DEBT (Cost $128,281,558)		125,160,209

TOTAL BONDS & NOTES (Cost $133,274,156)		130,272,251

	Number of Shares
WARRANTS — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
Appvion Holding Corp. (a) (d) (e)	2,106	-
Appvion Holding Corp. (a) (d) (e)	2,106	22,426

		22,426

TOTAL WARRANTS (Cost $0)		22,426

TOTAL LONG-TERM INVESTMENTS (Cost $134,400,486)		131,830,693

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Commercial Paper — 1.8%
Enterprise Products Operating LLC 2.434% 10/01/18 (b)
	$2,500,000	2,499,505

TOTAL SHORT-TERM INVESTMENTS (Cost $2,500,000)		2,499,505

TOTAL INVESTMENTS — 99.3% (Cost $136,900,486) (f)		134,330,198

Other Assets/(Liabilities) — 0.7%		898,143

NET ASSETS — 100.0%		$135,228,341

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

The accompanying notes are an integral part of the portfolio of investments.

MML High Yield Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $86,121,721 or 63.69% of net assets.

(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2018, these securities amounted to a value of $22,426 or 0.02% of net assets.

(e)	Investment was valued using significant unobservable inputs.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 135.4%

CORPORATE DEBT — 2.7%
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC 3.549% FRN 2/15/23 (a)	$2,060,000	$2,048,571
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060% 4.399% FRN 1/15/19	1,720,000	1,728,566

		3,777,137

Computers — 0.7%
Dell International LLC/EMC Corp. 3.480% 6/01/19 (b)	1,100,000	1,102,779
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930% 4.267% FRN 10/05/18	1,700,000	1,700,269

		2,803,048

Health Care – Products — 0.5%
Becton Dickinson & Co. 3.261% FRN 12/29/20 (a)	2,060,000	2,063,053

Pharmaceuticals — 0.5%
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.104% FRN 6/15/22	2,060,000	2,063,438

TOTAL CORPORATE DEBT (Cost $10,716,457)		10,706,676

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR 3.235% FRN 4/26/27	108,589	108,714

TOTAL MUNICIPAL OBLIGATIONS (Cost $108,589)		108,714

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 47.1%
Auto Floor Plan ABS — 0.5%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570% 2.728% FRN 1/15/21	1,200,000	1,201,469
NextGear Floorplan Master Owner Trust, Series 2018-1A, Class A1, 2.798% FRN 2/15/23 (a) (b)	850,000	851,780

		2,053,249

Automobile ABS — 12.9%
American Credit Acceptance Receivables Trust
Series 2017-4, Class A, 2.000% 7/10/20 (b)	361,344	360,867

	Principal Amount	Value
Series 2017-1, Class B, 2.390% 2/16/21 (b)	$222,543	$222,449
Series 2018-3, Class A, 2.920% 8/12/21 (b)	350,000	350,000
Series 2018-2, Class A, 2.940% 1/10/22 (b)	873,294	873,506
Series 2017-4, Class C, 2.940% 1/10/24 (b)	1,450,000	1,443,248
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A1 2.450% 5/20/19	668,612	668,606
ARI Fleet Lease Trust, Series 2018-A, Class A1 1.950% 3/15/19 (b)	736,929	736,355
CarFinance Capital Auto Trust, Series 2015-1A, Class A 1.750% 6/15/21 (b)	14,279	14,274
Chesapeake Funding II LLC
Series 2018-1A, Class A2, 2.608% FRN 4/15/30 (a) (b)	1,100,000	1,103,301
Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000% 3.158% FRN 6/15/28 (b)	854,282	857,061
CPS Auto Trust
Series 2017-D, Class A, 1.870% 3/15/21 (b)	816,818	813,111
Series 2018-A, Class A, 2.160% 5/17/21 (b)	204,555	203,840
Series 2017-A, Class B, 2.680% 5/17/21 (b)	2,000,000	1,994,442
Series 2018-C, Class A, 2.870% 9/15/21 (b)	676,899	676,188
Series 2018-C, Class B, 3.430% 7/15/22 (b)	260,000	259,447
Drive Auto Receivables Trust
Series 2018-4, Class A1, 2.451% P-1 9/16/19	2,510,000	2,509,627
Series 2017-1, Class C, 2.840% 4/15/22	650,000	648,670
Series 2018-2, Class B, 3.220% 4/15/22	350,000	349,537
DT Auto Owner Trust
Series 2017-4A, Class A, 1.850% 8/17/20 (b)	629,476	628,398
Series 2017-3A, Class B, 2.400% 5/17/21 (b)	810,000	807,647
Series 2018-1A, Class A, 2.590% 5/17/21 (b)	894,813	893,969
Series 2018 2A ,Class A, 2.840% 9/15/21 (b)	1,175,576	1,174,528
Series 2018-1A, Class B, 3.040% 1/18/22 (b)	520,000	518,565

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 1.830% 9/20/21 (b)	$116,706	$116,582
Exeter Automobile Receivables Trust
Series 2018-1A, Class A, 2.210% 5/17/21 (b)	463,496	462,144
Series 2018-1A, Class B, 2.750% 4/15/22 (b)	450,000	446,034
Series 2016-3A, Class B, 2.840% 8/16/21 (b)	420,000	419,435
Series 2018-3A, Class A, 2.900% 1/18/22 (b)	937,251	935,975
Series 2017-1A, Class B, 3.000% 12/15/21 (b)	700,000	698,567
First Investors Auto Owner Trust
Series 2017-3A, Class A1, 2.000% 3/15/22 (b)	1,131,792	1,124,975
Series 2018-1A, Class A1, 2.840% 5/16/22 (b)	1,061,132	1,059,591
Flagship Credit Auto Trust
Series 2015-2, Class A, 1.980% 10/15/20 (b)	29,696	29,687
Series 2017-4, Class A, 2.070% 4/15/22 (b)	1,439,533	1,427,760
Series 2015-3, Class A, 2.380% 10/15/20 (b)	613,924	613,458
Series 2018-1, Class A, 2.590% 6/15/22 (b)	1,636,404	1,628,927
Series 2017-4, Class B, 2.660% 10/17/22 (b)	2,190,000	2,147,844
Series 2016-4, Class C, 2.710% 11/15/22 (b)	680,000	659,710
Series 2016-1, Class A, 2.770% 12/15/20 (b)	134,441	134,447
Series 2017-1, Class B, 2.830% 3/15/23 (b)	1,320,000	1,314,337
Series 2018-2, Class A, 2.970% 10/17/22 (b)	2,979,448	2,975,625
Hertz Fleet Lease Funding LP
Series 2018-1, Class A1, 2.633% FRN 5/10/32 (a) (b)	2,530,000	2,534,973
Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100% 3.233% FRN 4/10/30 (b)	659,568	661,363
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700% 3.858% FRN 4/15/21 (b)	960,000	966,951
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A 2.310% 12/14/21 (b)	940,000	933,999

	Principal Amount	Value
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (b)	$722,100	$720,226
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700% 3.858% FRN 7/15/20 (b)	23,839	23,891
Oscar US Funding Trust IX LLC, Series 2018-2A, Class A2B, 2.603% FRN 8/10/21 (a) (b)	1,500,000	1,499,528
Oscar US Funding Trust VI
Series 2017-1A, Class A3, 2.820% 6/10/21 (b)	500,000	498,070
Series 2017-1A, Class A4, 3.300% 5/10/24 (b)	420,000	417,934
Oscar US Funding Trust VII LLC, Series 2017-2A, Class A2A 2.130% 11/10/20 (b)	618,393	615,936
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (b)	513,200	512,638
Prestige Auto Receivables Trust, Series 2018-1A, Class A1 2.528% 10/15/19 (b)	780,000	780,000
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	442,224	441,966
Securitized Equipment Receivable 3.760% 10/11/24	400,000	397,773
4.200% 10/11/24	430,000	427,390
Tesla Auto Lease Trust
Series 2018-A, Class A, 2.320% 12/20/19 (b)	647,029	645,266
Series 2018-A, Class B, 2.750% 2/20/20 (b)	265,000	263,866
Toyota Auto Receivables Owner Trust, Series 2018-C, Class A2B, 2.278% FRN 8/16/21 (a)	1,920,000	1,920,567
Westlake Automobile Receivables Trust
Series 2018-2A, Class A1, 2.500% 5/15/19 (b)	789,374	789,403
Series 2018-2A, Class A2A, 2.840% 9/15/21 (b)	1,440,000	1,438,320

		50,792,794

Commercial MBS — 1.5%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.658% FRN 7/15/35 (a) (b)	1,700,000	1,702,606
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.928% VRN 7/10/38 (a)	276,499	279,397

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.158% FRN 6/15/32 (a) (b)	$1,150,000	$1,151,429
RETL, Series 2018-RVP, Class A, 3.258% FRN 3/15/33 (a) (b)	940,527	944,067
TPG Real Estate Finance Issuer Ltd., Series 2018-FL1, Class A, 2.908% FRN 2/15/35 (a) (b)	640,000	639,809
VMC Finance LLC, Series 2018-FL1, Class A, 2.978% FRN 3/15/35 (a) (b)	1,169,231	1,168,516

		5,885,824

Credit Card ABS — 0.3%
Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, 1 mo. LIBOR + .770% 2.904% FRN 5/14/29	1,100,000	1,108,208

Home Equity ABS — 0.0%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735% 2.951% FRN 8/25/35	4,251	4,268

Other ABS — 13.3%
321 Henderson Receivables I LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.358% FRN 3/15/41 (b)	585,735	575,819
Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200% 2.358% FRN 6/15/41 (b)	1,659,261	1,625,318
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 2.358% FRN 12/15/41 (b)	302,088	295,897
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 2.358% FRN 9/15/41 (b)	167,434	159,508
321 Henderson Receivables LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 2.358% FRN 3/15/42 (b)	690,534	649,855
AIMCO CLO, Series 2015-AA, Class AR, 3.189% FRN 1/15/28 (a) (b)	2,450,000	2,440,673
Arbor Realty Commercial Real Estate Notes, Series 2018-FL1, Class A, 3.308% FRN 6/15/28 (a) (b)	780,000	781,953
Avant Loans Funding Trust
Series 2017-B, Class A, 2.290% 6/15/20 (b)	159,577	159,491
Series 2018-A, Class A, 3.090% 6/15/21 (b)	1,250,051	1,249,783

	Principal Amount	Value
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.100% 3.435% FRN 4/25/26 (b)	$2,118,882	$2,119,151
BCC Funding XIV LLC
Series 2018-1A, Class A1, 2.200% 2/20/19 (b)	1,189,556	1,189,138
Series 2018-1A, Class A2, 2.960% 6/20/23 (b)	980,000	974,552
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (b)	377,356	377,356
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (b)	156,581	156,189
CCG Receivables Trust, Series 2018-2, Class A2 3.090% 12/15/25 (b)	1,120,000	1,116,961
CIFC Funding II Ltd., Series 2015-2A, Class AR, 3.119% FRN 4/15/27 (a) (b)	2,450,000	2,440,367
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675% 2.891% FRN 5/25/35	15,238	15,241
Consumer Installment Loan Trust, Series 2016-LD1, Class A 3.960% 7/15/22 (b)	19,170	19,168
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.676% FRN 9/25/34	25,380	25,346
Diamond Resorts Owner Trust
Series 2015-1, Class A, 2.730% 7/20/27 (b)	54,609	54,603
Series 2015-2, Class B, 3.540% 5/22/28 (b)	103,441	102,838
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 1.950% 11/25/39 (b)	33,333	33,258
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.189% FRN 7/15/23 (b)	190,736	192,275
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	175,320	169,774
Element Rail Leasing II LLC, Series 2016-1A, Class A1 3.968% 3/19/46 (b)	358,160	359,678

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2014-AA, Class A 1.770% 11/25/26 (b)	$109,752	$107,751
Lendmark Funding Trust, Series 2018-1A, Class A 3.810% 12/21/26 (b)	630,000	629,339
Mariner Finance Issuance Trust
Series 2017-BA, Class A, 2.920% 12/20/29 (b)	1,600,000	1,574,390
Series 2017-AA, Class A, 3.620% 2/20/29 (b)	770,000	769,869
Marlette Funding Trust
Series 2017-3A, Class A, 2.360% 12/15/24 (b)	298,892	297,803
Series 2017-2A, Class A, 2.390% 7/15/24 (b)	270,763	270,311
Series 2018-1A, Class A, 2.610% 3/15/28 (b)	1,379,143	1,374,881
Series 2017-1A, Class A, 2.827% 3/15/24 (b)	470,341	470,192
Series 2018-2A, Class A, 3.060% 7/17/28 (b)	992,458	990,717
Series 2018-3A, Class A, 3.200% 9/15/28 (b)	1,079,230	1,079,071
MVW Owner Trust, Series 2017-1A, Class A 2.420% 12/20/34 (b)	173,298	167,552
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, 3.139% FRN 1/15/28 (a) (b)	2,450,000	2,446,033
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 2.575% 10/15/49 (b)	1,900,000	1,883,761
OCP CLO Ltd., Series 2015-10A, Class A1R, 3.155% FRN 10/26/27 (a) (b)	2,450,000	2,441,699
Orange Lake Timeshare Trust, Series 2016-A, Class A 2.610% 3/08/29 (b)	363,917	353,488
Oxford Finance Funding Trust
Series 2014-1A, Class A, 3.475% 12/15/22 (b)	56,618	56,642
Series 2016-1A, Class A, 3.968% 6/17/24 (b)	481,149	477,972
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $440,000), 5.066% FRN 2/25/23 (a) (b) (c) (d)	440,000	445,091
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250% 2.466% FRN 2/25/37 (b)	20,225	20,212
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A 2.300% 10/20/31 (b)	204,700	203,628

	Principal Amount	Value
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A, 2.050% VRN 6/20/31 (a) (b)	$185,828	$185,496
Series 2015-2A, Class A, 2.430% 6/20/32 (b)	452,937	447,325
Series 2014-3A, Class B, 2.800% 10/20/31 (b)	501,162	499,049
Series 2015-2A, Class B, 3.020% 6/20/32 (b)	1,315,328	1,303,260
Series 2015-1A, Class B, 3.050% 3/22/32 (b)	572,574	568,788
Series 2015-3A, Class B, 3.080% 9/20/32 (b)	43,747	43,315
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.050% 12/26/25 (b)	328,517	326,977
Series 2016-5, Class A, 3.060% 9/25/28 (b)	1,677,071	1,670,437
Series 2016-2A, Class A, 3.090% 10/27/25 (b)	462,529	461,072
Series 2016-1A, Class A, 3.260% 8/25/25 (b)	818,067	816,820
Series 2017-2, Class A, 3.280% 2/25/26 (b)	676,991	675,281
Sofi Consumer Loan Program Trust, Series 2018-3, Class A1 3.200% 8/25/27 (b)	1,861,331	1,861,042
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (b)	826,912	823,282
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (b)	1,830,000	1,825,042
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832% 5/25/46 (b)	2,167,000	2,169,275
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (b)	1,062,789	1,059,988
Trafigura Securitisation Finance PLC
Series 2017-1A, Class A1, 1 mo. USD LIBOR + .850% 3.008% FRN 12/15/20 (b)	1,000,000	999,372
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 3.858% FRN 12/15/20 (b)	1,330,000	1,328,778
Trip Rail Master Funding LLC, Series 2017-1A, Class A1 2.709% 8/15/47 (b)	254,817	250,907
Westgate Resorts LLC
Series 2014-1A, Class A, 2.150% 12/20/26 (b)	134,248	133,686

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class A, 3.050% 12/20/30 (b)	$586,384	$579,378
Series 2015-2A, Class A, 3.200% 7/20/28 (b)	296,360	296,011
Series 2018-1A, Class A, 3.380% 12/20/31 (b)	728,339	724,565

		52,393,740

Student Loans ABS — 15.4%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800% 3.016% FRN 12/26/44 (b)	2,062,857	2,056,303
AccessLex Institute
Series 2005-2, Class A3, 3 mo. USD LIBOR + .180% 2.490% FRN 11/22/24	54,927	54,927
Series 2005-1, Class B, 3 mo. USD LIBOR + .570% 2.936% FRN 9/22/37	713,110	684,875
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.190% FRN 7/01/38	84,043	82,194
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120% 2.493% FRN 6/25/26	1,166,063	1,148,671
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.829% FRN 1/15/37	540,401	507,131
DRB Prime Student Loan Trust
Series 2015-A, Class A3, 2.320% 4/25/30	37,206	36,949
Series 2015-B, Class A3, 2.540% 4/27/26 (b)	97,713	96,444
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.116% FRN 10/25/44 (b)	1,018,758	1,034,318
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.216% FRN 4/25/40 (b)	141,994	145,928
Earnest Student Loan Program LLC
Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850% 4.066% FRN 10/27/36 (b)	474,856	486,020
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.266% FRN 2/26/35 (b)	369,861	379,044
ECMC Group Student Loan Trust
Series 2018-1A, Class A, 2.966% FRN 2/27/68 (a) (b)	4,125,662	4,126,282

	Principal Amount	Value
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.416% FRN 12/27/66 (b)	$1,619,424	$1,641,286
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.566% FRN 7/26/66 (b)	1,088,313	1,109,490
EdLinc Student Loan Funding Trust, Series 2017-A, Class A (Acquired 12/22/17, Cost $1,290,960), 3.350% FRN 12/01/47 (a) (b) (c) (d)	1,123,145	1,110,634
Edsouth Indenture No. 10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 12/25/58 (b)	1,000,000	1,014,942
Edsouth Indenture No. 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 3.016% FRN 10/25/56 (b)	528,825	528,846
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 2.966% FRN 8/25/42 (a) (b)	1,027,497	1,027,496
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700% 3.011% FRN 8/25/48 (b)	378,975	378,793
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350% 2.689% FRN 6/28/39 (b)	600,178	573,261
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750% 2.854% FRN 12/01/31	406,472	407,090
KeyCorp Student Loan Trust
Series 2000-A, Class A2, 3 mo. USD LIBOR + .320% 2.631% FRN 5/25/29	338,205	335,706
Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.691% FRN 9/27/35	276,765	276,128
Laurel Road Prime Student Loan Trust, Series 2017-C, Class A2A 1.870% 11/25/42 (b)	401,065	399,860
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 3.358% FRN 12/15/28 (b)	654,143	663,154
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1 2.530% 2/18/42 (b)	2,454,757	2,434,853
Navient Student Loan Trust
Series 2018-1A, Class A1, 2.406% FRN 3/25/67 (a) (b)	819,309	819,309

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A3, 2.936% FRN 3/25/67 (a) (b)	$1,120,000	$1,125,077
Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850% 3.066% FRN 6/25/65 (b)	733,441	737,624
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.466% FRN 6/25/65 (b)	2,378,755	2,438,964
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.516% FRN 3/25/66 (b)	2,200,000	2,281,807
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.966% FRN 12/26/40 (b)	620,102	621,174
Nelnet Student Loan Trust
Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.445% FRN 10/25/33	733,150	728,759
Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.466% FRN 3/23/37	1,286,789	1,277,607
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 2.535% FRN 1/25/38	892,491	848,790
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 2.536% FRN 3/23/37	1,024,499	969,000
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.623% FRN 6/25/41	415,597	381,346
Series 2018-3A, Class A2, 2.656% FRN 9/27/66 (a) (b)	900,000	900,036
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 2.685% FRN 10/25/40	1,396,754	1,340,486
Series 2018-1A, Class A2, 2.976% FRN 5/25/66 (a) (b)	1,790,000	1,799,203
Series 2010-4A, Class A, 1 mo. USD LIBOR + .800% 3.016% FRN 4/25/46 (b)	79,087	79,791
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 6/25/41 (b)	375,000	353,408
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 2.564% FRN 12/15/39	1,426,539	1,342,586
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 2.614% FRN 3/15/40	2,133,941	1,997,262

	Principal Amount	Value
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500% 4.658% FRN 1/15/43 (b)	$440,000	$448,702
SLM Student Loan Trust
Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.445% FRN 1/26/43	597,371	576,616
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.475% FRN 10/25/28	680,224	678,536
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.485% FRN 3/25/44	1,760,000	1,694,003
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 2.535% FRN 1/25/70	429,481	408,006
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.545% FRN 10/25/40	450,572	427,183
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 2.555% FRN 1/25/41	459,905	430,800
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.555% FRN 3/25/44	1,007,405	952,994
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.635% FRN 7/25/25	400,000	399,152
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.645% FRN 1/25/55	452,335	427,212
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 2.805% FRN 10/25/64	342,897	325,865
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.935% FRN 10/25/65 (b)	2,550,000	2,550,367
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 2.984% FRN 12/15/38	503,051	481,487
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	240,000	240,000
Series 2003-5, Class A9, 28 day ARS + 2.500% 4.480% FRN 6/17/30	700,000	700,000
Series 2003-5, Class A7, 28 day ARS + 2.500% 4.490% FRN 6/17/30	550,000	550,000
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	750,000	750,000

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust
Series 2017-B, Class A1, 2.428% FRN 6/17/24 (a) (b)	$394,860	$394,820
Series 2018-C, Class A1, 2.431% FRN 9/15/25 (a) (b)	1,130,000	1,130,000
Series 2018-B, Class A2B, 2.878% FRN 1/15/37 (a) (b)	1,500,000	1,501,492
Series 2014-A, Class A2A, 3.050% 5/15/26 (b)	530,417	529,834
SoFi Professional Loan Program LLC
Series 2016-C, Class A2A, 1.480% 5/26/31 (b)	130,170	129,910
Series 2017-F, Class A1FX, 2.050% 1/25/41 (b)	835,471	826,936
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 2.916% FRN 3/26/40 (b)	723,223	725,306
Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200% 3.416% FRN 3/25/33 (b)	137,967	138,973
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 3.966% FRN 8/25/36 (b)	471,914	486,040

		60,687,088

WL Collateral CMO — 3.2%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700% 2.916% FRN 3/25/45 (b)	29,786	30,153
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, 2.976% VRN 12/25/57 (a) (b)	921,620	902,727
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	921,620	903,586
Series 2018-2A, Class A1, 3.479% VRN 4/25/58 (a) (b)	2,309,235	2,299,838
JP Morgan Mortgage Trust
Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	710,475	700,796
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	1,042,105	1,024,650
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	1,024,689	1,011,372
PSMC Trust, Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	967,855	953,375
Sequoia Mortgage Trust
Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	834,867	808,750
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	939,548	926,764
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	741,699	744,339

	Principal Amount	Value
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	$1,304,449	$1,309,082
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	903,323	907,823

		12,523,255

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $180,516,461)		185,448,426

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.7%
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.235% 3.798% 3/01/37	370,924	391,263
Government National Mortgage Association II Pool #82462, 1 year CMT + 1.500% 3.375% 1/20/40	141,973	147,024

		538,287

Whole Loans — 0.6%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2018-C03, Class 1M1, 2.896% FRN 10/25/30 (a)	1,148,755	1,148,630
Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300% 3.516% FRN 4/25/29	592,378	596,717
Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350% 3.566% FRN 1/25/29	192,605	193,122
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450% 3.666% FRN 1/25/29	388,021	390,416

		2,328,885

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,850,468)		2,867,172

U.S. TREASURY OBLIGATIONS — 84.9%
U.S. Treasury Bonds & Notes — 84.9%
U.S. Treasury Inflation Index
0.125% 4/15/21 (e)	20,308,679	19,889,019
0.125% 4/15/22 (e)	24,900,607	24,191,847
0.125% 7/15/22 (e)	24,234,723	23,647,317
0.125% 1/15/23 (e)	24,641,249	23,854,372

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
0.125% 7/15/24 (e)	$18,254,704	$17,535,182
0.125% 7/15/26 (e)	19,975,270	18,830,073
0.250% 1/15/25 (e)	20,119,673	19,304,106
0.375% 7/15/25 (e) (f)	21,434,054	20,746,378
0.375% 7/15/27 (e)	22,355,340	21,356,336
0.500% 1/15/28 (e)	12,413,048	11,910,869
0.625% 4/15/23 (e)	12,509,402	12,347,007
0.625% 1/15/24 (e)	12,420,460	12,253,475
0.625% 2/15/43 (e)	5,918,940	5,377,527
0.750% 7/15/28	6,525,610	6,420,249
0.750% 2/15/42	6,808,653	6,388,786
0.750% 2/15/45 (e)	8,850,306	8,224,907
0.875% 2/15/47 (e)	6,263,820	5,988,962
1.000% 2/15/48 (e)	7,817,765	7,719,941
1.125% 1/15/21 (g)	435,460	438,059
1.375% 2/15/44 (e)	8,109,675	8,686,856
1.750% 1/15/28 (e)	6,616,005	7,080,331
2.000% 1/15/26 (e)	7,618,133	8,193,745
2.125% 2/15/40	1,457,425	1,760,562
2.125% 2/15/41 (e)	4,614,548	5,612,984
2.375% 1/15/25 (e)	10,026,900	10,923,574
2.375% 1/15/27 (e)	6,498,076	7,238,130
3.375% 4/15/32 (e)	2,839,500	3,686,507
3.625% 4/15/28 (e)	4,674,270	5,798,895
3.875% 4/15/29 (e)	6,867,571	8,839,405

		334,245,401

TOTAL U.S. TREASURY OBLIGATIONS (Cost $342,550,171)		334,245,401

TOTAL BONDS & NOTES (Cost $536,742,146)		533,376,389

TOTAL PURCHASED OPTIONS (#) — 0.7% (Cost $2,611,695)		2,621,331

TOTAL LONG-TERM INVESTMENTS (Cost $539,353,841)		535,997,720

SHORT-TERM INVESTMENTS — 31.5%
Commercial Paper — 31.5%
Aon Corp. 2.387% 10/17/18 (b)	3,600,000	3,595,353
AT&T, Inc. 2.890% 12/06/18 (b)	6,000,000	5,970,272
Avery Dennison Corp. 2.412% 10/25/18 (b)	2,400,000	2,395,630
BAT International Finance
2.418% 00418, 10/11/18 (b)	3,600,000	3,596,831
2.485% 00418, 10/01/18 (b)	3,500,000	3,499,307

	Principal Amount	Value
Bell Canada 2.602% 12/10/18 (b)	$6,000,000	$5,969,279
CRH America Finance, Inc. 2.345% 10/03/18 (b)	2,000,000	1,999,337
Dominion Resources 2.551% 12/12/18	6,000,000	5,968,062
Entergy Corp. 2.500% 12/06/18 (b)	6,000,000	5,969,019
FMC Tech, Inc. 2.418% 10/17/18 (b)	6,000,000	5,992,254
HP, Inc. 2.673% 10/15/18 (b)	6,000,000	5,993,820
Keurig Dr Pepper, Inc. 2.410% 10/30/18 (b)	6,000,000	5,987,019
Marriott International 2.504% 11/13/18 (b)	6,000,000	5,981,086
Michelin Luxembourg SCS 2.499% 12/17/18 (b)	6,000,000	5,965,693
Nasdaq, Inc. 2.389% 10/24/18 (b)	6,000,000	5,989,570
Northrop Grumman Corp. 2.346% 10/03/18	6,000,000	5,998,036
Nutrien Ltd. 2.444% 10/29/18 (b)	6,000,000	5,985,838
Spectra Energy Partners
2.398% 00418, 10/10/18 (b)	2,800,000	2,797,731
2.539% 02095, 10/22/18 (b)	2,100,000	2,096,576
2.540% 02095, 10/23/18 (b)	1,100,000	1,098,131
Suncor Energy, Inc. 2.602% 12/18/18 (b)	6,000,000	5,965,210
Telus Corp. 2.602% 11/01/18 (b)	6,000,000	5,986,094
Thomson Reuters Corp. 2.439% 10/02/18 (b)	6,000,000	5,998,385
Transcanada Pipelines Ltd. 2.357% 10/15/18 (b)	6,000,000	5,993,064
Walgreens Boots Alliance, Inc. 2.336% 10/04/18	6,000,000	5,997,606
WPP CP LLC 2.806% 10/02/18 (b)	1,400,000	1,399,630

		124,188,833

TOTAL SHORT-TERM INVESTMENTS (Cost $124,218,446)		124,188,833

TOTAL INVESTMENTS — 167.6% (Cost $663,572,287) (h)		660,186,553

Other Assets/(Liabilities) — (67.6)%		(266,178,643)

NET ASSETS — 100.0%		$394,007,910

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2018.

(b)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $261,316,908 or 66.32% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)

Restricted security. Certain securities are restricted as to resale. At September 30, 2018, these securities amounted to a value of $1,555,725 or 0.39% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)	All or portion of this security is pledged as collateral for open reverse repurchase agreements. (Note 2).
(f)	All or a portion of this security is held as collateral for open swap agreements. (Note 2).
(g)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts at September 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	11,240,000	USD	11,240,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$561,913	$385,661	$(176,252)
Credit Suisse International	6,310,000	USD	6,310,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	302,881	241,919	(60,962)

							864,794	627,580	(237,214)

Put
Barclays Bank PLC	22,880,000	USD	22,880,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$1,143,840	$1,329,961	$186,121
Credit Suisse International	12,590,000	USD	12,590,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	603,061	663,790	60,729

							1,746,901	1,993,751	246,850

							$2,611,695	$2,621,331	$9,636

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Futures contracts at September 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	12/19/18	3	$433,321	$(11,821)
U.S. Treasury Note 10 Year	12/19/18	19	2,258,088	(1,244)
U.S. Treasury Ultra Bond	12/19/18	2	314,038	(5,475)
U.S. Treasury Note 5 Year	12/31/18	5	567,085	(4,702)

				$(23,242)

Short
U.S. Treasury Note 2 Year	12/31/18	65	$(13,744,676)	$46,942

Swap agreements at September 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	450,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(53,347)	$278	$(53,069)
Goldman Sachs International	USD	890,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(27,885)	(77,074)	(104,959)
Goldman Sachs International	USD	330,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(12,478)	(26,439)	(38,917)
JP Morgan Chase Bank N.A.	USD	690,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(82,223)	849	(81,374)

							$(175,933)	$(102,386)	$(278,319)

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	24,300,000	7/02/20	Quarterly/ Semi-Annually	3-Month USD-LIBOR-BBA	Fixed 2.775%	$(73,412)	$-	$(73,412)

OTC Swaps
Bank of America N.A.	USD	8,500,000	11/20/19	Pay at maturity	2.012%	U.S. Consumer Price Index	$71,065	$-	$71,065
Bank of America N.A.	USD	8,500,000	1/11/20	Pay at maturity	2.057%	U.S. Consumer Price Index	54,198	-	54,198
Bank of America N.A.	USD	5,300,000	1/19/20	Pay at maturity	2.095%	U.S. Consumer Price Index	28,701	-	28,701
Bank of America N.A.	USD	27,600,000	10/01/20	Pay at maturity	2.314%	U.S. Consumer Price Index	746	-	746
JP Morgan Chase Bank N.A.	USD	17,000,000	12/20/19	Pay at maturity	1.910%	U.S. Consumer Price Index	160,504	-	160,504

							$315,214	$-	$315,214

The accompanying notes are an integral part of the portfolio of investments.

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Collateral for swap agreements held by Goldman Sachs International and Credit Suisse International amounted to $259,378 and $167,230 in securities, respectively, at September 30, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Reverse Repurchase agreements at September 30, 2018:

Description	Value	Value Including Accrued Interest
Agreement with BNP Paribas SA, dated 8/03/18, 2.240%, to be repurchased on demand until 11/02/18 at value plus accrued interest.	$58,268,750	$58,482,661
Agreement with Daiwa Securities, dated 7/10/18, 2.200%, to be repurchased on demand until 10/10/18 at value plus accrued interest.	57,797,500	58,090,663
Agreement with Goldman Sachs & Co., dated 9/21/18, 2.380%, to be repurchased on demand until 11/20/18 at value plus accrued interest.	33,536,458	33,558,629
Agreement with HSBC Bank USA, dated 7/17/18, 2.200%, to be repurchased on demand until 10/17/18 at value plus accrued interest.	21,970,625	22,072,666
Agreement with HSBC Bank USA, dated 9/20/18, 2.340%, to be repurchased on demand until 12/05/18 at value plus accrued interest.	61,697,500	61,741,614
Agreement with Morgan Stanley & Co. LLC, dated 9/19/18, 2.370%, to be repurchased on demand until 11/02/18 at value plus accrued interest.	33,363,750	33,390,107

	$266,634,583	$267,336,340

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 3 mo. USD LIBOR + 3.165%, 5.100% VRN 1/15/53	95,000	$2,375,000

TOTAL PREFERRED STOCK (Cost $2,375,000)		2,375,000

TOTAL EQUITIES (Cost $2,375,000)		2,375,000

	Principal Amount
BONDS & NOTES — 98.1%

CORPORATE DEBT — 37.8%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,205,000	1,232,394

Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	350,000	412,885

Agriculture — 0.4%
Bunge Ltd. Finance Corp.
3.250% 8/15/26	1,824,000	1,650,516
4.350% 3/15/24	1,910,000	1,890,987
Reynolds American, Inc. 5.850% 8/15/45	1,085,000	1,179,912

		4,721,415

Airlines — 1.0%
American Airlines Group, Inc. 5.500% 10/01/19 (a)	8,351,000	8,465,826
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	191,813	190,586
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.100% 10/01/29	1,688,967	1,682,633
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.600% 9/01/27	565,000	563,889
WestJet Airlines Ltd. 3.500% 6/16/21 (a)	735,000	723,040

		11,625,974

Auto Manufacturers — 0.9%
Ford Motor Co. 5.291% 12/08/46	530,000	472,049

	Principal Amount	Value
Ford Motor Credit Co. LLC
4.140% 2/15/23	$2,760,000	$2,714,908
4.375% 8/06/23	340,000	336,142
General Motors Co.
4.200% 10/01/27	1,315,000	1,240,428
5.150% 4/01/38	800,000	744,064
General Motors Financial Co., Inc.
3.500% 11/07/24	3,200,000	3,016,750
4.150% 6/19/23	1,410,000	1,404,361

		9,928,702

Auto Parts & Equipment — 0.0%
Lear Corp. 5.375% 3/15/24	535,000	550,042

Banks — 5.3%
Associated Banc-Corp. 4.250% 1/15/25	2,991,000	2,975,798
Banco Santander SA 4.250% 4/11/27	1,800,000	1,700,023
Bank of America Corp.
4.183% 11/25/27	2,515,000	2,454,720
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,122,679
6.110% 1/29/37	1,550,000	1,782,577
7.750% 5/14/38	400,000	539,908
Bank of Montreal 3.803% VRN 12/15/32 (b)	1,505,000	1,406,182
The Bank of Nova Scotia
4.500% 12/16/25	1,295,000	1,295,625
4.650% VRN 12/31/99 (b) (c)	2,575,000	2,415,672
Barclays PLC 3.695% FRN 5/16/24 (b)	2,085,000	2,074,090
4.337% 1/10/28	1,720,000	1,627,699
CIT Group, Inc. 4.750% 2/16/24	2,100,000	2,105,145
Citigroup, Inc. 4.125% 7/25/28	2,975,000	2,874,243
Credit Suisse AG 6.500% 8/08/23 (a)	2,050,000	2,188,580
Credit Suisse Group AG
3.869% VRN 1/12/29 (a) (b)	910,000	855,697
4.282% 1/09/28 (a)	1,325,000	1,288,672
Deutsche Bank AG 3.150% 1/22/21	1,805,000	1,763,853
Discover Bank 4.682% VRN 8/09/28 (b)	2,905,000	2,875,137
First Republic Bank 4.375% 8/01/46	4,360,000	4,049,177
Fulton Financial Corp. 3.600% 3/16/22	1,565,000	1,531,286
The Goldman Sachs Group, Inc.
3.814% VRN 4/23/29 (b)	1,560,000	1,488,100

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
5.950% 1/15/27	$1,410,000	$1,541,885
6.750% 10/01/37	1,145,000	1,377,384
HSBC Holdings PLC
4.250% 3/14/24	1,225,000	1,218,497
4.583% VRN 6/19/29 (b)	1,535,000	1,535,024
ING Groep NV 4.100% 10/02/23	2,060,000	2,061,535
JP Morgan Chase & Co.
3.625% 12/01/27	1,235,000	1,164,743
5.600% 7/15/41	1,125,000	1,298,568
Morgan Stanley 4.350% 9/08/26	3,500,000	3,472,999
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (a)	3,010,000	2,938,482
Valley National Bancorp 5.125% 9/27/23	1,530,000	1,575,107
Wells Fargo & Co.
5.375% 11/02/43	909,000	976,569
5.606% 1/15/44	665,000	734,579

		60,310,235

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	3,825,000	3,868,303
Molson Coors Brewing Co.
4.200% 7/15/46	1,724,000	1,527,544
5.000% 5/01/42	360,000	356,948

		5,752,795

Biotechnology — 0.3%
Amgen, Inc. 5.150% 11/15/41	475,000	503,411
Celgene Corp.
3.450% 11/15/27	2,525,000	2,357,180
4.350% 11/15/47	1,230,000	1,101,083

		3,961,674

Building Materials — 0.7%
CRH America Finance, Inc. 3.950% 4/04/28 (a)	1,950,000	1,889,383
Standard Industries, Inc.
5.000% 2/15/27 (a)	3,037,000	2,858,576
5.375% 11/15/24 (a)	1,636,000	1,633,955
5.500% 2/15/23 (a)	1,238,000	1,251,927

		7,633,841

Chemicals — 1.0%
Ashland, Inc. 6.875% 5/15/43	302,000	309,550
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	1,160,000	1,189,804
The Mosaic Co. 4.050% 11/15/27	1,805,000	1,746,187
RPM International, Inc. 3.750% 3/15/27	725,000	688,952

	Principal Amount	Value
The Sherwin-Williams Co. 4.500% 6/01/47	$700,000	$673,252
Syngenta Finance NV
3.698% 4/24/20 (a)	1,870,000	1,865,757
4.441% 4/24/23 (a)	2,315,000	2,300,886
Yara International ASA 4.750% 6/01/28 (a)	2,100,000	2,114,146

		10,888,534

Commercial Services — 0.4%
The ADT Security Corp. 6.250% 10/15/21	4,613,000	4,839,083
ERAC USA Finance LLC 6.700% 6/01/34 (a)	125,000	149,671

		4,988,754

Computers — 0.6%
Dell International LLC/EMC Corp. 6.020% 6/15/26 (a)	487,000	520,521
Leidos Holdings, Inc. 4.450% 12/01/20	5,665,000	5,730,148

		6,250,669

Diversified Financial Services — 3.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/23/23	2,405,000	2,317,131
3.875% 1/23/28	4,660,000	4,325,957
4.500% 5/15/21	1,810,000	1,838,089
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,080,000	1,988,264
Aircastle Ltd.
4.400% 9/25/23	970,000	970,130
5.000% 4/01/23	1,750,000	1,797,322
Ally Financial, Inc. 3.250% 11/05/18	3,060,000	3,058,776
Antares Holdings LP 6.000% 8/15/23 (a)	2,945,000	2,956,592
Ares Finance Co. LLC 4.000% 10/08/24 (a)	2,080,000	1,966,877
Discover Financial Services 4.100% 2/09/27	1,750,000	1,672,810
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	1,035,000	974,095
Genpact Luxembourg Sarl 3.700% 4/01/22	2,400,000	2,343,484
High Street Funding Trust I 4.111% 2/15/28 (a)	3,075,000	2,999,048
Lazard Group LLC
3.625% 3/01/27	1,253,000	1,168,521
4.500% 9/19/28	755,000	742,592
Legg Mason, Inc. 5.625% 1/15/44	1,195,000	1,208,792

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% 3/15/27 (a)	$1,150,000	$1,142,637

		33,471,117

Electric — 2.1%
The Cleveland Electric Illuminating Co. 3.500% 4/01/28 (a)	945,000	891,319
Duke Energy Corp. 3.750% 9/01/46	1,235,000	1,085,263
EDP Finance BV 3.625% 7/15/24 (a)	2,665,000	2,544,113
Entergy Louisiana LLC 4.950% 1/15/45	1,005,000	1,011,375
Infraestructura Energetica Nova SAB de CV 3.750% 1/14/28 (a)	820,000	733,900
IPALCO Enterprises, Inc.
3.450% 7/15/20	4,160,000	4,140,282
3.700% 9/01/24	1,060,000	1,028,134
Israel Electric Corp. Ltd.
4.250% 8/14/28 (a)	2,450,000	2,324,462
7.250% 1/15/19 (a)	417,000	420,907
Nevada Power Co., Series N, 6.650% 4/01/36	550,000	695,230
Oncor Electric Delivery Co. 7.500% 9/01/38	495,000	695,608
Pacific Gas & Electric Co. 5.800% 3/01/37	543,000	605,712
Pennsylvania Electric Co. 4.150% 4/15/25 (a)	1,860,000	1,855,292
Progress Energy, Inc. 7.000% 10/30/31	485,000	604,859
Puget Energy, Inc. 6.500% 12/15/20	1,580,000	1,673,991
Tri-State Pass-Through Trust, Series 2003, Class B, 7.144% 7/31/33 (a)	480,000	544,161
Virginia Electric and Power Co. 6.350% 11/30/37	640,000	803,111
Xcel Energy, Inc. 6.500% 7/01/36	1,435,000	1,818,701

		23,476,420

Electronics — 0.3%
Arrow Electronics, Inc.
3.250% 9/08/24	965,000	912,084
3.875% 1/12/28	985,000	917,499
Ingram Micro, Inc. 5.450% STEP 12/15/24	1,288,000	1,268,837
Tyco Electronics Group SA 7.125% 10/01/37	335,000	444,810

		3,543,230

	Principal Amount	Value
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd. 4.000% 1/14/25	$1,250,000	$1,158,281

Gas — 0.3%
NiSource, Inc. 5.800% 2/01/42	950,000	1,048,453
Spire, Inc. 4.700% 8/15/44	1,840,000	1,830,454

		2,878,907

Health Care – Products — 0.1%
Becton Dickinson & Co. 4.685% 12/15/44	825,000	813,453

Health Care – Services — 0.3%
Advocate Health & Hospitals Corp. 3.829% 8/15/28	965,000	973,432
Humana, Inc.
3.950% 3/15/27	1,660,000	1,631,615
4.800% 3/15/47	830,000	846,539

		3,451,586

Home Builders — 0.4%
Lennar Corp.
4.500% 11/15/19	3,390,000	3,415,425
4.750% 5/30/25	1,230,000	1,199,250

		4,614,675

Household Products & Wares — 0.0%
Church & Dwight Co., Inc. 3.150% 8/01/27	520,000	481,485

Insurance — 3.4%
The Allstate Corp. 3 mo. USD LIBOR + 2.938% 5.750% VRN 8/15/53	3,410,000	3,512,300
American International Group, Inc.
4.200% 4/01/28	1,525,000	1,508,953
4.500% 7/16/44	1,175,000	1,108,944
4.750% 4/01/48	505,000	496,447
5.750% VRN 4/01/48 (b)	2,285,000	2,219,306
AmTrust Financial Services, Inc. 6.125% 8/15/23	3,030,000	2,937,003
Arch Capital Group US, Inc. 5.144% 11/01/43	1,040,000	1,102,023
The Athene Holding Ltd. 4.125% 1/12/28	5,070,000	4,736,893
AXIS Specialty Finance PLC 4.000% 12/06/27	2,500,000	2,364,789
CNA Financial Corp. 3.450% 8/15/27	1,115,000	1,032,402
CNO Financial Group, Inc.
4.500% 5/30/20	1,602,000	1,618,020
5.250% 5/30/25	2,321,000	2,373,223
Enstar Group Ltd. 4.500% 3/10/22	920,000	924,033

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Progressive Corp. 5.375% VRN 12/31/99 (b) (c)	$1,175,000	$1,172,063
Prudential Financial, Inc. 5.700% VRN 9/15/48 (b)	2,440,000	2,431,655
Trinity Acquisition PLC 4.400% 3/15/26	445,000	442,756
USF&G Capital I 8.500% 12/15/45 (a)	885,000	1,218,305
Voya Financial, Inc. 4.700% VRN 1/23/48 (a) (b)	1,080,000	961,200
Willis North America, Inc.
4.500% 9/15/28	2,465,000	2,464,303
7.000% 9/29/19	566,000	585,356
XLIT Ltd. 4.450% 3/31/25	3,525,000	3,492,159

		38,702,133

Internet — 0.2%
Amazon.com, Inc. 4.050% 8/22/47	1,840,000	1,812,526

Investment Companies — 1.1%
Ares Capital Corp.
3.500% 2/10/23	3,100,000	2,962,266
3.875% 1/15/20	3,090,000	3,102,235
BlackRock TCP Capital Corp. 4.125% 8/11/22	2,870,000	2,725,035
FS Investment Corp. 4.000% 7/15/19	3,095,000	3,106,575

		11,896,111

Iron & Steel — 0.8%
ArcelorMittal
5.125% 6/01/20	2,165,000	2,217,217
5.250% STEP 8/05/20	2,034,000	2,093,946
6.250% STEP 2/25/22	1,201,000	1,288,073
Vale Overseas Ltd. 5.875% 6/10/21	2,825,000	2,972,804
6.875% 11/21/36	630,000	731,556

		9,303,596

Lodging — 0.1%
MGM Resorts International 6.625% 12/15/21	1,103,000	1,169,180

Machinery – Diversified — 0.3%
CNH Industrial Capital LLC 3.875% 10/15/21	3,280,000	3,270,826

Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/01/27 (a)	1,275,000	1,208,062
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,285,000	1,381,354

	Principal Amount	Value
Comcast Corp.
3.400% 7/15/46	$645,000	$521,872
6.950% 8/15/37	515,000	636,046
Discovery Communications LLC
3.950% 3/20/28	1,550,000	1,472,424
5.000% 9/20/37	995,000	970,205
Grupo Televisa SAB 6.625% 3/18/25	1,075,000	1,212,761
Time Warner Cable, Inc.
6.750% 6/15/39	985,000	1,074,237
8.250% 4/01/19	75,000	76,917
8.750% 2/14/19	325,000	331,715
Warner Media LLC 6.250% 3/29/41	210,000	227,076

		9,112,669

Mining — 0.8%
Glencore Finance Canada Ltd. 5.550% STEP 10/25/42 (a)	894,000	881,940
Glencore Funding LLC
3.875% 10/27/27 (a)	975,000	903,850
4.625% 4/29/24 (a)	2,365,000	2,379,497
Kinross Gold Corp.
4.500% 7/15/27	1,020,000	911,676
5.125% 9/01/21	3,495,000	3,591,113

		8,668,076

Miscellaneous – Manufacturing — 0.1%
General Electric Co.
4.125% 10/09/42	1,430,000	1,275,455
6.875% 1/10/39	298,000	372,207

		1,647,662

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.
3.875% STEP 9/15/20	845,000	833,381
3.875% STEP 10/01/21	3,005,000	2,866,019

		3,699,400

Oil & Gas — 2.6%
Anadarko Petroleum Corp. 6.600% 3/15/46	1,258,000	1,479,400
Andeavor 4.500% 4/01/48	510,000	475,369
Antero Resources Corp. 5.375% 11/01/21	3,409,000	3,452,635
Cenovus Energy, Inc.
3.000% 8/15/22	1,275,000	1,221,373
4.250% 4/15/27	1,875,000	1,812,469
6.750% 11/15/39	550,000	620,252
Continental Resources, Inc. 4.375% 1/15/28	1,573,000	1,561,242
Diamondback Energy, Inc. 4.750% 11/01/24 (a)	2,196,000	2,198,745

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Encana Corp. 6.500% 2/01/38	$545,000	$638,758
EQT Corp. 3.900% 10/01/27	4,085,000	3,827,694
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	935,000	956,166
Marathon Petroleum Corp. 6.500% 3/01/41	1,120,000	1,310,589
Nabors Industries, Inc. 5.500% 1/15/23	1,415,000	1,389,967
Newfield Exploration Co. 5.750% 1/30/22	1,200,000	1,255,500
Patterson-UTI Energy, Inc. 3.950% 2/01/28	880,000	814,173
PBF Holding Co. LLC/PBF Finance Corp. 7.000% 11/15/23	1,175,000	1,222,000
Petroleos Mexicanos
3.500% 1/30/23	675,000	639,900
4.625% 9/21/23	575,000	569,825
5.350% 2/12/28 (a)	1,165,000	1,098,013
5.500% 1/21/21	1,190,000	1,227,973
6.375% 1/23/45	595,000	550,970
6.500% 3/13/27	585,000	597,578
6.625% 6/15/35	140,000	139,090

		29,059,681

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 3.950% 12/01/42	1,451,000	1,258,675

Packaging & Containers — 0.4%
Amcor Finance USA, Inc. 3.625% 4/28/26 (a)	3,105,000	2,937,900
The WestRock MWV LLC 7.550% 3/01/47	1,000,000	1,282,425

		4,220,325

Pharmaceuticals — 1.6%
AbbVie, Inc. 4.700% 5/14/45	1,060,000	1,018,430
Allergan Funding SCS 4.750% 3/15/45	1,270,000	1,234,751
Bayer US Finance II LLC
4.400% 7/15/44 (a)	650,000	578,254
4.625% 6/25/38 (a)	1,200,000	1,148,869
CVS Health Corp.
5.050% 3/25/48	1,455,000	1,488,238
6.125% 9/15/39	560,000	635,532
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,146,600	1,228,730
7.507% 1/10/32 (a)	1,007,816	1,170,789

	Principal Amount	Value
Express Scripts Holding Co.
4.500% 2/25/26	$1,180,000	$1,190,570
4.800% 7/15/46	1,180,000	1,151,668
McKesson Corp. 6.000% 3/01/41	550,000	605,894
Mylan, Inc. 3.125% 1/15/23 (a)	618,000	589,349
Teva Pharmaceutical Finance IV LLC 2.250% 3/18/20	1,300,000	1,261,527
Teva Pharmaceutical Finance Netherlands III BV
1.700% 7/19/19	315,000	309,877
2.200% 7/21/21	4,043,000	3,799,207
4.100% 10/01/46	460,000	335,362

		17,747,047

Pipelines — 2.5%
Andeavor Logistics LP 6.875% VRN 12/31/99 (b) (c)	1,775,000	1,782,987
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	652,000	669,930
Energy Transfer Equity LP
5.875% 1/15/24	1,150,000	1,210,375
7.500% 10/15/20	1,125,000	1,203,750
Energy Transfer Partners LP
4.200% 4/15/27	1,085,000	1,048,006
6.125% 12/15/45	800,000	853,321
6.250% VRN 12/31/99 (b) (c)	2,370,000	2,281,125
EnLink Midstream Partners LP
4.150% 6/01/25	2,075,000	1,967,542
4.850% 7/15/26	951,000	922,008
Enterprise Products Operating LLC 5.375% VRN 2/15/78 (b)	1,205,000	1,116,025
EQT Midstream Partners LP 4.750% 7/15/23	2,925,000	2,968,241
Kinder Morgan Energy Partners LP
6.375% 3/01/41	376,000	428,666
6.500% 2/01/37	150,000	168,252
6.550% 9/15/40	500,000	572,558
6.950% 1/15/38	175,000	212,131
MPLX LP
4.500% 4/15/38	1,195,000	1,126,282
5.200% 3/01/47	245,000	245,492
5.500% 2/15/23	912,000	930,516
Phillips 66 Partners LP 4.680% 2/15/45	178,000	168,687
Plains All American Pipeline LP 6.125% VRN 12/31/99 (b) (c)	2,345,000	2,283,444
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	1,360,000	1,358,616
4.700% 6/15/44	675,000	607,949

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sabine Pass Liquefaction LLC 4.200% 3/15/28	$1,585,000	$1,537,565
Sunoco Logistics Partners Operations LP
4.000% 10/01/27	1,375,000	1,305,462
5.300% 4/01/44	525,000	503,242
Western Gas Partners LP 4.500% 3/01/28	655,000	628,304

		28,100,476

Private Equity — 0.3%
Hercules Capital, Inc. 4.625% 10/23/22	2,910,000	2,800,475
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250% 2/01/22	1,125,000	1,153,125

		3,953,600

Real Estate Investment Trusts (REITS) — 1.2%
American Tower Corp. 4.400% 2/15/26	860,000	860,994
American Tower Trust #1 3.652% 3/23/48 (a)	1,910,000	1,873,374
Crown Castle International Corp. 4.000% 3/01/27	790,000	765,432
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,265,000	1,179,944
Host Hotels & Resorts LP 3.875% 4/01/24	1,675,000	1,635,893
Kimco Realty Corp. 3.300% 2/01/25	960,000	910,865
Mid-America Apartments LP 3.600% 6/01/27	1,115,000	1,062,351
National Retail Properties, Inc. 4.300% 10/15/28	810,000	803,888
SBA Tower Trust
2.877% 7/10/46 (a)	1,200,000	1,179,871
3.156% 10/10/45 (a)	1,200,000	1,191,000
3.168% 4/09/47 (a)	1,930,000	1,892,477
Weingarten Realty Investors 3.250% 8/15/26	535,000	491,466

		13,847,555

Retail — 0.5%
Dollar Tree, Inc. 4.200% 5/15/28	1,915,000	1,859,998
El Puerto de Liverpool SAB de CV 3.950% 10/02/24 (a)	2,620,000	2,511,951
The Home Depot, Inc. 5.950% 4/01/41	600,000	746,967
QVC, Inc. 5.125% 7/02/22	545,000	552,114

		5,671,030

	Principal Amount	Value
Semiconductors — 0.1%
Microchip Technology, Inc. 3.922% 6/01/21 (a)	$985,000	$979,229

Software — 0.2%
Microsoft Corp. 4.450% 11/03/45	2,064,000	2,210,270

Telecommunications — 1.8%
AT&T, Inc.
3.400% 5/15/25	1,075,000	1,023,474
4.750% 5/15/46	2,580,000	2,357,181
5.250% 3/01/37	648,000	645,829
CenturyLink, Inc. 6.150% 9/15/19	560,000	570,500
Cisco Systems, Inc. 5.500% 1/15/40	345,000	411,398
Crown Castle Towers LLC
3.222% 5/15/42 (a)	1,700,000	1,663,008
4.241% 7/15/48 (a)	1,750,000	1,766,048
Embarq Corp. 7.995% 6/01/36	145,000	145,000
Ericsson LM 4.125% 5/15/22	3,075,000	3,055,544
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,125,000	1,147,500
Sprint Communications, Inc. 9.250% 4/15/22	2,550,000	2,894,250
Telecom Italia SpA 5.303% 5/30/24 (a)	605,000	589,119
Telefonica Emisiones SAU 4.665% 3/06/38	1,105,000	1,038,145
Turk Telekomunikasyon AS 3.750% 6/19/19 (a)	240,000	232,881
Verizon Communications, Inc.
4.862% 8/21/46	1,278,000	1,274,824
6.550% 9/15/43	885,000	1,076,508

		19,891,209

Transportation — 0.2%
Autoridad del Canal de Panama 4.950% 7/29/35 (a)	1,050,000	1,084,125
Burlington Northern Santa Fe LLC 6.150% 5/01/37	720,000	882,836
Pacific National Finance Pty Ltd. 4.625% 9/23/20 (a)	610,000	616,847

		2,583,808

Trucking & Leasing — 0.6%
DAE Funding LLC 4.000% 8/01/20 (a)	1,049,000	1,037,199
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (a)	1,550,000	1,513,186
5.250% 8/15/22 (a)	4,440,000	4,478,850

		7,029,235

TOTAL CORPORATE DEBT (Cost $433,736,787)		427,981,387

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.7%
JobsOhio Beverage System Series B 4.532% 1/01/35	$3,950,000	$4,177,836
New York City Water & Sewer System 5.882% 6/15/44	105,000	133,199
Orange County Local Transportation Authority BAB 6.908% 2/15/41	1,350,000	1,776,397
Panhandle-Plains Student Finance Corp., Series 2001-A2, 3.170% FRN 12/01/31 (b)	500,000	496,370
State of California BAB
7.550% 4/01/39	120,000	175,150
7.600% 11/01/40	1,115,000	1,657,157

		8,416,109

TOTAL MUNICIPAL OBLIGATIONS (Cost $8,179,059)		8,416,109

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.3%
Automobile ABS — 1.9%
First Investors Auto Owner Trust, Series 2016-2A, Class B 2.210% 7/15/22 (a)	2,990,000
		2,947,347
Hertz Vehicle Financing II LP
Series 2018-1A, Class A, 3.290% 2/25/24 (a)	7,680,000	7,469,116
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	3,810,000	3,701,712
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	2,166,300	2,160,678
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700% 3.858% FRN 7/15/20 (a)	67,672	67,821
Oscar US Funding Trust V, Series 2016-2A, Class A4 2.990% 12/15/23 (a)	4,000,000	3,963,100
Oscar US Funding Trust VI, Series 2017-1A, Class A4 3.300% 5/10/24 (a)	950,000	945,326

		21,255,100

Commercial MBS — 2.5%
Aventura Mall Trust, Series 2018-AVM, Class C, 4.112% VRN 7/05/40 (a) (b)	4,270,000	4,224,155
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (b)	2,250,000	2,244,906
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (b)	1,610,000	1,580,100

	Principal Amount	Value
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (b)	$1,370,000	$1,319,559
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, 5.513% VRN 1/12/45 (b)	467,438	466,283
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.658% FRN 7/15/35 (a) (b)	4,950,000	4,957,588
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	1,044,232
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,389,875
Series 2014-CR14, Class A4, 4.236% VRN 2/10/47 (b)	1,410,000	1,458,630
Series 2015-CR23, Class C, 4.394% VRN 5/10/48 (b)	1,000,000	981,795
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A 4.238% 1/10/34 (a)	995,000	1,020,310
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.928% VRN 7/10/38 (b)	857,147	866,130
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	488,000	508,831
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, 5.466% VRN 6/12/47 (b)	455,424	455,660
Morgan Stanley Capital I Trust
Series 2018-H3, Class B, 4.620% 7/15/51	760,000	772,977
Series 2011-C2, Class B, 5.200% VRN 6/15/44 (a) (b)	1,325,000	1,369,805
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.481% VRN 8/15/39 (b)	56,246	56,509
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	1,237,433	1,228,655
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class A1, 3.349% 11/15/43 (a)	63,074	63,277
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (b)	1,450,000	1,469,779
Series 2018-C45, Class B, 4.556% 6/15/51	400,000	408,337

		27,887,393

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 0.1%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.116% FRN 2/25/35	$541,680	$541,762
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + ..720% 2.936% FRN 3/25/35	211,053	212,662

		754,424

Other ABS — 14.4%
321 Henderson Receivables LLC
Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200% 2.358% FRN 3/15/42 (a)	537,082	505,443
Series 2015-1A, Class A, 3.260% 9/15/72 (a)	1,158,235	1,106,838
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725% 3.941% FRN 1/25/35	218,523	216,936
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 3.819% FRN 10/15/28 (a)	2,620,000	2,633,540
Alterna Funding II LLC, Series 2015-1A, Class A 2.500% 2/15/24 (a)	197,090	196,905
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460% 3.808% FRN 10/20/28 (a)	770,000	770,145
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	1,847,750	1,853,771
ASSURANT CLO III Ltd., Series 2018-2A, Class C, 4.409% FRN 10/20/31 (a) (b)	820,000	818,336
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120% 3.453% FRN 1/18/25 (a)	737,401	737,477
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250% 3.598% FRN 7/20/30 (a)	1,990,000	1,992,060
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	617,492	617,492
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	923,800	902,424

	Principal Amount	Value
CAL Funding III Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	$1,520,000	$1,519,829
Capital Automotive REIT
Series 2014-1A, Class A, 3.660% 10/15/44 (a)	900,000	866,036
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	985,833	973,435
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1R, 3 mo. USD LIBOR + 1.220% 3.539% FRN 8/14/30 (a)	4,000,000	4,005,844
Series 2015-3A, Class CR, 5.189% FRN 7/28/28 (a) (b)	330,000	329,987
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	1,679,391	1,674,637
CBAM Ltd., Series 2017-3A, Class A, 3.566% FRN 10/17/29 (a) (b)	3,510,000	3,512,875
CIFC Funding V Ltd., Series 2017-5A, Class A1, 3.516% FRN 11/16/30 (a) (b)	2,330,000	2,330,713
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3.548% FRN 10/20/30 (a) (b)	2,040,000	2,043,401
Consumer Installment Loan Trust, Series 2016-LD1, Class A 3.960% 7/15/22 (a)	55,911	55,907
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.676% FRN 9/25/34	54,696	54,624
Cronos Containers Program I Ltd., Series 2014-2A, Class A 3.270% 11/18/29 (a)	344,444	338,505
Diamond Resorts Owner Trust
Series 2014-1, Class A, 2.540% 5/20/27 (a)	186,733	186,634
Series 2015-1, Class A, 2.730% 7/20/27 (a)	376,194	376,154
Series 2015-2, Class A, 2.990% 5/22/28 (a)	408,320	406,664
Series 2016-1, Class A, 3.080% 11/20/28 (a)	1,839,664	1,795,013
Series 2018-1, Class A, 3.700% 1/21/31 (a)	1,865,498	1,856,102
Domino’s Pizza Master Issuer LLC
Series 2018-1A, Class A2I, 4.116% 7/25/48 (a)	1,546,125	1,536,831
Series 2017-1A, Class A23, 4.118% 7/25/47 (a)	772,200	760,689

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-1A, Class A2II, 4.474% 10/25/45 (a)	$3,030,250	$3,048,965
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 1.950% 11/25/39 (a)	83,333	83,145
Drug Royalty Corp., Inc.
Series 2014-1, Class A2, 3.484% 7/15/23 (a)	186,084	185,366
Series 2012-1, Class A2, 5.800% 7/15/24 (a)	27,692	27,664
Eaton Vance CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 4.200% FRN 10/15/30 (a) (d)	1,700,000	1,700,000
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A 2.730% 4/25/28 (a)	1,346,222	1,317,292
Element Rail Leasing II LLC
Series 2015-1A, Class A1, 2.707% 2/19/45 (a)	365,350	359,414
Series 2016-1A, Class A1, 3.968% 3/19/46 (a)	1,061,215	1,065,712
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	487,913	475,251
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 4.212% 10/15/42 (a)	1,912,048	1,910,820
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.348% FRN 4/20/31 (a) (b)	3,000,000	2,987,514
Global SC Finance II SRL, Series 2014-1A, Class A1 3.190% 7/17/29 (a)	291,667	285,586
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	1,599,429	1,577,954
Goldentree Loan Management US CLO Ltd., Series 2017-2A, Class A, 3.498% FRN 11/28/30 (a) (b)	1,950,000	1,952,494
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	2,370,093	2,283,493
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	1,113,901	1,104,086
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	2,851,599	2,838,648
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 2.861% FRN 4/25/35	66,913	66,794
Helios Issuer LLC, Series 2017-1A, Class A 4.940% 9/20/49 (a)	1,623,032	1,655,493

	Principal Amount	Value
Hercules Capital Funding Trust, Series 2014-1A, Class A 3.524% 4/16/21 (a)	$27,188	$27,188
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	1,297,194	1,251,922
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	1,418,603	1,361,608
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	419,263	410,383
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	1,450,275	1,423,146
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	337,054	339,042
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	2,519,404	2,574,046
Highbridge Loan Management Ltd., Series 12A-18, Class B, 4.222% FRN 7/18/31 (a) (b)	1,200,000	1,191,358
Hilton Grand Vacations Trust
Series 2013-A, Class A, 2.280% 1/25/26 (a)	399,113	396,797
Series 2018-AA, Class C, 4.000% VRN 2/25/32 (a) (b)	420,000	419,857
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 4.300% 1/15/42 (a)	2,526,250	2,527,881
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400% 3.748% FRN 10/20/29 (a)	3,030,000	3,041,711
Lendmark Funding Trust
Series 2017-1A, Class A, 2.830% 12/22/25 (a)	1,270,000	1,262,717
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	1,730,000	1,728,185
Madison Park Funding Ltd., 3.186% FRN 4/15/19 (b) (d)	620,000	620,000
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class B, 3.937% FRN 7/15/30 (a) (b)	1,665,000	1,664,910
Marble Point CLO XI Ltd., Series 2017-2A, Class A, 3.513% FRN 12/18/30 (a) (b)	1,200,000	1,199,536
Marlette Funding Trust, Series 2017-2A, Class B 3.190% 7/15/24 (a)	1,000,000	997,952
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A 2.510% 5/20/30 (a)	138,767	138,283
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	922,203	907,754
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	436,485	432,697

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	$456,757	$460,010
MP CLO III Ltd., Series 2013-1A, Class AR, 3.598% FRN 10/20/30 (a) (b)	1,750,000	1,750,889
MVW Owner Trust
Series 2017-1A, Class A, 2.420% 12/20/34 (a)	393,859	380,800
Series 2015-1A, Class A, 2.520% 12/20/32 (a)	489,914	477,805
NP SPE II LLC, Series 2017-1A, Class A2 4.219% 10/21/47 (a)	2,260,000	2,242,544
NRZ Advance Receivables Trust
Series 2016-T3, Class AT3, 2.833% 10/16/51 (a)	10,600,000	10,307,872
Series 2016-T4, Class AT4, 3.107% 12/15/50 (a)	3,000,000	2,971,799
Orange Lake Timeshare Trust
Series 2014-AA, Class A, 2.290% 7/09/29 (a)	176,088	172,493
Series 2016-A, Class A, 2.610% 3/08/29 (a)	1,040,495	1,010,678
Series 2016-A, Class B, 2.910% 3/08/29 (a)	871,347	849,289
Oxford Finance Funding Trust
Series 2014-1A, Class A, 3.475% 12/15/22 (a)	176,932	177,005
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	1,347,217	1,338,320
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $1,270,000), 5.066% FRN 2/25/23 (a) (b) (e) (f)	1,270,000	1,284,695
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.662% FRN 2/20/30 (a)	700,000	703,256
RR 3 Ltd., Series 2018-3A, Class A1R2, 3.429% FRN 1/15/30 (a) (b)	2,450,000	2,446,533
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B 3.080% 9/20/32 (a)	153,116	151,601
SoFi Consumer Loan Program LLC, Series 2017-2, Class A 3.280% 2/25/26 (a)	1,805,308	1,800,750
Spirit Master Funding LLC, Series 2014-4A, Class A1 3.501% 1/20/45 (a)	996,562	995,130

	Principal Amount	Value
SpringCastle America Funding LLC, Series 2016-AA, Class A 3.050% 4/25/29 (a)	$966,453	$962,211
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 2.750% 11/15/49 (a)	4,490,000	4,462,244
Steele Creek CLO Ltd.
Series 2017-1A, Class A, 3.589% FRN 1/15/30 (a) (b)	660,000	660,835
Series 2018-2A, Class C, 4.573% FRN 8/18/31 (a) (b)	1,170,000	1,169,915
Structured Receivables Finance LLC, Series 2010-B, Class A 3.730% 8/15/36 (a)	221,429	214,370
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A 4.190% 1/15/71 (a)	2,015,599	1,898,450
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180% 3.516% FRN 10/17/26 (a)	2,900,000	2,900,945
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832% 5/25/46 (a)	2,462,500	2,465,086
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	2,332,249	2,353,362
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 3.817% FRN 10/13/29 (a)	2,150,000	2,156,198
THL Credit Wind River CLO Ltd., Series 2018-2A, Class B, 3.861% FRN 7/15/30 (a) (b)	1,150,000	1,148,779
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370% 3.718% FRN 4/20/27 (a)	1,750,000	1,750,600
Trinity Rail Leasing L.P., Series 2018-1A, Class A2 4.620% 6/17/48 (a)	2,420,000	2,439,627
Trip Rail Master Funding LLC
Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	501,671	493,972
Series 2017-1A, Class A2, 3.736% 8/15/47 (a)	810,000	798,190
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	3,093,743	3,027,172
Triton Container Finance VI LLC
Series 2017-1A, Class A, 3.520% 6/20/42 (a)	842,874	820,172

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-2A, Class A, 4.190% 6/22/43 (a)	$1,599,000	$1,595,793
Vivint Solar Financing V LLC, Series 2018-1A, Class B 7.370% 4/30/48 (a)	3,115,000	3,179,281
VSE VOI Mortgage LLC, Series 2016-A, Class A 2.540% 7/20/33 (a)	1,395,959	1,358,205
WAVE Trust
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	3,799,754	3,745,155
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,431,560	2,445,367
Wendy’s Funding LLC
Series 2015-1A, Class A2II, 4.080% 6/15/45 (a)	1,775,100	1,771,608
Series 2015-1A, Class A23, 4.497% 6/15/45 (a)	2,134,000	2,140,722
Westgate Resorts LLC, Series 2017-1A, Class A 3.050% 12/20/30 (a)	1,172,768	1,158,755
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	1,350,000	1,353,045

		163,809,439

Student Loans ABS — 12.8%
AccessLex Institute
Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	2,950,000	2,910,081
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.190% FRN 7/01/38	277,342	271,239
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 day ARS 0.000% FRN 1/25/47	900,000	707,795
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A4, 3 mo. USD LIBOR + .160% 2.546% FRN 3/28/35	1,324,454	1,307,989
DRB Prime Student Loan Trust
Series 2015-D, Class A2, 3.200% 1/25/40 (a)	695,887	693,805
Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900% 4.116% FRN 10/27/31 (a)	142,505	146,627
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.116% FRN 10/25/44 (a)	2,954,397	2,999,522

	Principal Amount	Value
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.216% FRN 4/25/40 (a)	$410,204	$421,569
Earnest Student Loan Program LLC
Series 2016-D, Class A2, 2.720% 1/25/41 (a)	1,222,340	1,197,921
Series 2016-B, Class A2, 3.020% 5/25/34 (a)	901,551	892,400
Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850% 4.066% FRN 10/27/36 (a)	1,394,198	1,426,977
ECMC Group Student Loan Trust
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.416% FRN 12/27/66 (a)	2,621,925	2,657,321
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.566% FRN 7/26/66 (a)	3,191,041	3,253,134
EdLinc Student Loan Funding, Series 2017-A, Class A (Acquired 12/22/17, Cost $ 3,773,575), 3.350% FRN 12/01/47 (a) (b) (e) (f)	3,283,038	3,246,469
Education Services of America
Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 6/25/48 (a)	1,200,000	1,126,570
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 10/25/56 (a)	1,100,000	1,042,876
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700% 6.035% FRN 4/25/46	625,000	656,465
Higher Education Funding I
Series 2004-1, Class B1, 28 day ARS 0.000% FRN 1/01/44 (a)	450,000	395,927
Series 2004-1, Class B2, 28 day ARS 0.000% FRN 1/01/44 (a)	450,000	383,920
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.691% FRN 9/27/35	220,282	219,775
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX 3.020% 8/25/42 (a)	1,011,144	979,253
Navient Private Education Loan Trust, Series 2018-BA, Class A2B, 2.878% FRN 12/15/59 (a) (b)	880,000	882,599
Navient Private Education Refi Loan Trust, Series 2018-CA, Class B 4.220% 6/16/42 (a)	1,530,000	1,529,152

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Student Loan Trust
Series 2016-1A, Class A, 1 mo. USD LIBOR + .700% 2.916% FRN 2/25/70 (a)	$2,602,906	$2,616,485
Series 2018-1A, Class A3, 2.936% FRN 3/25/67 (a) (b)	4,150,000	4,168,813
Series 2014-1, Class A4, 1 mo. USD LIBOR + .750% 2.966% FRN 2/25/39	3,000,000	2,966,522
Series 2017-5A, Class A, 3.016% FRN 7/26/66 (a) (b)	1,808,012	1,825,320
Series 2018-3A, Class A3, 3.016% FRN 3/25/67 (a) (b)	4,700,000	4,744,166
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.466% FRN 6/25/65 (a)	2,552,442	2,617,047
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.516% FRN 3/25/66 (a)	7,050,000	7,312,154
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 10/25/58	940,000	953,665
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 3.716% FRN 6/25/65 (a)	2,370,000	2,468,160
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B 3.600% 12/26/40 (a)	895,775	861,015
Nelnet Student Loan Trust
Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.466% FRN 3/23/37	1,013,834	1,006,600
Series 2005-4, Class A4A, 7 day ARS, 0.000% 2.594% FRN 3/22/32	325,000	317,093
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 2.623% FRN 6/25/41	772,585	708,912
Series 2013-5A, Class A, 1 mo. USD LIBOR + .630% 2.846% FRN 1/25/37 (a)	1,795,282	1,795,841
Series 2018-3A, Class A3, 2.966% FRN 9/27/66 (a) (b)	3,800,000	3,800,151
Series 2018-1A, Class A2, 2.976% FRN 5/25/66 (a) (b)	3,880,000	3,899,949
North Carolina State Education Assistance Authority, Series 2011-2, Class A3, 3 mo. USD LIBOR + .800% 3.135% FRN 7/25/36	1,600,000	1,606,911
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.166% FRN 11/25/65 (a)	2,735,609	2,771,104

	Principal Amount	Value
SLM Student Loan Trust
Series 2007-1, Class A6, 3 mo. USD LIBOR + .140% 2.475% FRN 1/27/42	$550,000	$531,520
Series 2005-3, Class B, 3 mo. USD LIBOR + .150% 2.485% FRN 4/25/40	961,926	881,309
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.485% FRN 3/25/44	5,310,000	5,110,884
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.545% FRN 10/25/40	2,326,076	2,205,330
Series 2005-6, Class B,, 3 mo. USD LIBOR + .290% 2.625% FRN 1/25/44	2,421,994	2,265,134
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 2.935% FRN 1/25/41	3,530,000	3,537,955
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.935% FRN 10/25/65 (a)	15,050,000	15,052,166
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.085% FRN 1/25/40	5,300,000	5,280,125
Series 2005-5, Class A5, 3 mo. USD LIBOR + .750% 3.085% FRN 10/25/40	1,056,000	1,052,200
Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 6/25/43	1,420,000	1,400,189
Series 2002-7, Class A11, 28 day ARS 4.080% FRN 3/15/28	568,000	568,000
Series 2002-7, Class A10, 28 day ARS 4.088% FRN 3/15/28	234,000	234,000
Series 2003-5, Class A7, 28 day ARS + 2.500% 4.490% FRN 6/17/30	250,000	250,000
Series 2002-7, Class B, 28 day ARS 5.073% FRN 12/15/39	3,950,000	3,893,474
Series 2003-2, Class A7, 28 day ARS 5.083% FRN 9/15/28	650,000	650,000
SMB Private Education Loan Trust
Series 2016-B, Class A2A, 2.430% 2/17/32 (a)	1,363,886	1,314,407
Series 2018-B, Class A2B, 2.878% FRN 1/15/37 (a) (b)	3,000,000	3,002,984

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC
Series 2015-A, Class RC (Acquired 4/19/17, Cost $3,376,500), 0.000% 3/25/33 (a) (e) (f)	$1,200	$1,282,500
Series 2018-A, Class R1 (Acquired 1/22/18, Cost $2,700,288), 0.000% 2/25/42 (a) (e) (f)	3,759,800	2,700,288
Series 2017-D, Class R1 (Acquired 7/19/17, Cost $2,653,222), 0.000% 9/25/40 (a) (e) (f)	4,688,500	2,953,755
Series 2018-B, Class R1 (Acquired 3/15/18 Cost $1,794,790), 0.000% 8/26/47 (a) (e) (f)	3,324,300	1,868,959
Series 2018-D, Class R1 (Acquired 9/20/18, Cost $1,709,271) 0.000% 2/25/48 (a) (e) (f) (g)	4,961,600	1,709,271
Series 2016-D, Class A2B, 2.340% 4/25/33 (a)	1,300,000	1,260,258
Series 2016-C, Class A2B, 2.360% 12/27/32 (a)	570,000	556,402
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.416% FRN 6/25/33 (a)	1,036,541	1,052,673
Series 2017-A, Class B, 3.440% VRN 3/26/40 (a) (b)	1,220,000	1,170,579
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 3.966% FRN 8/25/36 (a)	555,407	572,031
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (b)	990,000	933,252
South Carolina Student Loan Corp.
Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000% 3.104% FRN 1/03/33	1,800,000	1,811,124
Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500% 3.604% FRN 8/01/35	3,050,000	2,977,437
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850% 3.187% FRN 10/01/46	1,700,000	1,719,399

		145,586,899

WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.628% VRN 8/25/34 (b)	32,328	32,665
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.715% VRN 2/25/34 (b)	18,646	18,743
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	4,187	3,815
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.105% VRN 8/25/34 (b)	5,907	5,867

	Principal Amount	Value
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.940% VRN 8/25/34 (b)	$42,444	$41,603
JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.500% VRN 1/25/47 (a) (b)	3,148,502	3,022,156
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class IA, 3.216% VRN 2/25/34 (b)	3,705	3,586
Series 2003-A4, Class IA, 4.544% VRN 7/25/33 (b)	2,775	2,780
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 4.375% VRN 2/25/34 (b)	219	235
PSMC Trust, Series 2018-2, Class A1, 3.500% VRN 6/25/48 (a) (b)	3,780,879	3,676,012
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.324% VRN 3/25/34 (b)	22,808	22,923
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.245% FRN 4/25/44	67,157	69,716

		6,900,101

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $367,833,826)		366,193,356

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Colombia Government International Bond 6.125% 1/18/41	2,580,000	2,921,850
Mexico Government International Bond
4.750% 3/08/44	4,727,000	4,516,649
6.750% 9/27/34	685,000	818,575

		8,257,074

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $8,257,423)		8,257,074

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 26.3%
Collateralized Mortgage Obligations — 0.9%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP, 3.000% 8/15/43	2,217,469	2,188,409
Series 2617, Class Z, 5.500% 5/15/33	1,239,748	1,330,523

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2693, Class Z, 5.500% 10/15/33	$2,221,419	$2,374,686
Series 3423, Class PB, 5.500% 3/15/38	446,373	481,741
Series 2178, Class PB, 7.000% 8/15/29	51,220	55,794
Federal National Mortgage Association
Series 2014-7, Class VA, 3.500% 5/25/25	1,209,758	1,221,778
Series 2007-32, Class Z, 5.500% 4/25/37	688,685	742,672
Series 2010-60, Class HJ, 5.500% 5/25/40	469,551	495,629
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	584,735	616,993

		9,508,225

Pass-Through Securities — 25.0%
Federal Home Loan Mortgage Corp.
Pool #G11630 3.500% 6/01/19	6,101	6,112
Pool #J13972 3.500% 1/01/26	49,876	50,213
Pool #C91344 3.500% 11/01/30	143,267	143,518
Pool #C91424 3.500% 1/01/32	95,606	95,924
Pool #U90432 3.500% 11/01/42	491,574	487,004
Pool #Q41916 3.500% 7/01/46	1,655,548	1,640,674
Pool #Q42045 3.500% 7/01/46	694,686	688,445
Pool #Q44275 3.500% 11/01/46	1,387,038	1,374,143
Pool #Q44277 3.500% 11/01/46	402,561	398,064
Pool #Q52216 3.500% 11/01/47	3,638,521	3,584,227
Pool #V83655 3.500% 12/01/47	10,896,538	10,733,941
Pool #V83763 3.500% 12/01/47	12,958,620	12,765,252
Pool #V83886 3.500% 1/01/48	802,086	790,118
Pool #V83764 4.000% 12/01/47	10,174,371	10,292,807
Pool #V83796 4.000% 12/01/47	16,411,728	16,595,079
Pool #Q52834 4.000% 12/01/47	1,517,101	1,534,050
Pool #V83962 4.000% 2/01/48	2,678,295	2,706,542
Pool #Q57232 4.000% 7/01/48	2,347,956	2,372,077
Pool #C91239 4.500% 3/01/29	7,221	7,496
Pool #C91251 4.500% 6/01/29	45,156	46,879
Pool #C03537 4.500% 8/01/40	1,050,550	1,096,019
Pool #G06057 4.500% 10/01/40	1,022,294	1,065,262
Pool #G60485 4.500% 10/01/41	1,148,843	1,197,131
Pool #G60172 4.500% 9/01/43	1,237,902	1,291,480
Pool #Q48208 4.500% 5/01/47	1,101,506	1,138,510
Pool #Q48869 4.500% 6/01/47	9,300,883	9,613,335
Pool #G05253 5.000% 2/01/39	218,666	232,281
Pool #C90939 5.500% 12/01/25	26,973	28,807
Pool #D97258 5.500% 4/01/27	14,682	15,681
Pool #C91026 5.500% 4/01/27	43,000	45,925
Pool #C91074 5.500% 8/01/27	4,562	4,872

	Principal Amount	Value
Pool #D97417 5.500% 10/01/27	$11,489	$12,270
Pool #C91128 5.500% 12/01/27	2,224	2,375
Pool #C91148 5.500% 1/01/28	94,894	101,348
Pool #C91176 5.500% 5/01/28	33,674	35,964
Pool #C91217 5.500% 11/01/28	12,705	13,569
Pool #C01079 7.500% 10/01/30	1,713	1,939
Pool #C01135 7.500% 2/01/31	5,497	6,204
Federal National Mortgage Association
Pool #AO8180 3.000% 9/01/42	38,975	37,580
Pool #AR1975 3.000% 12/01/42	46,770	45,097
Pool #AP8668 3.000% 12/01/42	205,554	198,199
Pool #AB7397 3.000% 12/01/42	178,423	172,038
Pool #AB7401 3.000% 12/01/42	166,829	160,860
Pool #AR0306 3.000% 1/01/43	13,782	13,289
Pool #AR5391 3.000% 1/01/43	119,445	115,171
Pool #AR4109 3.000% 2/01/43	148,205	142,902
Pool #AL3215 3.000% 2/01/43	153,977	148,467
Pool #AR4432 3.000% 3/01/43	60,550	58,384
Pool #AT0169 3.000% 3/01/43	267,656	258,079
Pool #AB8809 3.000% 3/01/43	84,342	81,324
Pool #MA1368 3.000% 3/01/43	281,063	271,006
Pool #AR2174 3.000% 4/01/43	304,209	293,324
Pool #MA2806 3.000% 11/01/46	26,187,123	25,086,446
Pool #BM3564 3.000% 7/01/47	7,398,855	7,087,872
Pool #AS1304 3.500% 12/01/28	1,578,875	1,591,518
Pool #AV1897 3.500% 12/01/28	276,714	278,930
Pool #AV2325 3.500% 12/01/28	767,688	773,835
Pool #BF0196 3.500% 2/01/41	1,479,570	1,469,224
Pool #MA1356 3.500% 2/01/43	10,788,230	10,685,826
Pool #BM3994 3.500% 1/01/44	1,666,524	1,650,705
Pool #CA1073 3.500% 1/01/48	20,492,276	20,182,490
Pool #MA3287 3.500% 2/01/48	4,539,233	4,433,731
Pool #888586 1 year CMT + 2.198% 3.976% FRN 10/01/34	106,961	110,937
Pool #BH9008 4.000% 8/01/47	343,882	347,683
Pool #CA0181 4.000% 8/01/47	9,492,701	9,597,640
Pool #BH9011 4.000% 9/01/47	296,005	299,277
Pool #CA0620 4.000% 10/01/47	13,592,835	13,743,100
Pool #BJ0686 4.000% 4/01/48	3,407,168	3,441,906
Pool #CA1951 4.000% 7/01/48	4,422,160	4,467,245
Pool #CA2039 4.000% 7/01/48	4,458,433	4,507,720
Pool #BF0105 4.000% 6/01/56	1,948,146	1,972,727
Pool #725692 1 year CMT + 2.138% 4.019% FRN 10/01/33	111,674	117,080
Pool #775539 12 mo. USD LIBOR + 1.645% 4.179% FRN 5/01/34	46,077	47,945
Pool #AA3980 4.500% 4/01/28	71,125	74,684
Pool #AH6787 4.500% 3/01/41	963,661	1,004,956
Pool #CA1952 4.500% 6/01/48	3,295,140	3,402,361
Pool #BK7877 4.500% 7/01/48	2,259,092	2,332,600

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AD6437 5.000% 6/01/40	$535,073	$569,121
Pool #AD6996 5.000% 7/01/40	3,574,376	3,789,537
Pool #AL8173 5.000% 2/01/44	1,406,235	1,490,445
Pool #AD0836 5.500% 11/01/28	82,420	88,025
Pool #575667 7.000% 3/01/31	12,266	13,828
Pool #529453 7.500% 1/01/30	2,638	2,986
Pool #531196 7.500% 2/01/30	316	354
Pool #530299 7.500% 3/01/30	356	391
Pool #535996 7.500% 6/01/31	6,314	7,134
Pool #523499 8.000% 11/01/29	266	300
Pool #252926 8.000% 12/01/29	157	178
Pool #532819 8.000% 3/01/30	128	147
Pool #534703 8.000% 5/01/30	2,746	3,122
Pool #253437 8.000% 9/01/30	150	171
Pool #253481 8.000% 10/01/30	93	106
Pool #596656 8.000% 8/01/31	998	1,028
Pool #602008 8.000% 8/01/31	4,153	4,724
Pool #190317 8.000% 8/01/31	3,388	3,856
Pool #597220 8.000% 9/01/31	3,191	3,656
Federal National Mortgage Association TBA
Pool #9768 3.000% 4/29/47 (d)	5,900,000	5,645,102
Pool #18388 4.000% 3/29/48 (d)	1,710,000	1,726,566
Pool #21133 4.500% 4/29/48 (d)	5,200,000	5,364,125
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	4,779,896	4,775,975
Pool #BF1053 3.500% 12/15/47	1,738,007	1,727,348
Pool #BF1120 3.500% 1/15/48	2,420,045	2,405,204
Pool #AV1854 3.500% 1/15/48	2,000,705	1,988,435
Pool #BF1214 3.500% 2/15/48	1,780,450	1,769,531
Pool #BF1245 3.500% 2/15/48	1,804,881	1,793,812
Pool #371146 7.000% 9/15/23	105	111
Pool #374440 7.000% 11/15/23	311	332
Pool #352022 7.000% 11/15/23	5,140	5,480
Pool #491089 7.000% 12/15/28	8,747	9,492
Pool #480539 7.000% 4/15/29	421	468
Pool #478658 7.000% 5/15/29	2,180	2,442
Pool #488634 7.000% 5/15/29	2,285	2,545
Pool #500928 7.000% 5/15/29	4,285	4,788
Pool #499410 7.000% 7/15/29	1,268	1,423
Pool #510083 7.000% 7/15/29	946	1,053
Pool #493723 7.000% 8/15/29	2,575	2,893
Pool #516706 7.000% 8/15/29	66	68
Pool #581417 7.000% 7/15/32	12,308	13,853
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 3.125% FRN 11/20/25	4,512	4,585
Pool #080136 1 year CMT + 1.500% 3.125% FRN 11/20/27	882	899
Pool #82462, 1 year CMT + 1.500% 3.375% FRN 1/20/40	493,169	510,715

	Principal Amount	Value
Pool #82488 1 year CMT + 1.500% 3.375% FRN 3/20/40	$431,929	$447,145
Pool #784314 3.500% 5/20/43	885,933	884,583
Pool #784026 3.500% 12/20/44	1,640,181	1,635,633
Pool #BC4641 3.500% 9/20/47	2,747,994	2,730,068
Pool #MA4778 3.500% 10/20/47	1,813,674	1,805,243
Pool #BC4885 3.500% 11/20/47	4,068,548	4,049,000
Pool #BD6940 3.500% 12/20/47	2,576,121	2,559,316
Pool #BE4328 3.500% 12/20/47	1,958,317	1,948,297
Pool #BD3899 3.500% 1/20/48	5,148,879	5,122,532
Pool #BE6487 3.500% 1/20/48	1,160,693	1,153,122
Pool #BD6461 3.500% 1/20/48	2,271,582	2,256,763
Pool #BF1119 3.500% 1/20/48	3,666,523	3,642,605
Pool #BF1269 3.500% 2/20/48	1,805,234	1,793,457
Pool #AC2985 4.000% 10/20/47	774,128	788,763
Pool #BF1270 4.000% 2/20/48	1,212,780	1,234,667
Government National Mortgage Association II TBA Pool #1367 4.000% 3/29/48 (d)	14,700,000	14,945,766

		283,653,009

Whole Loans — 0.4%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-HQA3, Class M1, 1 mo. USD LIBOR + .800% 3.016% FRN 3/25/29	180,250	180,393
Series 2016-HQA3, Class M2, 1 mo. USD LIBOR + 1.350% 3.566% FRN 3/25/29	790,000	800,168
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C06, Class 1M1, 1 mo. USD LIBOR + 1.300% 3.516% FRN 4/25/29	1,638,914	1,650,917
Series 2016-C05, Class 2M1, 1 mo. USD LIBOR + 1.350% 3.566% FRN 1/25/29	1,198,154	1,201,369
Series 2016-C04, Class 1M1, 1 mo. USD LIBOR + 1.450% 3.666% FRN 1/25/29	1,132,844	1,139,835

		4,972,682

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $306,681,282)		298,133,916

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bonds & Notes — 0.3%
U.S. Treasury Bond 3.500% 2/15/39 (h)	$3,100,000	$3,265,172

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,360,285)		3,265,172

TOTAL BONDS & NOTES (Cost $1,128,048,662)		1,112,247,014

TOTAL PURCHASED OPTIONS (#) — 0.9% (Cost $10,172,309)		10,199,517

TOTAL LONG-TERM INVESTMENTS (Cost $1,140,595,971)		1,124,821,531

SHORT-TERM INVESTMENTS — 3.8%
Commercial Paper — 3.8%
Avangrid, Inc.
2.232% 10/02/18 (a)	6,250,000	6,248,347
2.353% 10/01/18 (a)	5,000,000	4,999,010
Comcast Corp. 2.480% 10/30/18 (a)	7,500,000	7,483,653
Fedex Corp. 2.438% 10/26/18 (a)	2,000,000	1,996,190
Mohawk Industries, Inc. 2.386% 10/15/18 (a)	8,500,000	8,490,174
Nutrien Ltd. 2.387% 10/16/18 (a)	6,500,000	6,491,121
Suncor Energy, Inc. 2.409% 10/17/18 (a)	3,500,000	3,495,482
Walgreens Boots Alliance, Inc. 2.437% 10/18/18	3,600,000	3,595,110

		42,799,087

TOTAL SHORT-TERM INVESTMENTS (Cost $42,809,644)		42,799,087

TOTAL INVESTMENTS — 103.0% (Cost $1,183,405,615) (i)		1,167,620,618

Other Assets/(Liabilities) — (3.0)%		(34,140,661)

NET ASSETS — 100.0%		$1,133,479,957

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $434,825,151 or 38.36% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2018.

(c)	Security is perpetual and has no stated maturity date.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Investment was valued using significant unobservable inputs.
(f)

Restricted security. Certain securities are restricted as to resale. At September 30, 2018, these securities amounted to a value of $15,045,937 or 1.33% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(g)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2018, these securities amounted to a value of $1,709,271 or 0.15% of net assets.

(h)	A portion of this security is pledged/held as collateral for open futures contracts and open swap agreements. (Note 2).
(i)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

(#)	Purchased Swaptions contracts at September 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	32,720,000	USD	32,720,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.44%	$1,635,748	$1,122,672	$(513,076)
Credit Suisse International	36,280,000	USD	36,280,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 2.61%	1,741,440	1,390,935	(350,505)

							3,377,188	2,513,607	(863,581)

Put
Barclays Bank PLC	66,610,000	USD	66,610,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 12/15/42, Exercise Rate 2.94%	$3,330,035	$3,871,883	$541,848
Credit Suisse International	72,340,000	USD	72,340,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying swap terminates 2/02/43, Exercise Rate 3.11%	3,465,086	3,814,027	348,941

							6,795,121	7,685,910	890,789

							$10,172,309	$10,199,517	$27,208

Futures contracts at September 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Ultra Bond	12/19/18	551	$88,120,779	$(3,111,810)
U.S. Treasury Note 2 Year	12/31/18	416	87,967,327	(301,827)
U.S. Treasury Note 5 Year	12/31/18	865	98,146,377	(854,150)

				$(4,267,787)

Short
U.S. Treasury Long Bond	12/19/18	304	$(43,876,383)	$1,164,383
U.S. Treasury Ultra 10 Year	12/19/18	60	(7,612,093)	52,093

				$1,216,476

The accompanying notes are an integral part of the portfolio of investments.

MML Managed Bond Fund – Portfolio of Investments (Continued)

Swap agreements at September 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	3,200,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(379,352)	$1,972	$(377,380)
Goldman Sachs International	USD	2,540,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(79,581)	(219,964)	(299,545)
Goldman Sachs International	USD	920,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(34,787)	(73,711)	(108,498)

							$(493,720)	$(291,703)	$(785,423)

Collateral for swap agreements held by Goldman Sachs International amounted to $637,474 in securities at September 30, 2018.

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.0%

CORPORATE DEBT — 44.9%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. 3.750% 10/01/21	$200,000	$200,395

Aerospace & Defense — 0.4%
Harris Corp. 2.700% 4/27/20	954,000	944,566

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,080,000	1,076,627
Imperial Brands Finance PLC 2.950% 7/21/20 (a)	1,087,000	1,076,383
Reynolds American, Inc. 4.000% 6/12/22	98,000	98,605

		2,251,615

Airlines — 0.4%
American Airlines Pass-Through Trust, Series 2014-1, Class B, 4.375% 4/01/24	27,900	27,721
Delta Air Lines, Inc. 3.625% 3/15/22	850,000	839,366

		867,087

Auto Manufacturers — 1.6%
Ford Motor Credit Co. LLC
3.147% FRN 4/05/21 (b)	405,000	402,451
3.549% FRN 2/15/23 (b)	575,000	571,810
General Motors Financial Co., Inc. 3.250% 1/05/23	1,290,000	1,243,941
Hyundai Capital America
2.000% 7/01/19 (a)	65,000	64,566
2.550% 2/06/19 (a)	140,000	139,794
3.000% 10/30/20 (a)	800,000	787,562
Nissan Motor Acceptance Corp. 1.900% 9/14/21 (a)	380,000	361,965

		3,572,089

Auto Parts & Equipment — 0.4%
Lear Corp. 5.375% 3/15/24	920,000	945,867

Banks — 7.7%
Banco Santander SA 3.500% 4/11/22	1,200,000	1,174,498
Bancolombia SA 5.950% 6/03/21	195,000	204,165
Bank of America Corp. 3 mo. USD LIBOR + .930% 2.816% VRN 7/21/23	2,150,000	2,078,144
Barclays PLC 3.695% FRN 5/16/24 (b)	485,000	482,462

	Principal Amount	Value
Citigroup, Inc. 3.142% VRN 1/24/23 (b)	$995,000	$975,853
Compass Bank 5.500% 4/01/20	1,150,000	1,180,869
Discover Bank
3.350% 2/06/23	923,000	896,303
4.200% 8/08/23	310,000	311,104
First Horizon National Corp. 3.500% 12/15/20	1,130,000	1,131,666
The Goldman Sachs Group, Inc. 3.200% 2/23/23	2,105,000	2,058,891
JP Morgan Chase & Co. 4.500% 1/24/22	990,000	1,020,564
Macquarie Bank Ltd. 2.850% 1/15/21 (a)	130,000	127,876
Mitsubishi UFJ Financial Group, Inc. 2.665% 7/25/22	1,170,000	1,128,409
Morgan Stanley 3.750% 2/25/23	1,220,000	1,219,772
Regions Financial Corp. 3.200% 2/08/21	895,000	890,829
Sumitomo Mitsui Financial Group, Inc.
2.058% 7/14/21	585,000	562,430
2.846% 1/11/22	150,000	146,325
SVB Financial Group 5.375% 9/15/20	75,000	77,701
Synchrony Bank 3.000% 6/15/22	765,000	733,323
Turkiye Garanti Bankasi AS 4.750% 10/17/19 (a)	370,000	361,209

		16,762,393

Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc. 3.500% 1/12/24	575,000	569,015
Keurig Dr Pepper, Inc. 4.057% 5/25/23 (a)	625,000	626,091
Molson Coors Brewing Co.
2.100% 7/15/21	330,000	317,318
3.500% 5/01/22	197,000	195,320

		1,707,744

Biotechnology — 0.4%
Celgene Corp.
3.250% 2/20/23	570,000	558,948
4.000% 8/15/23	330,000	333,042

		891,990

Building Materials — 1.1%
Holcim US Finance Sarl & Cie SCS 6.000% 12/30/19 (a)	960,000	990,153
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650% 2.960% FRN 5/22/20	395,000	396,319

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Masco Corp.
3.500% 4/01/21	$270,000	$269,857
7.125% 3/15/20	65,000	68,269
Standard Industries, Inc. 5.500% 2/15/23 (a)	560,000	566,300

		2,290,898

Chemicals — 1.9%
Huntsman International LLC 5.125% 11/15/22	492,000	506,760
Incitec Pivot Finance LLC 6.000% 12/10/19 (a)	902,000	925,175
LyondellBasell Industries NV
5.000% 4/15/19	365,000	366,829
6.000% 11/15/21	500,000	530,905
RPM International, Inc.
3.450% 11/15/22	8,000	7,867
6.125% 10/15/19	878,000	901,052
The Sherwin-Williams Co. 2.750% 6/01/22	535,000	518,858
Syngenta Finance NV 3.698% 4/24/20 (a)	440,000	439,002

		4,196,448

Commercial Services — 0.2%
S&P Global, Inc. 3.300% 8/14/20	435,000	435,090

Computers — 0.9%
Dell International LLC/EMC Corp.
3.480% 6/01/19 (a)	280,000	280,707
4.420% 6/15/21 (a)	475,000	482,161
DXC Technology Co. 2.875% 3/27/20	230,000	228,082
Leidos Holdings, Inc. 4.450% 12/01/20	995,000	1,006,443

		1,997,393

Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	1,010,000	1,025,674
Aircastle Ltd. 5.000% 4/01/23	1,210,000	1,242,719
Antares Holdings LP 6.000% 8/15/23 (a)	660,000	662,598
Genpact Luxembourg Sarl 3.700% 4/01/22	1,035,000	1,010,628
Lazard Group LLC 4.250% 11/14/20	457,000	463,973

		4,405,592

Electric — 1.4%
Ameren Corp. 2.700% 11/15/20	455,000	448,194
EDP Finance BV 4.125% 1/15/20 (a)	452,000	454,296

	Principal Amount	Value
Enel Finance International NV 2.875% 5/25/22 (a)	$485,000	$461,300
Entergy Texas, Inc.
2.550% 6/01/21	95,000	92,493
7.125% 2/01/19	798,000	808,701
Israel Electric Corp. Ltd. 7.250% 1/15/19 (a)	283,000	285,652
Puget Energy, Inc.
6.000% 9/01/21	260,000	276,396
6.500% 12/15/20	255,000	270,169

		3,097,201

Electronics — 0.2%
FLIR Systems, Inc. 3.125% 6/15/21	230,000	226,307
Tech Data Corp. 3.700% 2/15/22	240,000	234,917

		461,224

Foods — 0.8%
Danone SA 2.077% 11/02/21 (a)	1,140,000	1,091,076
JBS Investments GmbH 7.750% 10/28/20 (a)	200,000	204,078
McCormick & Co., Inc. 2.700% 8/15/22	570,000	552,142

		1,847,296

Health Care – Products — 1.0%
Abbott Laboratories
2.900% 11/30/21	575,000	567,812
3.250% 4/15/23	270,000	267,857
Becton Dickinson & Co. 3.261% FRN 12/29/20 (b)	1,085,000	1,086,608
Boston Scientific Corp. 2.850% 5/15/20	255,000	253,167

		2,175,444

Health Care – Services — 0.5%
Cigna Corp.
4.000% 2/15/22	316,000	318,462
4.500% 3/15/21	790,000	806,123

		1,124,585

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	1,028,000	1,035,710

Household Products & Wares — 0.3%
Church & Dwight Co., Inc. 2.875% 10/01/22	565,000	549,370

Insurance — 3.6%
American International Group, Inc. 3.300% 3/01/21	550,000	548,863
AmTrust Financial Services, Inc. 6.125% 8/15/23	585,000	567,045

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Athene Global Funding 4.000% 1/25/22 (a)	$1,240,000	$1,242,617
CNA Financial Corp. 5.750% 8/15/21	443,000	468,802
Enstar Group Ltd. 4.500% 3/10/22	575,000	577,521
Jackson National Life Global Funding 2.500% 6/27/22 (a)	945,000	909,561
Lincoln National Corp.
4.000% 9/01/23	122,000	123,378
6.250% 2/15/20	500,000	518,202
Nuveen Finance LLC 2.950% 11/01/19 (a)	1,005,000	1,003,621
Reinsurance Group of America, Inc. 5.000% 6/01/21	600,000	622,495
Trinity Acquisition PLC 3.500% 9/15/21	470,000	466,069
Willis Towers Watson PLC 5.750% 3/15/21	370,000	387,860
XLIT Ltd. 5.750% 10/01/21	465,000	492,005

		7,928,039

Investment Companies — 0.8%
Ares Capital Corp.
3.625% 1/19/22	30,000	29,332
3.875% 1/15/20	678,000	680,685
BlackRock TCP Capital Corp. 4.125% 8/11/22	675,000	640,905
FS Investment Corp. 4.000% 7/15/19	470,000	471,758

		1,822,680

Leisure Time — 0.5%
Brunswick Corp. 4.625% 5/15/21 (a)	1,088,000	1,079,900

Lodging — 0.4%
Marriott International, Inc.
2.300% 1/15/22	30,000	28,767
2.875% 3/01/21	775,000	763,310

		792,077

Machinery – Diversified — 0.9%
CNH Industrial Capital LLC
3.375% 7/15/19	353,000	353,459
3.875% 10/15/21	635,000	633,224
4.875% 4/01/21	115,000	117,855
Wabtec Corp. 4.150% 3/15/24	870,000	863,880

		1,968,418

Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	505,000	505,285

	Principal Amount	Value
Discovery Communications LLC 2.950% 3/20/23	$355,000	$339,540
Sirius XM Radio, Inc. 3.875% 8/01/22 (a)	1,147,000	1,128,224

		1,973,049

Mining — 1.5%
Anglo American Capital PLC 3.750% 4/10/22 (a)	500,000	493,585
Glencore Finance Canada Ltd. 4.250% STEP 10/25/22 (a)	254,000	255,786
Glencore Funding LLC
3.000% 10/27/22 (a)	260,000	249,184
4.125% 5/30/23 (a)	590,000	589,280
Kinross Gold Corp.
5.125% 9/01/21	470,000	482,925
5.950% 3/15/24	550,000	561,000
Newcrest Finance Pty Ltd. 4.200% 10/01/22 (a)	565,000	566,803

		3,198,563

Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc. 3.875% STEP 10/01/21	1,340,000	1,278,025

Oil & Gas — 0.6%
Antero Resources Corp. 5.375% 11/01/21	246,000	249,149
Continental Resources, Inc. 5.000% 9/15/22	568,000	576,236
EQT Corp. 3.000% 10/01/22	565,000	547,610

		1,372,995

Packaging & Containers — 0.5%
Graphic Packaging International LLC 4.750% 4/15/21	1,094,000	1,104,940

Pharmaceuticals — 2.8%
Bayer US Finance II LLC 3.344% FRN 12/15/23 (a) (b)	980,000	981,671
Cardinal Health, Inc. 3 mo. USD LIBOR + .770% 3.104% FRN 6/15/22	1,090,000	1,091,819
CVS Health Corp.
2.125% 6/01/21	840,000	810,789
3.700% 3/09/23	305,000	303,404
Express Scripts Holding Co. 3.300% 2/25/21	1,195,000	1,188,883
Shire Acquisitions Investments Ireland DAC
2.400% 9/23/21	235,000	226,984
2.875% 9/23/23	360,000	342,841
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	1,125,000	1,057,163

		6,003,554

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pipelines — 1.4%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. 3.500% 12/01/22	$170,000	$167,394
Energy Transfer Partners LP 4.200% 9/15/23	1,060,000	1,068,414
EQT Midstream Partners LP 4.750% 7/15/23	660,000	669,757
The Williams Cos., Inc. 3.700% 1/15/23	1,120,000	1,108,341

		3,013,906

Private Equity — 0.5%
Hercules Capital, Inc. 4.625% 10/23/22	1,110,000	1,068,222

Real Estate Investment Trusts (REITS) — 1.4%
American Tower Corp.
2.250% 1/15/22	415,000	396,147
3.000% 6/15/23	640,000	616,147
Crown Castle International Corp. 3.400% 2/15/21	614,000	612,425
Digital Realty Trust LP 3.400% 10/01/20	220,000	220,209
Healthcare Trust of America Holdings LP 2.950% 7/01/22	275,000	265,975
SBA Tower Trust 3.168% 4/09/47 (a)	350,000	343,196
Simon Property Group LP 2.350% 1/30/22	450,000	434,824
Weyerhaeuser Co. 7.375% 10/01/19	135,000	140,633

		3,029,556

Retail — 0.9%
AutoNation, Inc. 3.350% 1/15/21	675,000	669,091
Dollar Tree, Inc. 3.700% 5/15/23	590,000	582,369
O’Reilly Automotive, Inc. 3.850% 6/15/23	183,000	183,312
QVC, Inc. 4.375% 3/15/23	560,000	553,130

		1,987,902

Semiconductors — 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.000% 1/15/22	800,000	779,408
Microchip Technology, Inc. 3.922% 6/01/21 (a)	450,000	447,364
NXP BV/NXP Funding LLC 4.125% 6/01/21 (a)	570,000	569,384

		1,796,156

	Principal Amount	Value
Telecommunications — 1.6%
Ericsson LM 4.125% 5/15/22	$1,650,000	$1,639,560
Hughes Satellite Systems Corp. 6.500% 6/15/19	883,000	900,660
Sprint Communications, Inc. 9.250% 4/15/22	490,000	556,150
Verizon Communications, Inc. 2.946% 3/15/22	480,000	472,379

		3,568,749

Transportation — 0.3%
Ryder System, Inc.
3.400% 3/01/23	175,000	172,713
3.750% 6/09/23	482,000	480,899

		653,612

Trucking & Leasing — 1.3%
DAE Funding LLC 4.000% 8/01/20 (a)	205,000	202,694
GATX Corp. 2.600% 3/30/20	455,000	449,243
Park Aerospace Holdings Ltd. 5.250% 8/15/22 (a)	1,105,000	1,114,669
Penske Truck Leasing Co. LP/PTL Finance Corp.
2.500% 6/15/19 (a)	370,000	368,716
3.050% 1/09/20 (a)	515,000	512,599
3.300% 4/01/21 (a)	150,000	148,475
3.375% 2/01/22 (a)	20,000	19,720

		2,816,116

TOTAL CORPORATE DEBT (Cost $99,725,816)		98,216,456

MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, 3 mo. USD LIBOR 3.235% FRN 4/26/27	45,849	45,902

TOTAL MUNICIPAL OBLIGATIONS (Cost $45,849)		45,902

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.6%
Auto Floor Plan ABS — 0.4%
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1, Class C, 3.218% FRN 9/25/23 (a) (b)	160,000	160,250
Series 2018-1, Class D, 3.718% FRN 9/25/23 (a) (b)	230,000	230,006

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NextGear Floorplan Master Owner Trust, Series 2016-2A, Class A2 2.190% 9/15/21 (a)	$480,000	$476,095

		866,351

Automobile ABS — 8.1%
American Credit Acceptance Receivables Trust
Series 2017-1, Class B, 2.390% 2/16/21 (a)	121,813	121,762
Series 2017-4, Class C, 2.940% 1/10/24 (a)	770,000	766,415
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	191,605	191,598
CarFinance Capital Auto Trust, Series 2015-1A, Class A 1.750% 6/15/21 (a)	4,981	4,979
CPS Auto Trust
Series 2018-A, Class A, 2.160% 5/17/21 (a)	126,343	125,901
Series 2016-C, Class B, 2.480% 9/15/20 (a)	150,982	150,829
Series 2017-A, Class B, 2.680% 5/17/21 (a)	1,150,000	1,146,804
Series 2018-C, Class B, 3.430% 7/15/22 (a)	180,000	179,617
Drive Auto Receivables Trust
Series 2017-2, Class C, 2.750% 9/15/23	140,000	139,646
Series 2017-1, Class C, 2.840% 4/15/22	270,000	269,448
Series 2018-2, Class B, 3.220% 4/15/22	200,000	199,735
Series 2018-4, Class C, 3.660% 11/15/24	230,000	229,669
DT Auto Owner Trust, Series 2018-1A, Class B 3.040% 1/18/22 (a)	290,000	289,200
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 1.830% 9/20/21 (a)	51,488	51,433
Exeter Automobile Receivables Trust
Series 2018-1A, Class B, 2.750% 4/15/22 (a)	270,000	267,620
Series 2016-3A, Class B, 2.840% 8/16/21 (a)	260,000	259,650
Series 2017-1A, Class B, 3.000% 12/15/21 (a)	260,000	259,468
Series 2018-2A, Class B, 3.270% 5/16/22 (a)	250,000	249,143
Series 2015-2A, Class C, 3.900% 3/15/21 (a)	650,000	651,513

	Principal Amount	Value
First Investors Auto Owner Trust
Series 2016-2A, Class B, 2.210% 7/15/22 (a)	$540,000	$532,297
Series 2017-3A, Class B, 2.720% 4/17/23 (a)	340,000	332,494
Series 2018-1A, Class A2, 3.220% 1/17/23 (a)	290,000	289,701
Flagship Credit Auto Trust
Series 2015-2, Class A, 1.980% 10/15/20 (a)	5,011	5,010
Series 2015-3, Class A, 2.380% 10/15/20 (a)	19,654	19,639
Series 2016-4, Class B, 2.410% 10/15/21 (a)	910,000	906,326
Series 2018-1, Class A, 2.590% 6/15/22 (a)	581,832	579,174
Series 2016-4, Class C, 2.710% 11/15/22 (a)	410,000	397,766
Series 2016-1, Class A, 2.770% 12/15/20 (a)	61,110	61,112
Series 2017-1, Class B, 2.830% 3/15/23 (a)	615,000	612,361
Series 2017-4, Class C, 2.920% 11/15/23 (a)	650,000	633,998
Series 2018-1, Class B, 3.130% 1/17/23 (a)	1,250,000	1,237,736
Hertz Vehicle Financing II LP
Series 2018-1A, Class A, 3.290% 2/25/24 (a)	1,560,000	1,517,164
Series 2017-1A, Class B, 3.560% 10/25/21 (a)	510,000	505,746
Series 2018-1A, Class B, 3.600% 2/25/24 (a)	770,000	748,115
Hertz Vehicle Financing LLC, Series 2018-3A, Class B 4.370% 7/25/24 (a)	330,000	327,869
NextGear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.380% 10/15/20 (a)	250,000	249,983
Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700% 3.858% FRN 4/15/21 (a)	370,000	372,679
Oscar US Funding Trust II, Series 2015-1A, Class A4 2.440% 6/15/22 (a)	288,840	288,090
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700% 3.858% FRN 7/15/20 (a)	9,613	9,634
OSCAR US Funding Trust IX LLC, Series 2018-2A, Class A4 3.630% 9/10/25 (a)	260,000	259,372

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust V, Series 2016-2A, Class A2A 2.310% 11/15/19 (a)	$11,113	$11,108
Oscar US Funding Trust VI
Series 2017-1A, Class A3, 2.820% 6/10/21 (a)	240,000	239,074
Series 2017-1A, Class A4, 3.300% 5/10/24 (a)	160,000	159,213
Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A2A 2.910% 4/12/21 (a)	304,118	303,785
Santander Drive Auto Receivables Trust
Series 2016-1, Class B, 2.470% 12/15/20	52,928	52,920
Series 2014-4, Class D, 3.100% 11/16/20	179,118	179,346
Series 2016-1, Class D, 4.020% 4/15/22	500,000	503,989
Securitized Equipment Receivable
3.760% 10/11/24	270,000	268,497
4.200% 10/11/24	310,000	308,118
Tesla Auto Lease Trust, Series 2018-A, Class B 2.750% 2/20/20 (a)	150,000	149,358

		17,616,104

Commercial MBS — 1.5%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 3.658% FRN 7/15/35 (a) (b)	950,000	951,456
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	244,646	244,738
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, 5.928% VRN 7/10/38 (b)	110,600	111,759
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.158% FRN 6/15/32 (a) (b)	850,000	851,056
RETL, Series 2018-RVP, Class A, 3.258% FRN 3/15/33 (a) (b)	555,766	557,858
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, 5.481% VRN 8/15/39 (b)	11,538	11,592
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, 2.997% VRN 10/25/46 (b)	255,085	253,275
VMC Finance LLC, Series 2018-FL1, Class A, 2.978% FRN 4/15/35 (a) (b)	361,226	361,005

		3,342,739

	Principal Amount	Value
Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735% 2.951% FRN 8/25/35	$2,057	$2,065
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900% 3.116% FRN 2/25/35	102,644	102,660
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240% 2.456% FRN 10/25/34 (a)	108,337	108,127

		212,852

Other ABS — 18.2%
321 Henderson Receivables I LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 2.358% FRN 3/15/41 (a)	72,090	70,870
Series 2010-3A, Class A, 3.820% 12/15/48 (a)	230,512	231,241
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480% 3.819% FRN 10/15/28 (a)	370,000	371,912
American Tower Trust #1, Series 13, Class 2A 3.070% 3/15/48 (a)	500,000	485,135
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460% 3.808% FRN 10/20/28 (a)	520,000	520,098
Arbys Funding LLC, Series 2015-1A, Class A2 4.969% 10/30/45 (a)	291,750	292,701
Avant Loans Funding Trust
Series 2017-B, Class A, 2.290% 6/15/20 (a)	57,552	57,521
Series 2018-A, Class A, 3.090% 6/15/21 (a)	285,099	285,038
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120% 3.453% FRN 1/18/25 (a)	342,154	342,189
BlueVirgo Trust, Series 2015-1A, Class NOTE 3.000% 12/15/22 (a)	157,803	157,803
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A 2.940% 5/25/29 (a)	182,063	177,850
CAL Funding III Ltd., Series 2018-2A, Class A 4.340% 9/25/43 (a)	290,000	289,967
Capital Automotive LLC, Series 2012-1A, Class A1 3.870% 4/15/47 (a)	256,317	254,394

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Castlelake Aircraft Structured Trust, Series 2018-1, Class A 4.125% 6/15/43 (a)	$363,377	$362,348
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A 2.000% 12/10/23 (a)	34,163	34,078
CLI Funding VI LLC, Series 2017-1A, Class A 3.620% 5/18/42 (a)	512,174	500,701
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460% 2.676% FRN 9/25/34	10,463	10,449
Denali Capital CLO X LLC, Series 2013-1A, Class A1, 3.385% FRN 10/26/27 (a) (b)	350,000	350,155
Diamond Resorts Owner Trust
Series 2014-1, Class A, 2.540% 5/20/27 (a)	26,454	26,440
Series 2015-1, Class A, 2.730% 7/20/27 (a)	54,609	54,603
Series 2015-2, Class A, 2.990% 5/22/28 (a)	67,146	66,874
Series 2016-1, Class A, 3.080% 11/20/28 (a)	391,110	381,617
Series 2015-2, Class B, 3.540% 5/22/28 (a)	45,369	45,104
Series 2018-1, Class A, 3.700% 1/21/31 (a)	371,146	369,277
Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2I 4.116% 7/25/48 (a)	359,100	356,941
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 1.950% 11/25/39 (a)	12,500	12,472
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250% 7.322% FRN 7/15/24 (a)	18,000	18,078
Drug Royalty II LP, Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850% 5.189% FRN 7/15/23 (a)	65,129	65,655
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	213,535	207,888
Series 2016-A, Class A, 2.730% 4/25/28 (a)	373,951	365,914
Series 2014-A, Class B, 3.020% VRN 2/25/27 (a) (b)	70,963	68,718
Element Rail Leasing II LLC
Series 2015-1A, Class A1, 2.707% 2/19/45 (a)	48,713	47,922
Series 2016-1A, Class A1, 3.968% 3/19/46 (a)	139,284	139,875

	Principal Amount	Value
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	$72,283	$70,407
FRS I LLC, Series 2013-1A, Class A1 1.800% 4/15/43 (a)	15,553	15,480
Galaxy XX CLO Ltd., Series 2015-20A, Class AR, 3.348% FRN 4/20/31 (a) (b)	600,000	597,503
Global SC Finance II SRL, Series 2013-1A, Class A 2.980% 4/17/28 (a)	135,208	132,738
Global SC Finance IV Ltd., Series 2017-1A, Class A 3.850% 4/15/37 (a)	285,304	281,473
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	434,390	418,518
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (b)	350,828	349,234
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645% 2.861% FRN 4/25/35	16,728	16,699
Hercules Capital Funding Trust, Series 2014-1A, Class A 3.524% 4/16/21 (a)	6,797	6,797
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	278,334	267,151
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	286,602	281,241
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	628,700	648,816
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	501,950	512,837
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770% 11/25/26 (a)	93,406	91,703
Series 2013-A, Class A, 2.280% 1/25/26 (a)	72,981	72,557
Series 2017-AA, Class B, 2.960% VRN 12/26/28 (a) (b)	237,418	229,938
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400% 3.748% FRN 10/20/29 (a)	590,000	592,280
Lendmark Funding Trust
Series 2017-1A, Class A, 2.830% 12/22/25 (a)	240,000	238,624
Series 2018-1A, Class A, 3.810% 12/21/26 (a)	350,000	349,633
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120% 3.468% FRN 7/20/26 (a)	280,000	280,027

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Madison Park Funding XXII Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480% 3.815% FRN 10/25/29 (a)	$420,000	$421,464
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3 mo. USD LIBOR + 1.120% 3.453% FRN 1/18/27 (a)	700,000	700,057
Mariner Finance Issuance Trust
Series 2017-BA, Class A, 2.920% 12/20/29 (a)	900,000	885,595
Series 2017-AA, Class A, 3.620% 2/20/29 (a)	400,000	399,932
Marlette Funding Trust
Series 2017-3A, Class A, 2.360% 12/15/24 (a)	128,754	128,285
Series 2017-2A, Class A, 2.390% 7/15/24 (a)	102,130	101,959
Series 2017-1A, Class A, 2.827% 3/15/24 (a)	155,615	155,565
Series 2018-2A, Class A, 3.060% 7/17/28 (a)	250,068	249,630
Series 2018-3A, Class A, 3.200% 9/15/28 (a)	632,652	632,559
Mosaic Solar Loans LLC
Series 2017-2A, Class D, 0.010% 6/22/43 (a)	250,000	229,601
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	344,000	343,061
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	90,149	90,791
MVW Owner Trust
Series 2013-1A, Class A, 2.150% 4/22/30 (a)	70,598	69,568
Series 2014-2, Class A, 2.250% 9/22/31 (a)	119,109	116,390
Series 2016-1A, Class A, 2.250% 12/20/33 (a)	47,483	45,948
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BR, 3.589% FRN 1/15/28 (a) (b)	250,000	247,305
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 2.575% 10/15/49 (a)	975,000	966,667
NP SPE II LLC, Series 2017-1A, Class A1 3.372% 10/21/47 (a)	172,447	168,602
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 3.107% 12/15/50 (a)	700,000	693,420
OCP CLO Ltd., Series 2015-8A, Class A2AR, 3.786% FRN 4/17/27 (a) (b)	650,000	648,172

	Principal Amount	Value
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410% 3.724% FRN 8/15/29 (a)	$590,000	$592,495
Orange Lake Timeshare Trust
Series 2014-AA, Class A, 2.290% 7/09/29 (a)	28,174	27,599
Series 2016-A, Class A, 2.610% 3/08/29 (a)	712,457	692,040
Series 2016-A, Class B, 2.910% 3/08/29 (a)	292,157	284,762
Oxford Finance Funding Trust
Series 2014-1A, Class A, 3.475% 12/15/22 (a)	23,591	23,601
Series 2016-1A, Class A, 3.968% 6/17/24 (a)	192,460	191,189
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250% 2.466% FRN 2/25/37 (a)	11,731	11,723
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340% 3.662% FRN 2/20/30 (a)	700,000	703,256
Sierra Receivables Funding Co. LLC
Series 2014-3A, Class A, 2.300% 10/20/31 (a)	132,702	132,007
Series 2015-1A, Class A, 2.400% 3/22/32 (a)	268,792	264,095
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A, 2.050% VRN 6/20/31 (a) (b)	86,356	86,201
Series 2015-2A, Class A, 2.430% 6/20/32 (a)	262,703	259,449
Series 2015-3A, Class A, 2.580% 9/20/32 (a)	56,872	55,969
Series 2016-2A, Class B, 2.780% 7/20/33 (a)	216,578	213,338
Series 2017-1A, Class A, 2.910% 3/20/34 (a)	360,247	355,734
Series 2015-1A, Class B, 3.050% 3/22/32 (a)	327,640	325,473
Series 2015-3A, Class B, 3.080% 9/20/32 (a)	21,874	21,657
Series 2018-2A, Class C, 3.940% 6/20/35 (a)	300,374	298,853
SoFi Consumer Loan Program LLC
Series 2016-3, Class A, 3.050% 12/26/25 (a)	160,608	159,855
Series 2016-5, Class A, 3.060% 9/25/28 (a)	918,396	914,763
Series 2016-2A, Class A, 3.090% 10/27/25 (a)	179,534	178,969
Series 2016-1A, Class A, 3.260% 8/25/25 (a)	483,586	482,849

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-2, Class A, 3.280% 9/15/23 (a)	$239,986	$240,200
Series 2017-2, Class A, 3.280% 2/25/26 (a)	361,062	360,150
Sofi Consumer Loan Program Trust, Series 2018-3, Class A1 3.200% 8/25/27 (a)	305,592	305,544
Springleaf Funding Trust, Series 2016-AA, Class A 2.900% 11/15/29 (a)	1,460,000	1,456,044
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1 2.530% 11/16/48 (a)	1,040,000	1,040,757
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180% 3.516% FRN 10/17/26 (a)	800,000	800,261
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832% 5/25/46 (a)	374,300	374,693
TAL Advantage V LLC, Series 2014-2A, Class A2 3.330% 5/20/39 (a)	403,333	400,630
TAL Advantage VI LLC, Series 2017-1A, Class A 4.500% 4/20/42	430,304	434,200
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480% 3.817% FRN 10/13/29 (a)	300,000	300,865
TLF National Tax Lien Trust, Series 2017-1A, Class A 3.090% 12/15/29 (a)	430,177	429,043
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A1, 2.948% FRN 3/15/22 (a) (b)	610,000	610,000
Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700% 3.858% FRN 12/15/20 (a)	260,000	259,761
Series 2018-1A, Class B, 4.290% 3/15/22 (a)	920,000	919,939
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370% 3.718% FRN 4/20/27 (a)	950,000	950,326
Trinity Rail Leasing LP, Series 2018-1A, Class A1 3.820% 6/17/48 (a)	585,000	586,156
Trip Rail Master Funding LLC
Series 2017-1A, Class A1, 2.709% 8/15/47 (a)	143,335	141,135
Series 2011-1A, Class A2, 6.024% 7/15/41 (a)	669,679	693,197

	Principal Amount	Value
Triton Container Finance IV LLC, Series 2017-2A, Class A 3.620% 8/20/42 (a)	$938,044	$917,860
Triton Container Finance VI LLC, Series 2018-2A, Class A 4.190% 6/22/43 (a)	536,250	535,174
VSE VOI Mortgage LLC
Series 2016-A, Class A, 2.540% 7/20/33 (a)	425,067	413,571
Series 2018-A, Class C, 4.020% 2/20/36 (a)	312,346	310,363
Welk Resorts LLC
Series 2015-AA, Class A, 2.790% 6/16/31 (a)	78,481	76,693
Series 2017-AA, Class B, 3.410% 6/15/33 (a)	230,164	223,780
Westgate Resorts LLC
Series 2014-1A, Class A, 2.150% 12/20/26 (a)	64,365	64,096
Series 2017-1A, Class A, 3.050% 12/20/30 (a)	219,894	217,267
Series 2015-2A, Class A, 3.200% 7/20/28 (a)	129,834	129,681
Series 2018-1A, Class A, 3.380% 12/20/31 (a)	391,482	389,454
Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750% STEP 9/15/43 (a)	260,000	260,586

		39,887,358

Student Loans ABS — 15.4%
Access Group, Inc.
Series 2015-1, Class A, 1 mo. USD LIBOR + .700% 2.916% FRN 7/25/56 (a)	233,890	233,172
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 7/25/58 (a)	140,000	125,852
AccessLex Institute
Series 2004-A, Class A3, 28 day ARS 1.699% FRN 7/01/39	1,250,000	1,233,085
Series 2003-A, Class A3, 3 mo. Treasury + 1.200% 3.190% FRN 7/01/38	42,022	41,097
College Ave Student Loans LLC, Series 2018-A, Class A1, 3.416% FRN 12/26/47 (a) (b)	593,506	593,506
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490% 2.829% FRN 1/15/37	216,160	202,852
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	230,000	228,115

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	$230,000	$229,320
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	243,580	242,251
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B 2.500% 1/25/30 (a)	87,209	80,631
DRB Prime Student Loan Trust
Series 2015-A, Class A3, 2.320% 4/25/30	29,765	29,559
Series 2015-B, Class A3, 2.540% 4/27/26 (a)	39,696	39,181
Series 2015-A, Class A2, 3.060% 7/25/31 (a)	83,171	82,227
Series 2015-D, Class A2, 3.200% 1/25/40 (a)	589,571	587,807
Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700% 3.916% FRN 1/25/40 (a)	148,748	151,627
Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900% 4.116% FRN 10/25/44 (a)	560,317	568,875
Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000% 4.216% FRN 4/25/40 (a)	129,372	132,957
Earnest Student Loan Program LLC
Series 2016-C, Class A2, 2.680% 7/25/35 (a)	292,060	279,798
Series 2016-D, Class A2, 2.720% 1/25/41 (a)	257,837	252,687
Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050% 4.266% FRN 2/26/35 (a)	150,684	154,425
ECMC Group Student Loan Trust
Series 2018-1A, Class A, 2.966% FRN 2/27/68 (a) (b)	853,585	853,713
Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200% 3.416% FRN 12/27/66 (a)	886,827	898,800
Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350% 3.566% FRN 7/26/66 (a)	450,105	458,863
EdLinc Student Loan Funding, Series 2017-A, Class A, (Acquired 12/22/17, Cost $695,132), 3.350% FRN 12/01/47 (a) (b) (c) (d)	604,770	598,034
Education Loan Asset-Backed Trust I, Series 2013-1, Class A1, 1 mo. USD LIBOR + .800% 3.016% FRN 6/25/26 (a)	363,517	363,656
ELFI Graduate Loan Program LLC
Series 2018-A, Class A1, 2.966% FRN 8/25/42 (a) (b)	596,611	596,611

	Principal Amount	Value
Series 2018-A, Class B, 4.000% 8/25/42 (a)	$250,000	$241,449
Higher Education Funding I, Series 2004-1, Class B1, 28 day ARS FRN 1/01/44 (a)	950,000	835,845
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310% 2.691% FRN 9/27/35	36,714	36,629
Laurel Road Prime Student Loan Trust, Series 2017-B, Class CFX 3.610% 8/25/42 (a)	317,651	302,227
Navient Private Education Loan Trust
Series 2014-AA, Class A2A, 2.740% 2/15/29 (a)	208,354	204,642
Series 2018-BA, Class A2B, 2.878% FRN 12/15/59 (a) (b)	170,000	170,502
Navient Private Education Refi Loan Trust, Series 2018-A, Class A1 2.530% 2/18/42 (a)	425,593	422,142
Navient Student Loan Trust
Series 2018-1A, Class A3, 2.936% FRN 3/25/67 (a) (b)	850,000	853,853
Series 2018-2A, Class A3, 2.966% FRN 3/25/67 (a) (b)	540,000	540,723
Series 2017-5A, Class A, 3.016% FRN 7/26/66 (a) (b)	373,486	377,061
Series 2018-3A, Class A3, 3.016% FRN 3/25/67 (a) (b)	900,000	908,457
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 3.366% FRN 7/26/66 (a)	750,000	767,395
Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250% 3.466% FRN 6/25/65 (a)	679,644	696,847
Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300% 3.516% FRN 3/25/66 (a)	560,000	580,824
Nelnet Private Education Loan Trust
Series 2016-A, Class A1B, 3.600% 12/26/40 (a)	177,186	170,311
Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750% 3.966% FRN 12/26/40 (a)	246,072	246,498
Nelnet Student Loan Trust
Series 2005-1, Class A5, 3 mo. USD LIBOR + .110% 2.445% FRN 10/25/33	224,434	223,089
Series 2005-2, Class A5, 3 mo. USD LIBOR + .100% 2.466% FRN 3/23/37	233,962	232,292
Series 2007-2A, Class A4A2, 28 day ARS 2.856% FRN 6/25/35 (a)	600,000	591,790
Series 2018-3A, Class A3, 2.966% FRN 9/27/66 (a) (b)	700,000	700,028

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-1A, Class A2, 2.976% FRN 5/25/66 (a) (b)	$800,000	$804,113
Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 10/25/47 (a)	170,000	163,160
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 6/25/54 (a)	130,000	121,763
Northstar Education Finance, Inc., Series 2005-1, Class A5, 3 mo. USD LIBOR + .750% 3.089% FRN 10/30/45	198,587	197,097
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950% 3.166% FRN 11/25/65 (a)	537,826	544,804
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 2.514% FRN 2/15/45	376,579	349,184
SLM Student Loan Trust
Series 2007-5, Class A6, 3 mo. USD LIBOR + .110% 2.445% FRN 1/26/43	119,474	115,323
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 2.475% FRN 10/25/28	272,089	271,415
Series 2006-10, Class A6, 3 mo. USD LIBOR + .150% 2.485% FRN 3/25/44	940,000	904,752
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 2.535% FRN 1/27/42	1,180,478	1,125,595
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 2.545% FRN 10/25/40	450,572	427,183
Series 2006-10, Class B, 3 mo. USD LIBOR + .220% 2.555% FRN 3/25/44	717,035	678,307
Series 2005-6, Class B,, 3 mo. USD LIBOR + .290% 2.625% FRN 1/25/44	611,872	572,244
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 2.635% FRN 7/25/25	150,000	149,682
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 2.635% FRN 1/25/41	453,416	433,092
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 2.645% FRN 1/25/55	181,974	171,867
Series 2004-3A, Class A6A, 3 mo. USD LIBOR + .550% 2.885% FRN 10/25/64 (a)	850,000	853,687

	Principal Amount	Value
Series 2005-9, Class A7A, 3 mo. EURIBOR + .600% 2.935% FRN 1/25/41	$710,000	$711,600
Series 2003-14, Class A7, 3 mo. USD LIBOR + .600% 2.935% FRN 10/25/65 (a)	2,150,000	2,150,309
Series 2005-7, Class A5, 3 mo. USD LIBOR + .750% 3.085% FRN 1/25/40	770,000	767,113
Series 2013-4, Class B, 1 mo. USD LIBOR + 1.500% 3.716% FRN 12/28/70	120,000	116,795
Series 2003-5, Class A7, 28 day ARS + 2.500% 4.490% FRN 6/17/30	50,000	50,000
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 2.878% FRN 1/15/37 (a) (b)	550,000	550,547
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 3.258% FRN 9/15/34 (a)	290,000	293,676
Series 2014-A, Class A2B, 1 mo. USD LIBOR + 1.150% 3.308% FRN 5/15/26 (a)	472,649	477,720
Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450% 3.608% FRN 2/17/32 (a)	124,698	127,400
SoFi Professional Loan Program LLC
Series 2015-A, Class RC, (Acquired 4/19/17, Cost $562,750), 0.000% 3/25/33 (a) (c) (d)	200	213,750
Series 2017-D, Class R1, (Acquired 7/19/17, Cost $565,900), 0.000% 9/25/40 (a) (c) (d)	1,000,000	630,000
Series 2018-A, Class R1 (Acquired 1/22/18, Cost $718,200), 0.000% 2/25/42 (a) (c) (d)	1,000,000	718,200
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 3.166% FRN 1/25/39 (a)	86,753	87,237
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 3.416% FRN 6/25/33 (a)	142,971	145,196
Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750% 3.966% FRN 8/25/36 (a)	152,465	157,028
Sofi Professional Loan Program Trust, Series 2018-D, Class R1 (Acquired 9/20/18, Cost $314,012) 2/25/48 (a) (c) (d) (e)	956,000	329,342

		33,770,486

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral CMO — 4.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, 4.628% VRN 8/25/34 (b)	$6,158	$6,222
Countrywide Home Loans, Inc.
Series 2004-2, Class 1A1, 3.715% VRN 2/25/34 (b)	3,552	3,570
Series 2003-42, Class 1A1, 3.991% VRN 9/25/33 (b)	786	716
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A2, 3.027% VRN 12/25/57 (a) (b)	528,798	518,451
Series 2018-2A, Class A3, 3.684% VRN 4/25/58 (a) (b)	886,803	883,221
Series 2018-3A, Class A3, 3.963% VRN 8/25/58 (a) (b)	320,000	320,204
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, 4.105% VRN 8/25/34 (b)	1,127	1,119
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.940% VRN 8/25/34 (b)	8,002	7,843
JP Morgan Mortgage Trust
Series 2018-1, Class A5, 3.500% VRN 6/25/48 (a) (b)	412,534	406,914
Series 2018-3, Class A5, 3.500% VRN 9/25/48 (a) (b)	615,789	605,475
Series 2018-4, Class A15, 3.500% VRN 10/25/48 (a) (b)	566,181	558,493
Series 2017-6, Class A5, 3.500% VRN 12/25/48 (a) (b)	571,287	563,862
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A1, Class IA, 3.216% VRN 2/25/34 (b)	697	675
Series 2003-A4, Class IA, 4.544% VRN 7/25/33 (b)	526	527
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, 4.375% VRN 2/25/34 (b)	42	46
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, 3.750% VRN 11/25/56 (a) (b)	330,852	329,342
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (Acquired 2/21/18, Cost $250,000), 5.066% FRN 2/25/23 (a) (b) (c) (d)	250,000	252,893
PSMC Trust
Series 2018-1, Class A3, 3.500% VRN 2/25/48 (a) (b)	595,603	586,692
Series 2018-2, Class A3, 3.500% VRN 6/25/48 (a) (b)	624,680	614,671
Sequoia Mortgage Trust
Series 2015-1, Class A6, 2.500% VRN 1/25/45 (a) (b)	467,525	452,900

	Principal Amount	Value
Series 2018-3, Class A4, 3.500% VRN 3/25/48 (a) (b)	$723,452	$713,608
Series 2018-5, Class A4, 3.500% VRN 5/25/48 (a) (b)	577,351	569,497
Series 2018-CH1, Class A10, 4.000% VRN 2/25/48 (a) (b)	370,850	372,170
Series 2018-CH2, Class A12, 4.000% VRN 6/25/48 (a) (b)	931,749	935,058
Series 2018-CH3, Class A11, 4.000% VRN 8/25/48 (a) (b)	665,607	668,922
Series 2018-7, Class A4, 4.000% VRN 9/25/48 (a) (b)	237,644	240,602
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, 3.000% VRN 10/25/31 (a) (b)	799,402	763,823
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, 4.324% VRN 3/25/34 (b)	4,357	4,379
TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A4, 3.500% VRN 7/25/48 (a) (b)	332,485	327,964
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400% 3.245% FRN 4/25/44	12,792	13,279

		10,723,138

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $106,865,210)		106,419,028

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 1.1%
Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp.
Series 4740, Class CA, 3.000% 5/15/39	279,346	273,633
Series 4491, Class B, 3.000% 8/15/40	448,361	439,635
Series 4720, Class A, 3.000% 3/15/41	380,492	373,520
Federal National Mortgage Association
Series 2015-80, Class CA, 3.000% 4/25/40	627,484	615,559
Series 2015-63, Class KA, 3.000% 1/25/41	299,236	294,448
Government National Mortgage Association (b) Series 2014-131, Class BW 3.789% 5/20/41	131,916	140,016

		2,136,811

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pass-Through Securities — 0.1%
Federal Home Loan Mortgage Corp.
Pool #C01079 7.500% 10/01/30	$327	$370
Pool #C01135 7.500% 2/01/31	1,036	1,170
Federal National Mortgage Association
Pool #888586 1 year CMT + 2.198% 3.976% FRN 10/01/34	20,234	20,987
Pool #725692 1 year CMT + 2.138% 4.019% FRN 10/01/33	21,230	22,258
Pool #775539 12 mo. USD LIBOR + 1.645% 4.179% FRN 5/01/34	8,777	9,132
Pool #575667 7.000% 3/01/31	2,336	2,634
Pool #529453 7.500% 1/01/30	503	569
Pool #531196 7.500% 2/01/30	63	70
Pool #530299 7.500% 3/01/30	67	73
Pool #535996 7.500% 6/01/31	1,200	1,355
Pool #523499 8.000% 11/01/29	53	60
Pool #252926 8.000% 12/01/29	24	27
Pool #532819 8.000% 3/01/30	30	35
Pool #534703 8.000% 5/01/30	511	581
Pool #253437 8.000% 9/01/30	31	35
Pool #253481 8.000% 10/01/30	14	16
Pool #596656 8.000% 8/01/31	193	199
Pool #602008 8.000% 8/01/31	790	899
Pool #190317 8.000% 8/01/31	632	720
Pool #597220 8.000% 9/01/31	621	712
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	65	68
Pool #352022 7.000% 11/15/23	1,035	1,103
Pool #491089 7.000% 12/15/28	1,686	1,830
Pool #500928 7.000% 5/15/29	794	887
Pool #478658 7.000% 5/15/29	415	465
Pool #499410 7.000% 7/15/29	241	271
Pool #510083 7.000% 7/15/29	180	201
Pool #493723 7.000% 8/15/29	484	543
Pool #581417 7.000% 7/15/32	2,344	2,639
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 3.125% FRN 11/20/25	863	877
Pool #080136 1 year CMT + 1.500% 3.125% FRN 11/20/27	162	165
Pool #82462 1 year CMT + 1.500% 3.375% FRN 1/20/40	59,778	61,905
Pool #82488 1 year CMT + 1.500% 3.375% FRN 3/20/40	68,245	70,649

		203,505

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,405,489)		2,340,316

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds & Notes — 0.4%
U.S. Treasury Note 8.000% 11/15/21 (f)	$720,000	$829,271

TOTAL U.S. TREASURY OBLIGATIONS (Cost $846,056)		829,271

TOTAL BONDS & NOTES (Cost $209,888,420)		207,850,973

TOTAL PURCHASED OPTIONS (#) — 0.9% (Cost $2,011,623)		2,016,930

TOTAL LONG-TERM INVESTMENTS (Cost $211,900,043)		209,867,903

SHORT-TERM INVESTMENTS — 4.6%
Commercial Paper — 4.6%
Avangrid, Inc. 2.353% 10/01/18 (a)	1,750,000	1,749,653
Comcast Corp. 2.406% 10/16/18 (a)	2,250,000	2,247,247
Glencore Funding LLC 2.415% 10/05/18 (a)	2,000,000	1,999,063
Mohawk Industries, Inc. 2.386% 10/15/18 (a)	2,250,000	2,247,399
Walgreens Boots Alliance, Inc. 2.437% 10/18/18	1,750,000	1,747,623

		9,990,985

TOTAL SHORT-TERM INVESTMENTS (Cost $9,993,210)		9,990,985

TOTAL INVESTMENTS — 100.5% (Cost $221,893,253) (g)		219,858,888

Other Assets/(Liabilities) — (0.5)%		(1,152,102)

NET ASSETS — 100.0%		$218,706,786

Abbreviation Legend

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $124,598,345 or 56.97% of net assets.

(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2018.

(c)	Investment was valued using significant unobservable inputs.
(d)

Restricted security. Certain securities are restricted as to resale. At September 30, 2018, these securities amounted to a value of $2,742,219 or 1.25% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(e)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2018, these securities amounted to a value of $329,342 or 0.15% of net assets.

(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

(#)	Purchased Swaptions contracts at September 30, 2018:

OTC Counterparty	Units	Notional Amount		Expiration Date	Pay/Receive Exercise Rate	Description	Premiums Purchased	Value	Unrealized Appreciation/ (Depreciation)
Call
Barclays Bank PLC	6,340,000	USD	6,340,000	12/13/32	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 12/15/42, Exercise Rate 2.44%	$316,951	$217,535	$(99,416)
Credit Suisse International	7,310,000	USD	7,310,000	1/31/33	Receive	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 2/02/43, Exercise Rate 2.61%	350,880	280,257	(70,623)

							667,831	497,792	(170,039)

Put
Barclays Bank PLC	12,910,000	USD	12,910,000	12/13/32	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 12/15/42, Exercise Rate 2.94%	$645,410	$750,428	$105,018
Credit Suisse International	14,580,000	USD	14,580,000	1/31/33	Pay	3-Month USD LIBOR BBA 10 Year Swaption, Underlying Swap terminates 2/02/43, Exercise Rate 3.11%	698,382	768,710	70,328

							1,343,792	1,519,138	175,346

							$2,011,623	$2,016,930	$5,307

The accompanying notes are an integral part of the portfolio of investments.

MML Short-Duration Bond Fund – Portfolio of Investments (Continued)

Futures contracts at September 30, 2018:

	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Note 10 Year	12/19/18	225	$27,090,364	$(364,583)
U.S. Treasury Note 2 Year	12/31/18	320	67,659,248	(224,248)

				$(588,831)

Short
U.S. Treasury Note Ultra 10 Year	12/19/18	82	$(10,521,386)	$189,386
U.S. Treasury Note 5 Year	12/31/18	644	(73,066,875)	631,968

				$821,354

Swap agreements at September 30, 2018:

Counterparty	Currency	Notional Amount	Expiration Date	Payment Frequency	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	410,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	$(48,604)	$253	$(48,351)
Goldman Sachs International	USD	410,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(12,846)	(35,506)	(48,352)
Goldman Sachs International	USD	150,000	5/11/63	Monthly	3.000%	CMBX.NA.BBB-.6† (Rating: BBB-)	(5,672)	(12,018)	(17,690)

							$(67,122)	$(47,271)	$(114,393)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††

For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 3.5%
Iron & Steel — 1.2%
Allegheny Technologies, Inc. (a)	49,225	$1,454,599

Mining — 2.3%
Compass Minerals International, Inc.	18,480	1,241,856
Kaiser Aluminum Corp.	15,655	1,707,334

		2,949,190

		4,403,789

Communications — 4.8%
Internet — 4.0%
Etsy, Inc. (a)	34,690	1,782,372
Q2 Holdings, Inc. (a)	20,850	1,262,468
Yelp, Inc. (a)	42,470	2,089,524

		5,134,364

Media — 0.8%
Houghton Mifflin Harcourt Co. (a)	134,140	938,980

		6,073,344

Consumer, Cyclical — 14.1%
Airlines — 1.1%
Spirit Airlines, Inc. (a)	29,770	1,398,297

Auto Manufacturers — 0.8%
Navistar International Corp. (a)	26,840	1,033,340

Auto Parts & Equipment — 2.8%
Dorman Products, Inc. (a)	22,750	1,749,930
Visteon Corp. (a)	19,450	1,806,905

		3,556,835

Retail — 9.4%
The Children’s Place, Inc.	15,220	1,945,116
Group 1 Automotive, Inc.	31,490	2,043,701
Jack in the Box, Inc.	15,620	1,309,424
The Michaels Cos., Inc. (a)	38,990	632,808
Nu Skin Enterprises, Inc. Class A	16,790	1,383,832
Suburban Propane Partners LP (b)	76,110	1,790,868
Texas Roadhouse, Inc.	23,830	1,651,181
The Wendy’s Co.	71,780	1,230,309

		11,987,239

		17,975,711

Consumer, Non-cyclical — 21.2%
Agriculture — 0.8%
Universal Corp.	16,340	1,062,100

Biotechnology — 2.6%
Emergent BioSolutions, Inc. (a)	19,840	1,306,067
Ligand Pharmaceuticals, Inc. (a)	5,560	1,526,164
Sage Therapeutics, Inc. (a)	3,046	430,248

		3,262,479

	Number of Shares	Value
Commercial Services — 5.3%
ASGN, Inc. (a)	30,716	$2,424,414
Korn/Ferry International	48,031	2,365,046
Monro, Inc.	11,520	801,792
Paylocity Holding Corp. (a)	14,840	1,191,949

		6,783,201

Health Care – Products — 4.3%
Inogen, Inc. (a)	4,020	981,362
Inspire Medical Systems, Inc. (a) (c)	15,088	634,903
Intersect ENT, Inc. (a)	23,770	683,387
Quidel Corp. (a)	16,280	1,060,968
Repligen Corp. (a)	21,410	1,187,399
Wright Medical Group NV (a)	33,460	971,009

		5,519,028

Health Care – Services — 4.7%
Addus HomeCare Corp. (a)	12,212	856,672
Amedisys, Inc. (a)	15,540	1,941,878
American Renal Associates Holdings, Inc. (a)	24,120	522,198
Molina Healthcare, Inc. (a)	6,360	945,732
Teladoc Health, Inc. (a) (c)	19,030	1,643,241

		5,909,721

Household Products & Wares — 1.2%
Acco Brands Corp.	137,170	1,550,021

Pharmaceuticals — 2.3%
Diplomat Pharmacy, Inc. (a)	44,770	868,986
Senseonics Holdings, Inc. (a) (c)	115,880	552,747
TherapeuticsMD, Inc. (a) (c)	113,800	746,528
uniQure NV (a)	10,920	397,379
Zogenix, Inc. (a)	7,600	376,960

		2,942,600

		27,029,150

Energy — 3.8%
Energy – Alternate Sources — 1.3%
Renewable Energy Group, Inc. (a)	58,949	1,697,731

Oil & Gas — 1.8%
Matador Resources Co. (a)	67,635	2,235,337

Pipelines — 0.7%
Noble Midstream Partners LP (b)	26,605	942,083

		4,875,151

Financial — 20.5%
Banks — 6.2%
The Bank of NT Butterfield & Son Ltd.	15,399	798,592
BankUnited, Inc.	34,909	1,235,779
Chemical Financial Corp.	23,902	1,276,367
Columbia Banking System, Inc.	21,980	852,165
Customers Bancorp, Inc. (a)	26,220	616,957

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
FCB Financial Holdings, Inc. Class A (a)	23,553	$1,116,412
Heritage Financial Corp.	18,200	639,730
IBERIABANK Corp.	16,390	1,333,326

		7,869,328

Diversified Financial Services — 1.6%
Focus Financial Partners, Inc. Class A (a)	14,980	710,951
Stifel Financial Corp.	25,810	1,323,021

		2,033,972

Insurance — 1.5%
James River Group Holdings Ltd.	16,285	694,067
ProAssurance Corp.	26,990	1,267,180

		1,961,247

Real Estate Investment Trusts (REITS) — 6.2%
Brandywine Realty Trust	98,790	1,552,979
DiamondRock Hospitality Co.	162,000	1,890,540
EPR Properties	12,090	827,077
Four Corners Property Trust, Inc.	75,960	1,951,412
National Storage Affiliates Trust	65,530	1,667,083

		7,889,091

Savings & Loans — 5.0%
Beneficial Bancorp, Inc.	50,170	847,873
Berkshire Hills Bancorp, Inc.	26,750	1,088,725
OceanFirst Financial Corp.	38,030	1,035,177
Pacific Premier Bancorp, Inc. (a)	16,790	624,588
Sterling Bancorp	56,410	1,241,020
WSFS Financial Corp.	33,630	1,585,654

		6,423,037

		26,176,675

Industrial — 14.4%
Building Materials — 2.0%
Masonite International Corp. (a)	21,143	1,355,266
Summit Materials, Inc. Class A (a)	62,559	1,137,323

		2,492,589

Electrical Components & Equipment — 2.7%
Energizer Holdings, Inc.	25,170	1,476,220
Generac Holdings, Inc. (a)	34,290	1,934,299

		3,410,519

Engineering & Construction — 2.8%
Dycom Industries, Inc. (a)	14,570	1,232,622
KBR, Inc.	71,896	1,519,162
TopBuild Corp. (a)	14,080	800,026

		3,551,810

Environmental Controls — 1.8%
Advanced Disposal Services, Inc. (a)	49,818	1,349,071
Evoqua Water Technologies Corp. (a)	55,670	989,813

		2,338,884

	Number of Shares	Value
Machinery – Diversified — 0.5%
The Manitowoc Co., Inc. (a)	27,897	$669,249

Metal Fabricate & Hardware — 1.2%
Rexnord Corp. (a)	50,670	1,560,636

Miscellaneous – Manufacturing — 0.8%
EnPro Industries, Inc.	13,970	1,018,832

Transportation — 1.4%
CryoPort, Inc. (a) (c)	24,270	310,899
Genesee & Wyoming, Inc. Class A (a)	15,690	1,427,633

		1,738,532

Trucking & Leasing — 1.2%
The Greenbrier Cos., Inc.	25,110	1,509,111

		18,290,162

Technology — 13.1%
Computers — 4.0%
CACI International, Inc. Class A (a)	14,051	2,587,492
Perspecta, Inc.	49,535	1,274,040
Teradata Corp. (a)	33,510	1,263,662

		5,125,194

Semiconductors — 2.0%
Brooks Automation, Inc.	33,810	1,184,364
MKS Instruments, Inc.	16,970	1,360,146

		2,544,510

Software — 7.1%
Blackline, Inc. (a)	24,130	1,362,621
Envestnet, Inc. (a)	13,980	852,081
j2 Global, Inc.	22,541	1,867,522
Pegasystems, Inc.	24,296	1,520,929
SendGrid, Inc. (a)	36,009	1,324,771
Zynga, Inc. Class A (a)	524,896	2,104,833

		9,032,757

		16,702,461

Utilities — 2.7%
Electric — 2.7%
Black Hills Corp.	32,070	1,862,947
NorthWestern Corp.	26,720	1,567,395

		3,430,342

TOTAL COMMON STOCK (Cost $95,651,202)		124,956,785

TOTAL EQUITIES (Cost $95,651,202)		124,956,785

The accompanying notes are an integral part of the portfolio of investments.

MML Small Cap Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.0%
Diversified Financial Services — 2.0%
State Street Navigator Securities Lending Prime Portfolio (d)	2,622,653	$2,622,653

TOTAL MUTUAL FUNDS (Cost $2,622,653)		2,622,653

TOTAL LONG-TERM INVESTMENTS (Cost $98,273,855)		127,579,438

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (e)	$2,511,549	2,511,549

TOTAL SHORT-TERM INVESTMENTS (Cost $2,511,549)		2,511,549

TOTAL INVESTMENTS — 102.1% (Cost $100,785,404) (f)		130,090,987

Other Assets/(Liabilities) — (2.1)%		(2,703,965)

NET ASSETS — 100.0%		$127,387,022

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2018, was $2,543,470 or 2.00% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)	Represents investment of security lending collateral. (Note 2).
(e)

Maturity value of $2,511,779. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 11/15/42, and an aggregate market value, including accrued interest, of $2,563,970.

(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.5%

COMMON STOCK — 95.5%
Basic Materials — 5.7%
Chemicals — 4.5%
The Chemours Co.	10,379	$409,348
Ingevity Corp. (a)	6,639	676,381
Rayonier Advanced Materials, Inc.	4,600	84,778

		1,170,507

Mining — 1.2%
Alcoa Corp. (a)	8,100	327,240

		1,497,747

Communications — 12.0%
Internet — 0.2%
Liberty Expedia Holdings, Inc. Class A (a)	1,360	63,974

Media — 6.8%
Cable One, Inc.	500	441,805
Liberty Broadband Corp. Class A (a)	3,500	295,155
Liberty Broadband Corp. Class C (a)	3,600	303,480
Liberty Media Corp-Liberty Formula One Class C (a)	5,300	197,107
Liberty Media Corp-Liberty SiriusXM Class A (a)	5,600	243,264
Liberty Media Corp-Liberty SiriusXM Class C (a)	5,600	243,320
News Corp. Class A	5,800	76,502

		1,800,633

Telecommunications — 5.0%
GCI Liberty, Inc. Class A (a)	3,440	175,440
Liberty Latin America Ltd. Class A (a)	54,100	1,127,444

		1,302,884

		3,167,491

Consumer, Cyclical — 5.8%
Auto Parts & Equipment — 1.5%
Aptiv PLC	4,679	392,568

Entertainment — 2.2%
The Madison Square Garden Co. Class A (a)	1,810	570,729

Lodging — 1.6%
Hilton Grand Vacations, Inc. (a)	12,500	413,750

Retail — 0.5%
J Alexander’s Holdings, Inc. (a)	11,500	136,850

		1,513,897

Consumer, Non-cyclical — 30.8%
Commercial Services — 11.7%
PayPal Holdings, Inc. (a)	35,000	3,074,400

	Number of Shares	Value
Foods — 2.9%
Lamb Weston Holdings, Inc.	11,733	$781,418

Health Care – Products — 6.1%
Avanos Medical, Inc. (a)	6,100	417,850
Danaher Corp.	5,400	586,764
Varex Imaging Corp. (a)	7,500	214,950
West Pharmaceutical Services, Inc.	3,100	382,757

		1,602,321

Household Products & Wares — 1.0%
Avery Dennison Corp.	2,400	260,040

Pharmaceuticals — 9.1%
AbbVie, Inc.	6,300	595,854
Zoetis, Inc.	19,700	1,803,732

		2,399,586

		8,117,765

Energy — 3.2%
Oil & Gas — 2.7%
Andeavor	1,900	291,650
Murphy USA, Inc. (a)	5,000	427,300

		718,950

Oil & Gas Services — 0.5%
KLX Energy Services Holdings, Inc. (a)	3,600	115,236

		834,186

Financial — 4.5%
Diversified Financial Services — 1.1%
Synchrony Financial	9,540	296,503

Real Estate Investment Trusts (REITS) — 2.9%
Four Corners Property Trust, Inc.	10,300	264,607
Gaming and Leisure Properties, Inc.	13,900	489,975

		754,582

Savings & Loans — 0.5%
Poage Bankshares, Inc.	5,400	136,890

		1,187,975

Industrial — 23.6%
Aerospace & Defense — 2.2%
KLX, Inc. (a)	9,000	565,020

Electronics — 16.0%
Allegion PLC	8,500	769,845
Fortive Corp.	22,600	1,902,920
Honeywell International, Inc.	3,060	509,184
Keysight Technologies, Inc. (a)	14,570	965,700
nVent Electric PLC	2,340	63,554

		4,211,203

Engineering & Construction — 1.6%
TopBuild Corp. (a)	7,600	431,832

The accompanying notes are an integral part of the portfolio of investments.

MML Special Situations Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 0.4%
Pentair PLC	2,340	$101,439

Machinery – Construction & Mining — 0.5%
Oshkosh Corp.	2,002	142,623

Metal Fabricate & Hardware — 0.4%
TimkenSteel Corp. (a)	7,100	105,577

Miscellaneous – Manufacturing — 2.5%
Trinseo SA	8,300	649,890

		6,207,584

Technology — 7.6%
Computers — 7.6%
DXC Technology Co.	3,874	362,296
Hewlett Packard Enterprise Co.	81,600	1,330,896
Lumentum Holdings, Inc. (a)	4,500	269,775
Perspecta, Inc.	1,937	49,820

		2,012,787

Utilities — 2.3%
Gas — 2.3%
ONE Gas, Inc.	7,300	600,644

TOTAL COMMON STOCK (Cost $19,972,298)		25,140,076

TOTAL EQUITIES (Cost $19,972,298)		25,140,076

TOTAL LONG-TERM INVESTMENTS (Cost $19,972,298)		25,140,076

	Principal Amount
SHORT-TERM INVESTMENTS — 4.6%
Repurchase Agreement — 4.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (b)	$1,224,463	1,224,463

TOTAL SHORT-TERM INVESTMENTS (Cost $1,224,463)		1,224,463

TOTAL INVESTMENTS — 100.1% (Cost $21,196,761) (c)		26,364,539

Other Assets/(Liabilities) — (0.1)%		(27,342)

NET ASSETS — 100.0%		$26,337,197

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)

Maturity value of $1,224,575. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity date of 8/15/42, and an aggregate market value, including accrued interest, of $1,252,504.

(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 94.8%
Bermuda — 2.6%
Credicorp Ltd.	7,110	$1,586,099
Jardine Strategic Holdings Ltd.	45,462	1,650,148

		3,236,247

Brazil — 4.0%
Atacadao Distribuicao Comercio e Industria Ltda	330,000	1,210,162
B3 SA — Brasil Bolsa Balcao	330,465	1,914,767
Itau Unibanco Holding SA Sponsored ADR	55,670	611,256
Vale SA Sponsored ADR	87,700	1,301,468

		5,037,653

Cayman Islands — 17.8%
3SBio, Inc. (a)	63,500	106,811
AAC Technologies Holdings, Inc.	37,500	385,004
Alibaba Group Holding Ltd. Sponsored ADR (b)	43,553	7,175,792
BEST, Inc. ADR (b) (c)	24,302	143,868
Huazhu Group Ltd. ADR	78,241	2,527,184
Hutchison China MediTech Ltd. ADR (b)	8,517	274,162
Meituan Dianping Class B (b)	159,800	1,402,372
New Oriental Education & Technology Group, Inc. Sponsored ADR	15,580	1,153,076
Pinduoduo, Inc. ADR (b) (c)	38,870	1,021,892
Ping An Healthcare and Technology Co. Ltd. (a) (b)	9,465	63,281
Sunny Optical Technology Group Co. Ltd.	36,000	415,586
Tencent Holdings Ltd.	141,059	5,828,870
Wuxi Biologics Cayman, Inc. (a) (b)	40,500	405,614
ZTO Express Cayman, Inc. ADR	74,210	1,229,660

		22,133,172

Chile — 0.2%
Banco de Chile	1,378,985	211,092

China — 4.1%
China International Capital Corp. Ltd. Class H (a)	289,600	535,235
Dong-E-E-Jiao Co. Ltd.	86,899	599,910
Jiangsu Hengrui Medicine Co. Ltd. Class A	165,650	1,529,975
Sinopharm Group Co. Ltd. Class H	502,200	2,461,327

		5,126,447

Colombia — 0.7%
Grupo Aval Acciones y Valores SA ADR (c)	91,700	711,592

	Number of Shares	Value
Grupo de Inversiones Suramericana SA	12,420	$145,713

		857,305

Egypt — 0.5%
Commercial International Bank Egypt SAE	120,952	566,948

France — 6.4%
Kering SA	8,405	4,494,331
LVMH Moet Hennessy Louis Vuitton SE	9,776	3,451,564

		7,945,895

Hong Kong — 3.9%
AIA Group Ltd.	392,000	3,502,413
Hong Kong Exchanges & Clearing Ltd.	49,536	1,407,560

		4,909,973

India — 9.5%
Apollo Hospitals Enterprise Ltd.	23,424	341,481
Biocon Ltd.	85,266	811,820
Cholamandalam Investment & Finance Co. Ltd.	22,827	368,261
Dalmia Bharat Ltd.	4,771	151,605
Housing Development Finance Corp. Ltd.	141,992	3,426,923
Kotak Mahindra Bank Ltd.	193,122	3,027,187
Tata Consultancy Services Ltd.	49,506	1,490,414
UltraTech Cement Ltd.	14,639	821,834
Zee Entertainment Enterprises Ltd.	220,960	1,341,753

		11,781,278

Indonesia — 0.9%
Bank Central Asia Tbk PT	377,500	611,359
Indocement Tunggal Prakarsa Tbk PT	424,000	525,890

		1,137,249

Italy — 1.4%
PRADA SpA	368,300	1,764,804

Malaysia — 0.3%
Genting Bhd	180,500	340,586

Mexico — 5.3%
Fomento Economico Mexicano SAB de CV	213,550	2,112,677
Fomento Economico Mexicano SAB de CV Sponsored ADR	10,410	1,030,278
Grupo Aeroportuario del Sureste SAB de CV Class B	40,883	835,399
Grupo Financiero Inbursa SAB de CV Class O	722,011	1,135,063
Grupo Mexico SAB de CV Series B	502,563	1,446,406

		6,559,823

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Netherlands — 1.4%
Steinhoff International Holdings NV (b) (c)	380,496	$61,864
Yandex NV Class A (b)	51,539	1,695,118

		1,756,982

Philippines — 3.6%
Ayala Corp.	25,450	437,429
Ayala Land, Inc.	1,055,400	782,514
BDO Unibank, Inc.	53,800	119,299
Jollibee Foods Corp.	141,490	673,079
SM Investments Corp.	90,200	1,509,166
SM Prime Holdings, Inc.	1,393,500	935,052

		4,456,539

Republic of Korea — 8.6%
Amorepacific Corp.	3,544	833,966
AMOREPACIFIC Group	1,977	166,216
Kakao Corp.	4,205	451,172
LG Household & Health Care Ltd.	1,914	2,200,702
NAVER Corp.	4,213	2,714,204
Netmarble Corp. (a)	2,898	300,286
Samsung Biologics Co. Ltd. (a) (b)	3,816	1,836,176
Samsung Electronics Co. Ltd.	51,800	2,169,501

		10,672,223

Russia — 6.8%
LUKOIL PJSC Sponsored ADR	3,230	246,901
LUKOIL PJSC Sponsored ADR	11,334	868,122
Magnit PJSC	4,273	249,516
Novatek PJSC Sponsored GDR Registered (d)	31,584	5,802,036
Polyus PJSC GDR (a) (e)	8,200	257,480
Sberbank of Russia PJSC	330,097	1,021,822

		8,445,877

South Africa — 2.5%
FirstRand Ltd.	462,730	2,217,022
Shoprite Holdings Ltd.	70,271	951,504

		3,168,526

Taiwan — 5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	854,000	7,291,836

Thailand — 0.5%
Siam Commercial Bank PCL	145,600	670,822

Turkey — 0.6%
Anadolu Efes Biracilik Ve Malt Sanayii AS	129,726	452,919
BIM Birlesik Magazalar AS	22,402	301,906

		754,825

United Arab Emirates — 1.6%
DP World Ltd.	74,184	1,414,625
Emaar Properties PJSC	427,468	576,364

		1,990,989

	Number of Shares	Value
United Kingdom — 4.4%
Glencore PLC	1,157,561	$4,989,905
Mediclinic International PLC	78,150	436,482

		5,426,387

United States — 1.3%
MercadoLibre, Inc.	1,780	606,036
Snap, Inc. Class A (b) (c)	49,568	420,337
Yum China Holdings, Inc.	16,710	586,688

		1,613,061

TOTAL COMMON STOCK (Cost $103,611,663)		117,856,539

PREFERRED STOCK — 1.1%
Brazil — 1.1%
Lojas Americanas SA 0.410%	332,400	1,306,209

India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	503,840	54,422

TOTAL PREFERRED STOCK (Cost $1,681,387)		1,360,631

TOTAL EQUITIES (Cost $105,293,050)		119,217,170

MUTUAL FUNDS — 1.4%
United States — 1.4%
State Street Navigator Securities Lending Prime Portfolio (f)	1,756,987	1,756,987

TOTAL MUTUAL FUNDS (Cost $1,756,987)		1,756,987

TOTAL LONG-TERM INVESTMENTS (Cost $107,050,037)		120,974,157

	Principal Amount
SHORT-TERM INVESTMENTS — 4.1%
Repurchase Agreement — 4.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 9/28/18, 1.100%, due 10/01/18 (g)	$5,021,748	5,021,748

TOTAL SHORT-TERM INVESTMENTS (Cost $5,021,748)		5,021,748

TOTAL INVESTMENTS — 101.4% (Cost $112,071,785) (h)		125,995,905

Other Assets/(Liabilities) — (1.4)%		(1,681,922)

NET ASSETS — 100.0%		$124,313,983

The accompanying notes are an integral part of the portfolio of investments.

MML Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)

Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, these securities amounted to a value of $3,504,883 or 2.82% of net assets.

(b)	Non-income producing security.
(c)

Denotes all or a portion of security on loan. The total value of securities on loan as of September 30, 2018, was $1,695,277 or 1.36% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).

(d)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2018, these securities amounted to a value of $5,802,036 or 4.67% of net assets.

(e)

This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At September 30, 2018, these securities amounted to a value of $257,480 or 0.21% of net assets.

(f)	Represents investment of security lending collateral. (Note 2).
(g)

Maturity value of $5,022,208. Collateralized by U.S. Government Agency obligations with a rate of 2.750%, maturity dates ranging from 8/15/42 – 11/15/42, and an aggregate market value, including accrued interest, of $5,126,276.

(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MML U.S. Government Money Market Fund – Portfolio of Investments

September 30, 2018 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.0%
Discount Notes — 77.5%
Federal Farm Credit Bank
1 mo. USD LIBOR - .080% 2.053% FRN 10/09/18, 11/09/18 (a)	$5,000,000	$5,000,407
1 mo. USD LIBOR + .150% 2.308% FRN 10/15/18, 3/15/19 (a)	5,000,000	5,006,463
1 mo. USD LIBOR + .175% 2.391% FRN 10/25/18, 2/25/19 (a)	1,500,000	1,501,873
Federal Home Loan Bank
1.980% 10/01/18, 10/01/18 (a)	800,000	799,913
1.996% FRN 10/09/18, 6/07/19 (a) (b)	6,000,000	5,999,997
1 mo. USD LIBOR - .110% 2.021% FRN 10/11/18, 10/11/18 (a)	2,000,000	2,000,000
2.024% 10/31/18, 10/31/18 (a)	810,000	808,575
2.028% FRN 10/15/18, 11/15/18 (a) (b)	4,000,000	4,000,064
2.029% 10/03/18, 10/03/18 (a)	2,000,000	1,999,556
2.032% 10/10/18, 10/10/18 (a)	1,720,000	1,718,949
2.068% FRN 10/17/18, 7/17/19 (a) (b)	10,000,000	10,000,060
2.080% 10/12/18, 10/12/18 (a)	1,000,000	999,260
2.082% FRN 10/21/18, 8/21/19 (a) (b)	4,000,000	4,000,000
2.090% 10/12/18, 10/12/18 (a)	4,640,000	4,636,548
2.092% 12/13/18, 12/13/18 (a)	4,000,000	3,983,000
2.098% FRN 10/19/18, 12/19/18 (a) (b)	8,000,000	8,000,685
2.101% FRN 10/25/18, 10/25/18 (a) (b)	5,000,000	4,999,190
2.101% 10/17/18, 10/17/18 (a)	10,000,000	9,989,650
2.102% FRN 10/22/18, 4/22/19 (a) (b)	2,500,000	2,500,192
2.111% FRN 10/01/18, 11/01/18 (a) (b)	3,800,000	3,800,004
3 mo. USD LIBOR - .220% 2.121% FRN 11/09/18, 11/09/18 (a)	3,000,000	3,000,592
1 mo. USD LIBOR - .090% 2.122% FRN 10/22/18, 1/22/19 (a)	1,600,000	1,600,179
3 mo. USD LIBOR - .220% 2.123% FRN 11/01/18, 2/01/19 (a)	3,000,000	3,001,322
1 mo. USD LIBOR - .090% 2.126% FRN 10/25/18, 1/25/19 (a)	5,000,000	5,000,259
1 mo. USD LIBOR - .100% 2.130% FRN 10/27/18, 12/27/18 (a)	5,000,000	5,000,083
2.131% 11/30/18, 11/30/18 (a)	2,890,000	2,879,648
2.132% 10/19/18, 10/19/18 (a)	7,000,000	6,991,833

	Principal Amount	Value
3 mo. USD LIBOR - .160% 2.152% FRN 11/24/18, 5/24/19 (a)	$7,000,000	$7,006,214
2.171% 10/26/18, 10/26/18 (a)	10,000,000	9,983,965
2.173% 10/26/18, 10/26/18 (a)	5,000,000	4,991,975
1 mo. USD LIBOR - .035% 2.177% FRN 10/23/18, 1/23/19 (a)	1,400,000	1,400,338
2.192% 11/23/18, 11/23/18 (a)	5,000,000	4,983,538
Federal National Mortgage Association 1.959% , 10/01/18, 10/01/18 (a)	3,000,000	2,999,678

		140,584,010

Repurchase Agreement — 11.0%
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 9/28/18, 2.220%, due 10/01/18 (c)	20,000,000	20,000,000

U.S. Treasury Bonds & Notes — 11.5%
U.S. Treasury Note
0.750% 2/15/19, 2/15/19	5,000,000	4,972,118
1.125% 1/31/19, 1/31/19	8,000,000	7,971,036
1.500% 3/31/19, 3/31/19	8,000,000	7,964,879

		20,908,033

TOTAL SHORT-TERM INVESTMENTS (Cost $181,492,043)		181,492,043

TOTAL INVESTMENTS — 100.0% (Cost $181,492,043) (d)		181,492,043

Other Assets/(Liabilities) — 0.0%		3,562

NET ASSETS — 100.0%		$181,495,605

Abbreviation Legend

FRN	Floating Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	The stated maturity dates reflect demand date and stated maturity date, respectively.
(b)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at September 30, 2018.

(c)

Maturity value of $20,003,700. Collateralized by U.S. Government Agency obligations with rates ranging from 0.000% – 3.375%, maturity dates ranging from 11/08/18 –8/15/47, and an aggregate market value, including accrued interest, of $20,400,000.

(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Asset Momentum Fund (“Asset Momentum Fund”)

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Allocation Funds, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value

Notes to Portfolio of Investments (Unaudited) (Continued)

securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of

1

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability

Notes to Portfolio of Investments (Unaudited) (Continued)

and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The U.S. Government Money Market Fund characterized all investments at Level 2, as of September 30, 2018. The Equity Fund, Equity Rotation Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of September 30, 2018. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of September 30, 2018, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Asset Momentum Fund
Asset Investments
Common Stock	$16,206,925	$2,819,448 *	$-		$19,026,373
U.S. Treasury Obligations	-	2,967,457	-		2,967,457
Mutual Funds	4,750,812	-	-		4,750,812
Short-Term Investments	-	3,937,700	-		3,937,700

Total Investments	$20,957,737	$9,724,605	$-		$30,682,342

Asset Derivatives
Futures Contracts	$171,322	$-	$-		$171,322
Forwards Contracts	-	53,958	-		53,958

Total	$171,322	$53,958	$-		$225,280

Liability Derivatives
Forwards contracts	$-	$(86,245)	$-		$(86,245)

Blend Fund
Asset Investments
Common Stock	$498,315,244	$-	$-		$498,315,244
Preferred Stock	500,000	-	-		500,000
Corporate Debt	-	80,478,909	-		80,478,909
Municipal Obligations	-	1,720,590	-		1,720,590
Non-U.S. Government Agency Obligations	-	63,782,554	2,503,775	**	66,286,329
Sovereign Debt Obligations	-	1,585,132	-		1,585,132
U.S. Government Agency Obligations and Instrumentalities	-	57,473,195	-		57,473,195
U.S. Treasury Obligations	-	9,819,876	-		9,819,876
Purchased Options	-	1,668,218	-		1,668,218
Short-Term Investments	-	16,202,431	-		16,202,431

Total Investments	$498,815,244	$232,730,905	$2,503,775		$734,049,924

Asset Derivatives
Futures Contracts	$92,908	$-	$-		$92,908

Liability Derivatives
Futures Contracts	$(541,647)	$-	$-		$(541,647)
Swap Agreements	-	(128,545)	-		(128,545)

Total	$(541,647)	$(128,545)	$-		$(670,192)

Dynamic Bond Fund
Asset Investments
Common Stock	$7,044	$-	$-		$7,044
Corporate Debt	-	112,977,542	-		112,977,542
Municipal Obligations	-	422,039	-		422,039
Non-U.S. Government Agency Obligations	-	115,851,562	-		115,851,562
Sovereign Debt Obligations	-	5,759,593	-		5,759,593
U.S. Government Agency Obligations and Instrumentalities	-	63,020,405	-		63,020,405
U.S. Treasury Obligations	-	118,381,032	-		118,381,032
Mutual Funds	15,890,368	-	-		15,890,368
Short-Term Investments	-	15,631,352	-		15,631,352

Total Investments	$15,897,412	$432,043,525	$-		$447,940,937

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

High Yield Fund
Asset Investments
Common Stock	$-	$826,404	$-		$826,404
Preferred Stock	-	709,612	-		709,612
Bank Loans	-	5,112,042	-		5,112,042
Corporate Debt	-	125,160,209	-		125,160,209
Warrants	-	-	22,426	**	22,426
Short-Term Investments	-	2,499,505	-		2,499,505

Total Investments	$-	$134,307,772	$22,426		$134,330,198

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$10,706,676	$-		$10,706,676
Municipal Obligations	-	108,714	-		108,714
Non-U.S. Government Agency Obligations	-	183,892,701	1,555,725	**	185,448,426
U.S. Government Agency Obligations and Instrumentalities	-	2,867,172	-		2,867,172
U.S. Treasury Obligations	-	334,245,401	-		334,245,401
Purchased Options	-	2,621,331	-		2,621,331
Short-Term Investments	-	124,188,833	-		124,188,833

Total Investments	$-	$658,630,828	$1,555,725		$660,186,553

Asset Derivatives
Futures Contracts	$46,942	$-	$-		$46,942
Swap Agreements	-	315,214	-		315,214

Total	$46,942	$315,214	$-		$362,156

Liability Derivatives
Futures Contracts	$(23,242)	$-	$-		$(23,242)
Swap Agreements	-	(351,731)	-		(351,731)

Total	$(23,242)	$(351,731)	$-		$(374,973)

Managed Bond Fund
Asset Investments
Preferred Stock	$2,375,000	$-	$-		$2,375,000
Corporate Debt	-	427,981,387	-		427,981,387
Municipal Obligations	-	8,416,109	-		8,416,109
Non-U.S. Government Agency Obligations	-	351,147,419	15,045,937	**	366,193,356
Sovereign Debt Obligations	-	8,257,074	-		8,257,074
U.S. Government Agency Obligations and Instrumentalities	-	298,133,916	-		298,133,916
U.S. Treasury Obligations	-	3,265,172	-		3,265,172
Purchased Options	-	10,199,517	-		10,199,517
Short-Term Investments	-	42,799,087	-		42,799,087

Total Investments	$2,375,000	$1,150,199,681	$15,045,937		$1,167,620,618

Asset Derivatives
Futures Contracts	$1,216,476	$-	$-		$1,216,476

Liability Derivatives
Futures Contracts	$(4,267,787)	$-	$-		$(4,267,787)
Swap Agreements	-	(785,423)	-		(785,423)

Total	$(4,267,787)	$(785,423)	$-		$(5,053,210)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total

Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$98,216,456	$-		$98,216,456
Municipal Obligations	-	45,902	-		45,902
Non-U.S. Government Agency Obligations	-	103,676,809	2,742,219	**	106,419,028
U.S. Government Agency Obligations and Instrumentalities	-	2,340,316	-		2,340,316
U.S. Treasury Obligations	-	829,271	-		829,271
Purchased Options	-	2,016,930	-		2,016,930
Short-Term Investments	-	9,990,985	-		9,990,985

Total Investments	$-	$217,116,669	$2,742,219		$219,858,888

Asset Derivatives
Futures Contracts	$821,354	$-	$-		$821,354

Liability Derivatives
Futures Contracts	$(588,831)	$-	$-		$(588,831)
Swap Agreements	-	(114,393)	-		(114,393)

Total	$(588,831)	$(114,393)	$-		$(703,224)

Small Cap Equity Fund
Asset Investments
Common Stock	$124,956,785	$-	$-		$124,956,785
Mutual Funds	2,622,653	-	-		2,622,653
Short-Term Investments	-	2,511,549	-		2,511,549

Total Investments	$127,579,438	$2,511,549	$-		$130,090,987

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$1,586,099	$1,650,148	$-		$3,236,247
Brazil	5,037,653	-	-		5,037,653
Cayman Islands	14,928,006	7,205,166	-		22,133,172
Chile	211,092	-	-		211,092
China	-	5,126,447	-		5,126,447
Colombia	857,305	-	-		857,305
Egypt	-	566,948	-		566,948
France	-	7,945,895	-		7,945,895
Hong Kong	-	4,909,973	-		4,909,973
India	-	11,781,278	-		11,781,278
Indonesia	-	1,137,249	-		1,137,249
Italy	-	1,764,804	-		1,764,804
Malaysia	-	340,586	-		340,586
Mexico	6,559,823	-	-		6,559,823
Netherlands	1,695,118	61,864	-		1,756,982
Philippines	-	4,456,539	-		4,456,539
Republic of Korea	-	10,672,223	-		10,672,223
Russia	-	8,445,877	-		8,445,877
South Africa	-	3,168,526	-		3,168,526
Taiwan	-	7,291,836	-		7,291,836
Thailand	670,822	-	-		670,822
Turkey	-	754,825	-		754,825

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total

Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
United Arab Emirates	$-	$1,990,989	$-	$1,990,989
United Kingdom	-	5,426,387	-	5,426,387
United States	1,613,061	-	-	1,613,061
Preferred Stock
Brazil	1,306,209	-	-	1,306,209
India	54,422	-	-	54,422
Mutual Funds	1,756,987	-	-	1,756,987
Short-Term Investments	-	5,021,748	-	5,021,748

Total Investments	$36,276,597	$89,719,308	$-	$125,995,905

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.

**

None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2018 is not presented.

The Funds, with the exception of the Blend Fund and Strategic Emerging Markets Fund, had no transfers between Levels of the fair value hierarchy during the period ended September 30, 2018. The Blend Fund had transfers between Level 2 and Level 3 of the fair value hierarchy during the period ended September 30, 2018; however, none of the transfers individually or collectively had a material impact on the Fund. The Funds recognize transfers between the Levels as of the beginning of the year.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Strategic Emerging Markets Fund	$2,682,026	$-	$-	$(2,682,026)

*	Transfers occurred between Level 1 and Level 2 as inputs were more observable.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at September 30, 2018, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Asset Momentum Fund	Blend Fund	Inflation- Protected and Income Fund	Managed Bond Fund	Short- Duration Bond Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	M
Directional Exposures to Currencies	A
Intention to Create Investment Leverage in Portfolio	M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	M	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management			A
Duration Management			A
Asset/Liability Management			M
Substitution for Direct Investment			M
Intention to Create Investment Leverage in Portfolio			M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Income		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M

Options (Purchased)
Hedging/Risk Management		A	A	A	A
Duration/Credit Quality Management		A	A	A	A
Substitution for Direct Investment		A	A	A	A
Directional Investment		A	A	A	A
Intention to Create Investment Leverage in Portfolio		M	M	M	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

At September 30, 2018, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Asset Momentum Fund
Asset Derivatives
Forward Contracts	$-	$-	$53,958	$-	$53,958
Futures Contracts	-	171,322	-	-	171,322

Total Value	$-	$171,322	$53,958	$-	$225,280

Liability Derivatives
Forward Contracts	$-	$-	$(86,245)	$-	$(86,245)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Blend Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$1,668,218	$1,668,218
Futures Contracts	-	-	-	92,908	92,908

Total Value	$-	$-	$-	$1,761,126	$1,761,126

Liability Derivatives
Futures Contracts	$-	$-	$-	$(541,647)	$(541,647)
Swap Agreements	(128,545)	-	-	-	(128,545)

Total Value	$(128,545)	$-	$-	$(541,647)	$(670,192)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$2,621,331	$2,621,331
Futures Contracts	-	-	-	46,942	46,942
Swap Agreements	-	-	-	315,214	315,214

Total Value	$-	$-	$-	$2,983,487	$2,983,487

Liability Derivatives
Futures Contracts	$-	$-	$-	$(23,242)	$(23,242)
Swap Agreements	(278,319)	-	-	(73,412)	(351,731)

Total Value	$(278,319)	$-	$-	$(96,654)	$(374,973)

Managed Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$10,199,517	$10,199,517
Futures Contracts	-	-	-	1,216,476	1,216,476

Total Value	$-	$-	$-	$11,415,993	$11,415,993

Liability Derivatives
Futures Contracts	$-	$-	$-	$(4,267,787)	$(4,267,787)
Swap Agreements	(785,423)	-	-	-	(785,423)

Total Value	$(785,423)	$-	$-	$(4,267,787)	$(5,053,210)

Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$2,016,930	$2,016,930
Futures Contracts	-	-	-	821,354	821,354

Total Value	$-	$-	$-	$2,838,284	$2,838,284

Liability Derivatives
Futures Contracts	$-	$-	$-	$(588,831)	$(588,831)
Swap Agreements	(114,393)	-	-	-	(114,393)

Total Value	$(114,393)	$-	$-	$(588,831)	$(703,224)

Notes to Portfolio of Investments (Unaudited) (Continued)

At September 30, 2018, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Asset Momentum Fund	123	$5,640,491	$-	$-
Blend Fund	340	-	1,090,000	34,020,000
Inflation-Protected and Income Fund	94	-	93,560,000	53,020,000
Managed Bond Fund	2,196	-	6,660,000	207,950,000
Short-Duration Bond Fund	1,271	-	970,000	41,140,000

†

Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, and purchased swaptions, based on absolute values, at September 30, 2018.

Further details regarding the derivatives and other investments held by the Fund(s) at September 30, 2018, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

Notes to Portfolio of Investments (Unaudited) (Continued)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the

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protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange

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rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

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When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Linked Securities

Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.

Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.

The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify

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for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.

Bank Loans

A Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At September 30, 2018, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create

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investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

Open reverse repurchase transactions outstanding at September 30, 2018, if any, are listed in each applicable Fund’s Portfolio of Investments.

At September 30, 2018, the average balance outstanding for open reverse repurchase agreements for the Inflation-Protected and Income Fund was $300,028,273. The maximum balance outstanding for the Inflation-Protected and Income Fund was $349,736,919 during the period ended September 30, 2018. The weighted average maturity was 45 days, at a weighted average interest rate of 1.920%.

Average balance outstanding was calculated based on daily balances outstanding during the period that the Inflation-Protected and Income Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

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Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

The Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund may lend their securities; however, lending cannot exceed 10% of the total assets of the Managed Bond Fund taken at current value, and 33% of the total assets of the Asset Momentum Fund, Blend Fund, Dynamic Bond Fund, Equity Fund, Equity Rotation Fund, High Yield Fund, Inflation-Protected and Income Fund, Short-Duration Bond Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, respectively, taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio of securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At September 30, 2018, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at September 30, 2018.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from

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litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among classes to which the expense relates based on relative net assets.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly for the Blend Fund, Dynamic Bond Fund, High Yield Fund, Inflation-Protected and Income Fund, Managed Bond Fund, and Short-Duration Bond Fund and annually for the Asset Momentum

Notes to Portfolio of Investments (Unaudited) (Continued)

Fund, Equity Fund, Equity Rotation Fund, Small Cap Equity Fund, Special Situations Fund, and Strategic Emerging Markets Fund, and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Federal Income Tax Information

At September 30, 2018, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asset Momentum Fund	$28,733,617	$2,531,898	$(583,173)	$1,948,725
Blend Fund	573,108,775	169,439,217	(8,498,068)	160,941,149
Dynamic Bond Fund	459,092,625	3,572,728	(14,724,416)	(11,151,688)
Equity Fund	696,350,763	184,937,950	(20,989,825)	163,948,125
Equity Rotation Fund	27,694,077	6,257,365	(966,965)	5,290,400
High Yield Fund	136,900,486	3,824,941	(6,395,229)	(2,570,288)
Inflation-Protected and Income Fund	663,572,287	6,470,944	(9,856,678)	(3,385,734)
Managed Bond Fund	1,183,405,615	11,001,822	(26,786,819)	(15,784,997)
Short-Duration Bond Fund	221,893,253	1,703,200	(3,737,565)	(2,034,365)
Small Cap Equity Fund	100,785,404	31,821,583	(2,516,000)	29,305,583
Special Situations Fund	21,196,761	5,745,255	(577,477)	5,167,778
Strategic Emerging Markets Fund	112,071,785	20,622,425	(6,698,305)	13,924,120

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at September 30, 2018, is the same for financial reporting and federal income tax purposes.

4.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The Funds have adopted the Rule’s Regulation S-X amendments and the Funds’ financial statements are in compliance with those amendments. In December 2017, the SEC issued a temporary final rule (“Temporary Rule”) that provides for a nine-month delay of N-PORT filing with the SEC. Under the Temporary Rule, those funds subject to the original June 1, 2018 compliance date will still be required to gather and maintain all of the data required by Form N-PORT as of the original reporting date and such information will be subject to examination by the SEC staff.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

In August 2018, FASB issued Accounting Standards Update 2018-13 — Fair Value Measurement (Topic 820) Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The amendments modify fair value measurement disclosures and are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amount sought to be recovered from the Blend Fund and Small Cap Equity Fund plus interest and the Official Committee’s court costs, are approximately $207,400 and $93,500, respectively.

In addition, on June 2, 2011, the Blend Fund was named as a defendant in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset value depending on the net assets of each applicable Fund at the time of such judgment or settlement.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer
Date	11/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Tina Wilson
Tina Wilson, President and Principal Executive Officer
Date	11/21/2018

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	11/21/2018